--------------------------------------------------------------------------------
                           BRINSON RELATIONSHIP FUNDS

                         BRINSON GLOBAL SECURITIES FUND
                            BRINSON U.S. EQUITY FUND
                 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
              BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                           BRINSON POST-VENTURE FUND
                      BRINSON GLOBAL (EX-U.S.) EQUITY FUND
                      BRINSON EMERGING MARKETS EQUITY FUND
               BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                    BRINSON U.S. CASH MANAGEMENT PRIME FUND
                            BRINSON SHORT-TERM FUND
                            BRINSON HIGH YIELD FUND
                       BRINSON EMERGING MARKETS DEBT FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            Page
Brinson Global Securities Fund............................................    1
   Schedule of Investments................................................    5
   Statement of Assets and Liabilities....................................   24
   Statement of Operations................................................   25
   Statement of Cash Flows................................................   26
   Statements of Changes in Net Assets....................................   27
   Financial Highlights...................................................   28
Brinson U.S. Equity Fund..................................................   29
   Schedule of Investments................................................   32
   Statement of Assets and Liabilities....................................   35
   Statement of Operations................................................   36
   Statements of Changes in Net Assets....................................   37
   Financial Highlights...................................................   38
Brinson U.S. Large Capitalization Equity Fund.............................   39
   Schedule of Investments................................................   42
   Statement of Assets and Liabilities....................................   44
   Statement of Operations................................................   45
   Statement of Changes in Net Assets.....................................   46
   Financial Highlights...................................................   47
Brinson U.S. Large Capitalization Value Equity Fund.......................   48
   Schedule of Investments................................................   51
   Statement of Assets and Liabilities....................................   53
   Statement of Operations................................................   54
   Statement of Changes in Net Assets.....................................   55
   Financial Highlights...................................................   56
Brinson Post-Venture Fund.................................................   57
   Schedule of Investments................................................   60
   Statement of Assets and Liabilities....................................   64
   Statement of Operations................................................   65
   Statements of Changes in Net Assets....................................   66
   Financial Highlights...................................................   67
Brinson Global (Ex-U.S.) Equity Fund......................................   68
   Schedule of Investments................................................   71
   Statement of Assets and Liabilities....................................   78
   Statement of Operations................................................   79
   Statement of Changes in Net Assets.....................................   80
   Financial Highlights...................................................   81

                                                                            Page
Brinson Emerging Markets Equity Fund......................................   82
   Schedule of Investments................................................   86
   Statement of Assets and Liabilities....................................   99
   Statement of Operations................................................  100
   Statements of Changes in Net Assets....................................  101
   Financial Highlights...................................................  102
Brinson U.S. Short/Intermediate Fixed Income Fund.........................  103
   Schedule of Investments................................................  106
   Statement of Assets and Liabilities....................................  109
   Statement of Operations................................................  110
   Statement of Changes in Net Assets.....................................  111
   Financial Highlights...................................................  112
Brinson U.S. Cash Management Prime Fund...................................  113
   Schedule of Investments................................................  113
   Statement of Assets and Liabilities....................................  114
   Statement of Operations................................................  115
   Statement of Changes in Net Assets.....................................  116
   Financial Highlights...................................................  117
Brinson Short-Term Fund...................................................  118
   Schedule of Investments................................................  119
   Statement of Assets and Liabilities....................................  121
   Statement of Operations................................................  122
   Statements of Changes in Net Assets....................................  123
   Financial Highlights...................................................  124
Brinson High Yield Fund...................................................  125
   Schedule of Investments................................................  128
   Statement of Assets and Liabilities....................................  133
   Statement of Operations................................................  134
   Statements of Changes in Net Assets....................................  135
   Financial Highlights...................................................  136
Brinson Emerging Markets Debt Fund........................................  137
   Schedule of Investments................................................  140
   Statement of Assets and Liabilities....................................  144
   Statement of Operations................................................  145
   Statements of Changes in Net Assets....................................  146
   Financial Highlights...................................................  147
Brinson Relationship Funds--Notes to Financial Statements.................  148

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

The Brinson Global Securities Fund provides investors with a single investment vehicle for comprehensive diversification across global markets and assets classes. It is a long-term, value-driven investment option designed to maximize total U.S. dollar return without assuming unnecessary risk. Its benchmark is the Global Securities Markets Relationship Fund Index.

In selecting securities for the Brinson Global Securities Fund, we seek out price/value discrepancies across capital markets (at the asset class, country and currency levels), and within capital markets (through sector, sub-sector and individual security selection). The Fund is monitored on an ongoing basis, and rebalanced with both risk and return considerations in mind. Our value estimates and investment decisions are based on comprehensive analysis of forward-looking investment fundamentals, drawing on the collective judgment of our global investment teams.

Since its performance inception on April 30, 1995, the Brinson Global Securities Fund has produced an annualized return of 13.49%, compared to the 15.40% return of its benchmark. This performance record was achieved with significantly less risk or volatility than the benchmark; 6.63% versus 8.56%, respectively. The lower risk level implies that the Fund has generated a much more constant return stream over time, protecting its investors from unwanted fluctuations in the Fund's value. For the year-to-date period, the Fund has returned 2.73% versus the benchmark return of 5.83%.

The greatest reason for the Fund's underperformance relative to the benchmark is its underweight of what we consider to be overvalued global equity markets. Our analysis indicates that the current overvaluation of the U.S. market exceeds that seen prior to the "crash" in 1987. Other major equity markets throughout the world are significantly overvalued but not to the same extent as the U.S. However, these markets would be expected to suffer in the wake of a setback in the U.S., and as a consequence, equity allocation for the Fund is at its minimum limit.

Offsetting the Fund's equity underweight is a general overweight to global bond markets. The largest of these overweights is to the U.S. market (+20%), of which 15.5% is in Treasury Inflation Protected Securities (TIPS). The next largest overweight in the Fund is to Australian bonds (+9.7%), which were believe are undervalued at current levels. Emerging market debt offers the best valuation among all asset classes. The returns from the still very high spreads to Treasuries outweigh the probabilities of loss due to default risk and the required risk premium that is related to the high volatility of these securities. As a result, the Fund holds a 5.43% overweight position in emerging market debt.

The Fund's largest currency overweight positions are in the euro, Swedish krona and Australian dollars. The Australian dollar has benefited from slightly firmer commodities prices and robust domestic growth, but we estimate that it is still undervalued against the U.S. dollar. The krona has strenghthened this year against the euro, and has appreciated to a level closer to fundamental value. Due to pessimism regarding economies and policy-setting within the EMU currency area, the euro was one of the weakest currencies over the last quarter. However, a cyclical strenghthening seems to be underway, and we maintain our overweight position.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Total Return

                                         6 Months 1 Year  3 Years Annualized
                                          Ended    Ended   Ended   4/30/95*
                                         6/30/99  6/30/99 6/30/99 to 6/30/99
----------------------------------------------------------------------------
 Brinson Global Securities Fund            2.73%    5.61%  11.17%   13.49%
----------------------------------------------------------------------------
 GSMI Relationship Fund Index**            5.83    11.87   14.52    15.40
----------------------------------------------------------------------------
 MSCI World Equity (Free) Index            8.57    15.87   18.53    18.06
----------------------------------------------------------------------------
 Salomon Smith Barney World Govt. Bond
  Index                                   -7.17     4.13    4.11     3.87
----------------------------------------------------------------------------

 *  Performance inception date of the Brinson Global Securities Fund.
 ** An un-managed index compiled by the Advisor, constructed as follows: 40%
    Wilshire 5000 Index; 22% MSCI World ex U.S.A. (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% MSCI Emerging Markets Free Index; and 3% Merrill Lynch High Yield Master Index.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund, GSMI Relationship Fund Index, MSCI World Equity (Free) Index, Salomon Smith Barney World and the Government Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Securities Fund
vs. GSMI Relationship Fund Index,
MSCI World Equity (Free) Index, and the Salomon Smith Barney
World Government Bond Index

                   [CHART OF BRINSON GLOBAL SECURITIES FUNDS]

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

TOP TEN U.S. EQUITY HOLDINGS

                                    TOP TEN GLOBAL (EX-U.S.) EQUITY HOLDINGS

As of June 30, 1999 (Unaudited)

                                    As of June 30, 1999 (Unaudited)

                          Percent of
                          Net Assets
------------------------------------
 1. Xerox Corp. .........    1.37%
 2. FDX Corp.............    0.93
 3. Burlington Northern
 Santa Fe Corp. .........    0.87
 4. Raytheon Co., Class
 B.......................    0.80
 5. Electronic Data
 Systems Corp. ..........    0.79
 6. Corning, Inc. .......    0.77
 7. Aetna, Inc. .........    0.75
 8. Lockheed Martin
 Corp. ..................    0.66
 9. CIGNA Corp. .........    0.61
10. General Instrument
 Corp. ..................    0.61
------------------------------------

                                                                 Percent of
                                                                 Net Assets
                                    ---------------------------------------
 1. BP Amoco PLC................................................    0.25%
 2. Veba AG.....................................................    0.25
 3. Nippon Telegraph & Telephone Corp. .........................    0.21
 4. ING Groep NV................................................    0.21
 5. Nestle S.A. (Reg.)..........................................    0.20
 6. Lloyds TSB Group PLC........................................    0.19
 7. Glaxo Wellcome PLC..........................................    0.19
 8. Marks & Spencer PLC.........................................    0.18
 9. General Electric Co. PLC....................................    0.18
10. Bayer AG....................................................    0.17
                                    ---------------------------------------

TOP TEN U.S. BOND HOLDINGS

                                    TOP TEN GLOBAL (EX-U.S.) BOND HOLDINGS

As of June 30, 1999 (Unaudited)

                                    As of June 30, 1999 (Unaudited)

                            Percent of
                            Net Assets
--------------------------------------
 1. U.S. Treasury
 Inflation Indexed Note
 3.625%, due 04/15/28.....     9.41%
 2. U.S. Treasury
 Inflation Indexed Note
 3.875%, due 01/15/09.....     2.22
 3. U.S. Treasury Bond
 8.000%, due 11/15/21.....     1.60
 4. U.S. Treasury
 Inflation Indexed Note
 3.875%, due 04/15/29.....     1.53
 5. U.S. Treasury Note
 3.625%, due 01/15/08.....     0.58
 6. Federal National
  Mortgage Association
 6.500%, due 11/01/28.....     0.47
 7. Prudential Home
  Mortgage Securities, 94-
  3, Class A10,
 6.500%, due 02/25/24.....     0.37
 8. Freddie Mac,
 5.750%, due 06/15/01.....     0.37
 9. FGCI,
 7.500%, due 08/01/09.....     0.34
10. Federal National
  Mortgage Association....     0.33
--------------------------------------

                                                                 Percent of
                                                                 Net Assets
                                    ---------------------------------------
 1. Kingdom of Sweden
 6.000%, due 02/09/05...........................................    0.73%
 2. Government of Canada
 4.250%, due 12/01/21...........................................    0.67
 3. Government of France (OAT)
 5.250%, due 04/25/08...........................................    0.66
 4. Treuhandanstalt
 6.250%, due 03/04/04...........................................    0.64
 5. Bank Nederlandse Gemeenten
 7.375%, due 08/06/07...........................................    0.62
 6. Queensland Treasury Corp.-Global Notes
 6.500%, due 06/14/05...........................................    0.57
 7. Caisse D'Amort Dette Soc
 6.250%, due 03/05/08...........................................    0.57
 8. Government of France (OAT)
 8.500%, due 12/26/12...........................................    0.56
 9. Depfa Pfandbriefbank
 5.250%, due 06/14/04...........................................    0.51
10. Kingdom of Denmark
 7.000%, due 12/15/04...........................................    0.51
                                    ---------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of June 30, 1999 (Unaudited)

U.S. EQUITIES
Energy...................................................................  0.17%
Capital Investment
 Capital Goods...........................................................  2.37
 Technology..............................................................  3.79
                                                                          -----
                                                                           6.16
Basic Industries
 Chemicals...............................................................  1.02
 Housing/Paper...........................................................  1.89
 Metals..................................................................  0.74
                                                                          -----
                                                                           3.65
Consumer
 Non-Durables............................................................  0.73
 Retail/Apparel..........................................................  1.36
 Autos/Durables..........................................................  0.93
 Health: Drugs...........................................................  1.07
 Health: Non-Drugs.......................................................  1.25
                                                                          -----
                                                                           5.34
Financial
 Banks...................................................................  2.34
 Non-Banks...............................................................  2.23
                                                                          -----
                                                                           4.57
Utilities
 Electric................................................................  1.02
Transportation...........................................................  2.12
Services/Misc............................................................  1.47
Post Venture.............................................................  1.80
                                                                          -----
  Total U.S. Equities.................................................... 26.30*
                                                                          -----
Global (Ex-U.S.) EQUITIES
 Aerospace & Military....................................................  0.15
 Airlines................................................................  0.13
 Appliances & Household Durables.........................................  0.22
 Autos/Durables..........................................................  0.63
 Banks...................................................................  1.52
 Beverages & Tobacco.....................................................  0.42
 Broadcasting & Publishing...............................................  0.68
 Building Materials......................................................  0.15
 Business & Public Service...............................................  0.55
 Chemicals...............................................................  0.64
 Construction............................................................  0.11
 Data Processing.........................................................  0.35
 Electronics.............................................................  0.87
 Electronics Components..................................................  0.21
 Energy..................................................................  0.80
 Financial Services......................................................  0.27
 Food & House Products...................................................  0.65
 Forest Products.........................................................  0.16
 Health & Personal Care..................................................  0.98
 Industrial Components...................................................  0.36
 Insurance...............................................................  0.80
 Leisure & Tourism.......................................................  0.05
 Machinery & Engineering.................................................  0.13
 Merchandising...........................................................  0.76
 Metals Steel............................................................  0.21
 Metals--Non-Ferrous.....................................................  0.28
 Multi-Industry..........................................................  0.21
 Real Estate.............................................................  0.13
 Recreation..............................................................  0.15

 Telecommunications....................................................    1.28%
 Textile and Apparel...................................................    0.03
 Transportation........................................................    0.25
 Utilities.............................................................    0.78
 Wholesale & International Trade.......................................    0.09
                                                                        -------
  Total Global (Ex-U.S.) Equities......................................   15.00
                                                                        -------
EMERGING MARKETS EQUITIES..............................................    3.76
U.S. BONDS
U.S. Corporate Bonds
 Airlines..............................................................    0.21
 Asset-Backed..........................................................    1.08
 Banks.................................................................    0.02
 Broadcasting..........................................................    0.08
 Consumer..............................................................    0.72
 CMO...................................................................    0.51
 Energy................................................................    0.02
 Financial Services....................................................    0.61
 Services/Miscellaneous................................................    0.82
 Technology............................................................    0.45
 Telecommunications....................................................    0.26
 Utilities.............................................................    0.16
                                                                        -------
  Total U.S. Corporate Bonds...........................................    4.94
                                                                        -------
International Dollar Bonds
 Foreign Banks.........................................................    1.33
 Foreign Multi-Industry................................................    0.18
 Foreign Financial.....................................................    0.48
 Foreign Government....................................................    0.16
 Foreign Technology....................................................    0.06
 Foreign Utilities.....................................................    0.56
                                                                        -------
  Total International Dollar Bonds.....................................    2.77
                                                                        -------
Mortgage-Backed Securities.............................................    2.18
U.S. Government Agencies...............................................    4.36
U.S. Government Obligations............................................   15.52
                                                                        -------
  Total U.S. Bonds.....................................................   29.77*
                                                                        -------
HIGH-YIELD BONDS.......................................................    2.84
Global (Ex-U.S.) BONDS
 Foreign Financial Bonds...............................................    2.32
 Foreign Government Bonds..............................................   12.06
                                                                        -------
  Total Global (Ex-U.S.) Bonds.........................................   14.38
                                                                        -------
EMERGING MARKETS BONDS.................................................    5.43
SHORT-TERM INVESTMENTS.................................................   23.50*
                                                                        -------
  TOTAL INVESTMENTS....................................................  120.98
LIABILITIES LESS CASH AND OTHER ASSETS.................................  (20.98)
                                                                        -------
NET ASSETS.............................................................  100.00%
                                                                        =======

* The Fund held a short position in stock index futures which reduced the U.S. Equity exposure from 26.30% to 16.05%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposures from 29.77% to 39.97%. These adjustments resulted in a net increase to the Funds exposure to Short-Term Investments from 23.50% to 23.55%.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  Equities - 45.06%
  U.S. Equities - 26.30%
  Advanced Micro Devices, Inc. (b)..............         204,700 $    3,697,394
  Aetna, Inc. ..................................         135,900     12,154,556
  Allergan, Inc. (b)............................          43,300      4,806,300
  Alza Corp. ...................................         179,300      9,121,887
  American Standard Cos., Inc. (b)..............          94,000      4,512,000
  Aon Corp. ....................................         231,050      9,530,812
  Armstrong World Industries, Inc. .............          24,800      1,433,750
  BankBoston Corp. .............................          49,700      2,540,913
  Baxter International, Inc. ...................         100,100      6,068,562
  Brinson Post-Venture Fund (b).................       1,520,343     29,322,098
  Burlington Northern Santa Fe Corp. ...........         457,100     14,170,100
  Champion Enterprises, Inc. (b)................          80,200      1,493,725
  Champion International Corp. .................          28,400      1,359,650
  Chase Manhattan Corp. ........................          79,100      6,852,037
  CIGNA Corp. ..................................         110,900      9,870,100
  Circuit City Stores-Circuit City Group........          85,500      7,951,500
  CMS Energy Corp. .............................          84,300      3,530,063
  CommScope, Inc. (b)...........................          79,399      2,441,519
  Computer Sciences Corp. (b)...................          49,000      3,390,188
  Compuware Corp. (b)...........................          95,600      3,041,275
  Comverse Technology, Inc. (b).................          27,570      2,081,535
  Consolidated Stores Corp. (b).................         112,600      3,040,200
  Corning, Inc. ................................         179,100     12,559,387
  Covance, Inc. (b).............................          71,750      1,717,516
  Delphi Automotive Systems Corp. ..............         165,200      3,066,525
  Dial Corp. ...................................          47,200      1,755,250
  Dominion Resources, Inc. .....................          21,900        948,544
  Eastman Chemical Co. .........................          50,300      2,603,025
  Electronic Data Systems Corp. ................         226,800     12,828,375
  Eli Lilly and Company.........................          49,600      3,552,600
  Entergy Corp. ................................         239,200      7,475,000
  FDX Corp. (b).................................         279,000     15,135,750
  Federal-Mogul Corp. ..........................          42,700      2,220,400
  First American Corp. of Tennessee.............          23,900        993,344
  First Data Corp. .............................         191,570      9,374,957
  First Security Corp. .........................          45,150      1,230,338
  First Union Corp. ............................          75,900      3,567,300
  Fleet Financial Group, Inc. ..................         114,500      5,080,937
  Fleetwood Enterprises, Inc. ..................          55,200      1,459,350
  Food Lion Inc., Class A.......................         276,400      3,282,250
  Fort James Corp. .............................         158,300      5,995,612
  GATX Corp. ...................................          14,400        548,100
  General Instrument Corp. (b)..................         231,900      9,855,750
  Genzyme Corp. (b).............................          36,900      1,789,650
  Genzyme Surgical Products Division (b)........           6,605         29,105

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  U.S. Equities - (continued)
  Geon Co. .....................................          14,500 $      467,625
  GreenPoint Financial Corp. ...................         143,600      4,711,875
  Hibernia Corp. ...............................         115,700      1,815,044
  Household International, Inc. ................         147,900      7,006,762
  Illinois Tool Works, Inc. ....................          27,400      2,246,800
  IMC Global, Inc. .............................         165,500      2,916,938
  Johnson Controls, Inc. .......................          43,100      2,987,369
  Kimberly-Clark Corp. .........................          92,300      5,261,100
  Lafarge Corp. ................................          49,500      1,754,156
  Lear Corp. (b)................................         109,500      5,447,625
  Lockheed Martin Corp. ........................         289,880     10,798,030
  Lyondell Chemical Company.....................         131,500      2,712,188
  Martin Marietta Materials, Inc. ..............          26,763      1,579,017
  Masco Corp. ..................................         285,000      8,229,375
  Mattel, Inc. .................................         129,600      3,426,300
  MCN Energy Group, Inc. .......................          35,300        732,475
  Nabisco Holdings Corp. .......................          10,600        458,450
  National Service Industries, Inc. ............          44,900      1,616,400
  New York Times Co. ...........................          51,000      1,877,438
  Newell Rubbermaid, Inc. ......................          93,900      4,366,350
  Nextel Communications, Inc. (b)...............         127,600      6,403,925
  Norfolk Southern Corp. .......................         155,000      4,669,375
  Peco Energy Co. ..............................          92,500      3,873,438
  Pentair, Inc. ................................          48,300      2,209,725
  Philip Morris Companies, Inc. ................         144,900      5,823,169
  PNC Bank Corp. ...............................          74,400      4,287,300
  Praxair, Inc. ................................          84,600      4,140,112
  Raytheon Co., Class B.........................         185,100     13,026,412
  Regions Financial Corp. ......................          23,400        899,438
  Southdown, Inc. ..............................          52,560      3,376,980
  St. Jude Medical, Inc. (b)....................         129,300      4,606,312
  Tyson Foods, Inc. ............................         169,800      3,820,500
  U.S. Bancorp..................................         117,252      3,986,568
  Ultramar Diamond Shamrock Corp. ..............          94,190      2,054,519
  United Healthcare Corp. ......................          91,300      5,717,662
  USG Corp. ....................................          37,800      2,116,800
  Vencor, Inc. (b)..............................          96,100         14,415
  Ventas, Inc. .................................          63,700        342,388
  Viad Corp. ...................................          89,800      2,778,188
  W.W. Grainger, Inc. ..........................          27,800      1,495,988
  Wells Fargo and Co. ..........................         159,500      6,818,625
  Westvaco Corp. ...............................          33,900        983,100
  Xerox Corp. ..................................         377,300     22,284,281
  York International Corp. .....................          56,900      2,436,031
                                                                 --------------
  Total U.S. Equities...........................                    428,055,797
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  Global (Ex-U.S.) Equities - 15.00%
  Australia - 1.17%
  Amcor Ltd. ...................................          58,280 $      323,958
  Amp Ltd. .....................................          82,400        900,793
  Brambles Industries Ltd. .....................          31,630        833,250
  Broken Hill Proprietary Co., Ltd. ............         176,619      2,045,825
  CSR Ltd. .....................................         217,130        620,864
  David Jones Ltd. .............................         247,170        242,131
  Lend Lease Corp., Ltd. .......................          58,640        805,116
  National Australia Bank Ltd. .................         129,640      2,145,221
  News Corp. Ltd. ..............................         262,200      2,237,065
  News Corp. Ltd., Preferred....................          72,474        552,142
  Orica Ltd. ...................................          29,150        159,198
  Pacific Dunlop Ltd. ..........................          30,235         43,628
  Qantas Airways Ltd............................         338,117      1,116,762
  QBE Insurance Group Ltd.......................         130,163        495,391
  Rio Tinto Ltd.................................          58,209        954,430
  Santos Ltd....................................         141,080        462,236
  Telstra Corp. Ltd.............................         457,000      2,618,645
  Westpac Banking Corp., Ltd....................         199,260      1,292,526
  WMC Ltd.......................................         150,675        647,260
  Woolworth's Ltd...............................         148,340        493,387
                                                                 --------------
                                                                     18,989,828
                                                                 --------------
  Austria - 0.02%
  Austria Tabakwerke AG.........................           6,000        349,611
                                                                 --------------
  Belgium - 0.18%
  Fortis B......................................          70,629      2,217,968
  KBC Bancassurance Holding.....................          12,090        716,934
                                                                 --------------
                                                                      2,934,902
                                                                 --------------
  Canada - 0.35%
  Agrium, Inc. .................................          27,960        243,689
  Alcan Aluminum Ltd. ..........................          12,830        405,245
  Bank of Montreal..............................           7,835        283,205
  Canadian National Railway Co. ................           7,840        523,867
  Canadian Pacific Ltd. ........................          23,648        559,205
  Hudson's Bay Co. .............................          24,590        274,127
  Imasco, Ltd. .................................          12,810        343,596
  Imperial Oil Ltd. ............................          19,615        371,069
  Magna International, Inc., Class A............           3,240        182,457
  Newbridge Networks Corp. (b)..................          10,740        304,763
  Nova Chemicals Corp. .........................          14,493        337,821
  Potash Corporation of Saskatchewan, Inc.......           3,140        161,551
  Royal Bank of Canada..........................           9,175        402,929
  Seagram Co., Ltd. ............................           4,415        218,796
  Shaw Communications, Inc., Class B............          17,220        678,283

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  Canada - (continued)
  TransCanada Pipelines Ltd. ...................          22,395 $      313,963
  Westcoast Energy, Inc. .......................           7,050        137,656
                                                                 --------------
                                                                      5,742,222
                                                                 --------------
  Cayman Islands - 0.18%
  Centaur Funding Corp., 144A...................           2,235      2,398,434
  Centaur Funding Corp., 144A...................           3,320        512,940
                                                                 --------------
                                                                      2,911,374
                                                                 --------------
  Denmark - 0.05%
  Tele Danmark A/S..............................          17,420        857,436
                                                                 --------------
  Finland - 0.28%
  Merita Ltd., Class A..........................         168,470        957,324
  Nokia Oyj.....................................          25,640      2,247,615
  UPM-Kymmene Corp. ............................          48,130      1,379,894
                                                                 --------------
                                                                      4,584,833
                                                                 --------------
  France - 1.26%
  Aerospatiale Matra............................          30,800        709,926
  Air France (b)................................          44,310        790,556
  Air Liquide...................................           7,446      1,171,057
  Banque Nationale de Paris.....................          13,186      1,098,777
  Carrefour S.A. ...............................           6,660        978,755
  Cie de Saint Gobain...........................           5,152        820,898
  CSF Thomson (b)...............................          47,760      1,659,890
  Elf Aquitaine S.A. ...........................          12,488      1,832,664
  France Telecom S.A. ..........................          20,570      1,553,914
  Groupe Danone ................................           5,410      1,394,833
  Michelin, Class B.............................          13,708        560,817
  Rhone-Poulenc, Class A........................          20,608        941,722
  SEITA.........................................          39,560      2,284,701
  Societe Generale..............................           5,519        972,719
  Suez Lyonnaise des Eaux S.A. .................           7,648      1,379,503
  Total Fina S.A., Class B (b)..................          10,211      1,317,378
  Vivendi.......................................          13,618      1,103,175
                                                                 --------------
                                                                     20,571,285
                                                                 --------------
  Germany - 1.49%
  Allianz AG....................................           7,110      1,987,119
  Bayer AG......................................          67,430      2,805,961
  Continental AG................................          41,300        988,150
  DaimlerChrysler AG............................          22,546      1,969,418
  Deutsche Bank AG (b)..........................          40,110      2,444,698
  Deutsche Telekom AG...........................          44,990      1,890,726
  Deutsche Telekom AG, Rights (b)...............          44,990          8,816
  Dresdner Bank AG..............................          41,180      1,601,079
  Mannesmann AG.................................          15,890      2,376,166

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  Germany - (continued)
  SAP AG........................................           2,030 $      696,102
  Siemens AG....................................          36,370      2,805,627
  Veba AG.......................................          67,630      3,989,518
  Volkswagen AG.................................          10,590        683,356
                                                                 --------------
                                                                     24,246,736
                                                                 --------------
  Italy - 0.37%
  Assicurazioni Generali........................          43,826      1,518,644
  ENI Spa.......................................         234,000      1,397,267
  ENI Spa ADR...................................             300         18,000
  ENI Spa ADR...................................          13,430        805,800
  La Rinascente Spa.............................          96,760        732,448
  Montedison Spa................................         394,085        642,144
  San Paolo-imi, Spa............................          65,085        886,013
                                                                 --------------
                                                                      6,000,316
                                                                 --------------
  Japan - 3.68%
  Acom Co., Ltd. ...............................          14,000      1,208,691
  Amada Co., Ltd. ..............................          69,000        487,401
  Bank of Tokyo-Mitsubushi, Ltd. ...............         112,000      1,594,316
  Bridgestone Corp. ............................          35,000      1,058,328
  Canon, Inc. ..................................          56,000      1,610,046
  Citizen Watch Co., Ltd. ......................          63,000        546,514
  Dai Nippon Printing Co., Ltd. ................          62,000        991,160
  Daiichi Pharmaceutical Co., Ltd. .............          56,000        868,870
  Daikin Industries Ltd. .......................         136,000      1,578,652
  Daiwa House Industry Co., Ltd. ...............          33,000        347,067
  East Japan Railway Co. .......................             196      1,052,545
  Fanuc.........................................          27,500      1,476,785
  Fuji Photo Film...............................          18,000        681,097
  Fujitsu.......................................         114,000      2,293,374
  Honda Motor Co. ..............................          48,000      2,034,369
  Hoya Corp. ...................................          15,000        846,414
  Ito Yokado Co., Ltd. .........................          33,000      2,208,361
  Kaneka Corp. .................................          67,000        631,031
  Kao Corp. ....................................          44,000      1,235,955
  Kirin Brewery Co., Ltd. ......................          74,000        886,484
  Kokuyo........................................          22,000        354,428
  Kuraray Co., Ltd. ............................          82,000        986,385
  Marui Co., Ltd. ..............................          36,000        594,845
  Matsushita Electric Industrial Co. ...........          81,000      1,572,621
  Mitsubishi Corp. .............................         222,000      1,503,966
  Mitsubishi Estate Co., Ltd. ..................         129,000      1,258,667
  NGK Insulators................................         110,000      1,148,711
  Nintendo Corp., Ltd. .........................           7,400      1,039,937
  Nippon Denso Co., Ltd. .......................          57,000      1,158,460
  Nippon Meat Packers, Inc. ....................          53,000        691,837

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  Japan - (continued)
  Nippon Steel Co. .............................         470,000 $    1,091,127
  Nippon Telegraph & Telephone Corp. ...........             293      3,413,169
  Nomura Securities Co., Ltd. ..................         117,000      1,369,704
  Obayashi Corp. ...............................         113,000        568,548
  Osaka Gas Co. ................................         332,000      1,127,330
  Sankyo Co., Ltd. .............................          49,000      1,234,716
  Sanwa Bank Ltd. ..............................          78,000        767,498
  Secom Co., Ltd. ..............................          16,000      1,665,565
  Sega Enterprises Ltd. ........................           9,000        119,043
  Sekisui House Ltd. ...........................          77,000        830,816
  Shin-Etsu Chemical Co., Ltd. .................          13,000        434,980
  Sony Corp. ...................................          15,400      1,660,360
  Sumitomo Bank.................................          80,000        992,069
  Sumitomo Chemical Co. ........................         179,000        820,762
  Sumitomo Electric Industries..................          75,000        852,611
  Takeda Chemical Industries....................          42,000      1,946,629
  TDK Corp. ....................................          12,000      1,097,488
  Tokio Marine & Fire Insurance Co. ............          62,000        673,579
  Tokyo Electric Power..........................          70,300      1,483,943
  Toshiba Corp. ................................         159,000      1,133,650
  Toyota Motor Corp. ...........................          63,000      1,993,473
  Yamato Transport Co., Ltd. ...................          41,000        714,722
                                                                 --------------
                                                                     59,939,099
                                                                 --------------
  Netherlands - 0.67%
  Elsevier NV...................................         140,930      1,635,087
  Heineken NV...................................          11,085        567,597
  ING Groep NV..................................          61,986      3,356,123
  Koninklijke KPN NV............................          39,159      1,837,503
  Royal Dutch Petroleum Co. ....................          37,510      2,197,255
  Unilever NV...................................          19,238      1,296,523
                                                                 --------------
                                                                     10,890,088
                                                                 --------------
  New Zealand - 0.15%
  Auckland International Airport Ltd. ..........         139,650        214,601
  Carter Holt Harvey Ltd. ......................         228,360        273,478
  Fletcher Challenge Paper......................         318,970        238,321
  Lion Nathan Ltd. .............................         162,880        390,121
  Telecom Corp. of New Zealand Ltd. ............         293,790      1,261,002
                                                                 --------------
                                                                      2,377,523
                                                                 --------------
  Norway - 0.06%
  Norsk Hydro ASA...............................          10,010        377,640
  Norske Skogindustrier ASA.....................          14,250        524,929
                                                                 --------------
                                                                        902,569
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  Portugal - 0.06%
  EDP Electricidade de Portugal S.A. ...........          52,000 $      936,338
                                                                 --------------
  Singapore - 0.19%
  Singapore Press Holdings Ltd. ................         123,472      2,103,194
  United Overseas Bank Ltd. (Foreign)...........         137,640        962,065
                                                                 --------------
                                                                      3,065,259
                                                                 --------------
  Spain - 0.31%
  Banco Popular S.A. ...........................          13,087        941,389
  Banco Santander Central Hispano, S.A. ........         145,641      1,517,016
  Endesa S.A. ..................................          47,393      1,010,764
  Telefonica S.A. (b)...........................          32,769      1,578,549
                                                                 --------------
                                                                      5,047,718
                                                                 --------------
  Sweden - 0.38%
  Electrolux AB, B Shares.......................          90,830      1,901,640
  Ericsson, LM B Shares.........................          45,680      1,464,103
  Investor AB, B Shares.........................          86,160        962,738
  Nordbanken Holding AB.........................         113,320        662,433
  Swedish Match AB..............................         326,840      1,164,814
                                                                 --------------
                                                                      6,155,728
                                                                 --------------
  Switzerland - 0.74%
  Adecco S.A. ..................................             557        298,457
  Holderbank Financiere Glarus AG, B Shares.....             818        965,541
  Holderbank Financiere Glarus AG, Rights (b)...              12            176
  Nestle S.A. (Reg.)............................           1,798      3,239,546
  Novartis AG (Reg.)............................           1,897      2,769,966
  Roche Holding AG (Gen.).......................             241      2,477,280
  Swiss Reinsurance Co. (Reg.)..................             271        515,991
  Swisscom AG (Reg.)............................           4,946      1,861,193
                                                                 --------------
                                                                     12,128,150
                                                                 --------------
  United Kingdom - 3.41%
  Allied Zurich PLC.............................         103,040      1,295,309
  AstraZeneca Group PLC.........................          37,822      1,463,039
  Barclays PLC..................................          53,450      1,555,307
  BOC Group PLC.................................         137,150      2,680,738
  Boots Company PLC.............................          87,770      1,042,476
  BP Amoco PLC..................................         227,868      4,083,952
  British Airways PLC...........................         133,000        917,729
  British Telecommunications PLC................          96,000      1,608,575
  Charter PLC...................................         245,261      1,438,163
  Coats Viyella PLC.............................         609,130        489,685
  Diageo PLC....................................         148,368      1,549,398
  FKI PLC.......................................         550,347      1,709,511
  General Electric Co. PLC......................         280,840      2,864,178
  Glaxo Wellcome PLC............................         108,440      3,013,552

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Shares          Value
                                                 --------------- --------------

  United Kingdom - (continued)
  Greenalls Group PLC..........................          138,742 $      776,378
  House of Fraser PLC..........................          278,920        384,702
  Lloyds TSB Group PLC.........................          232,310      3,149,221
  Marks & Spencer PLC..........................          505,740      2,925,703
  Mirror Group PLC.............................          328,510      1,275,824
  National Power PLC...........................          209,000      1,522,037
  Nycomed Amersham PLC.........................          186,740      1,298,114
  Peninsular & Oriental Steam Navigation Co....           60,967        915,370
  Prudential Corp. PLC.........................          187,460      2,759,893
  Reckitt & Colman PLC.........................           83,000        865,455
  Reed International PLC.......................          159,990      1,067,399
  Rio Tinto Ltd................................          158,310      2,653,888
  RJB Mining PLC...............................          224,110        185,463
  Royal & Sun Alliance Insurance Group PLC.....           76,735        688,248
  Sainsbury (J.) PLC...........................           60,700        382,724
  Scottish & Southern Energy PLC...............          224,420      2,295,848
  Tesco PLC....................................          801,810      2,063,296
  Thames Water PLC.............................           70,410      1,116,527
  Unilever PLC.................................          115,000      1,023,290
  United News & Media PLC......................          162,510      1,562,596
  Yorkshire Water PLC..........................          130,920        910,084
                                                                 --------------
                                                                     55,533,672
                                                                 --------------
  Total Global (Ex-U.S.) Equities..............                     244,164,687
                                                                 --------------
  Emerging Markets Equities--3.76%
  Brinson Emerging Markets Equity Fund.........        6,519,534     61,218,427
                                                                 --------------
  Total Equities (Cost $641,008,759)...........                     733,438,911
                                                                 --------------
                                                      Face
                                                     Amount
                                                 ---------------

  Bonds - 52.42%
  U.S. Bonds - 29.77%
  U.S. Corporate Bonds - 4.94%
  Bell Atlantic Corp., 8.000%, due 10/15/29....  $        20,000         21,946
  Cendant Corp., 7.750%, due 12/01/03..........        2,500,000      2,525,052
  Chase Manhattan Auto Owner Trust, 96-C, Class
   A4, 6.150%, due 03/15/02....................        1,895,000      1,904,267
  Chemical Master Credit Card Trust, 95-Z,
   Class A, 6.230%, due 06/15/03...............        4,290,000      4,315,182
  Citicorp Mortgage Securities, Inc. 94-9 Class
   A8, 5.750%, due 06/25/09....................        4,985,835      4,660,908
  Computer Associates International, Inc.,
   Series B, 6.250%, due 04/15/03..............        2,295,000      2,220,844
  Continental Airlines, Inc., 98-1B, 6.748%,
   due 09/15/18................................           42,832         40,780
  Continental Airlines, Inc., 99-2, 7.056%, due
   09/15/09....................................        3,355,000      3,367,179

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  U.S. Corporate Bonds - (continued)
  Countrywide Funding Corp. FRN,
   5.420%, due 12/01/03........................  $     3,000,000 $    2,850,000
  Countrywide Funding Corp., 93-12, Class A5,
   6.000%, due 02/25/24........................          267,486        266,106
  CSX Corporation, 9.500%, due 08/01/00........        2,500,000      2,602,012
  Donaldson Lufkin & Jenrette FRN,
   6.700%, due 06/30/00........................        4,765,000      4,790,512
  First Bank Corporate Card Master Trust, 97-1,
   Class A, 6.400%, due 02/15/03...............          745,000        747,168
  Gatx Capital Corp., 6.500%, due 11/01/00.....        2,500,000      2,511,706
  GMAC, 9.625%, due 12/15/01...................           90,000         96,527
  GTE Florida, Inc., Series E, 6.860%, due
   02/01/28....................................        2,120,000      1,988,134
  Hertz Corp., 6.625%, due 07/15/00............        5,000,000      5,050,368
  Kern River Funding Corp., 144A Series B,
   6.720%, due 09/30/01........................          275,000        274,373
  Lehman Brothers, Inc., 7.250%, due 04/15/03..          490,000        491,706
  MBNA Global Capital Securities FRN,
   5.795%, due 02/01/27........................          290,000        251,457
  Morgan Stanley Dean Witter, Series MTN,
   5.625%, due 01/20/04........................          145,000        139,239
  News America Holdings, 7.750%, due 12/01/45..        1,335,000      1,265,452
  Noram Energy Corp., 6.375%, due 11/01/03.....          830,000        811,405
  Norwest Asset Securities Corp., 96-2, Class
   A9,
   7.000%, due 09/25/11........................           85,000         84,056
  Norwest Asset Securities Corp., 98-25, Class
   A5, 6.000%, due 12/25/28....................        1,000,000        960,950
  PanAmSat Corp., 6.000%, due 01/15/03.........           50,000         48,941
  Peco Energy Transition Trust, 6.130%, due
   03/01/09....................................        2,645,000      2,507,910
  Raytheon Co., 6.300%, due 08/15/00...........        5,000,000      5,045,593
  Rite Aid Corp., 144A, 6.125%, due 12/15/08...        2,500,000      2,264,368
  Safeway, Inc., 5.750%, due 11/15/00..........        3,500,000      3,495,771
  Salomon, Inc., 6.750%, due 02/15/03..........        1,850,000      1,854,274
  Service Corp., International, 6.000%, due
   12/15/05....................................        2,400,000      2,205,430
  Supervalu, Inc., 6.500%, due 10/06/00........        3,080,000      3,104,884
  TCI Communications, Inc., 8.750%, due
   08/01/15....................................          780,000        886,006
  Tele-Communications, Inc., 9.800%, due
   02/01/12....................................        1,815,000      2,216,852
  The Money Store 97-B, A-8, 6.900%, due
   07/15/38....................................        3,000,000      2,997,360
  Time Warner Cos., Inc., 7.570%, due
   02/01/24....................................        1,000,000        995,881
  TIme Warner, Inc., 6.625%, due 05/15/29......        1,745,000      1,537,153
  TransAmerica Financial Corp. Series E,
   6.125%, due 11/01/01........................           95,000         94,229
  Western Resources, Inc., 6.875%, due
   08/01/04....................................        1,835,000      1,830,816
  World Omni Automobile Lease Securitization
   Trust, 97-A, Class A3, 6.850%, due
   06/25/03....................................        5,009,888      5,035,639
                                                                 --------------
                                                                     80,358,436
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Face
                                                    Amount          Value
                                                --------------- --------------

  International Dollar Bonds - 2.77%
  Abbey National PLC, 6.700%, Resettable
   Perpetual Step-up Notes, due 06/15/08....... $     2,995,000 $    2,777,692
  Amvescap PLC, 6.600%, due 05/15/05...........       3,415,000      3,226,847
  Banco Santiago S.A., 7.000%, due 07/18/07....         750,000        657,665
  Banque Centrale de Tunisie, 8.250%, due
   09/19/27....................................         465,000        385,950
  Banque Paribas, Sub. Notes, 6.875%, due
   03/01/09....................................         640,000        617,276
  Credit Suisse-London, 144A, 7.900%,
   Resettable Perpetual Step-up Notes..........       1,145,000      1,114,733
  Empresa Nacional de Electricidad S.A.,
   7.875%,
   due 02/01/27................................         940,000        795,908
  Empresa Nacional de Electricidad S.A.,
   8.125%,
   due 02/01/69................................       4,320,000      3,367,872
  European Investment Bank, 7.625%, due
   12/07/07....................................       2,950,000      5,157,385
  Government of Malaysia, 8.750%, due
   06/01/09....................................         305,000        307,287
  International Reconstruction & Development
   Bank, Series N, 6.500%, due 01/07/03........       1,800,000      2,876,762
  International Telecom Satelite, 8.125%, due
   02/28/05....................................         980,000      1,033,693
  Korea Development Bank, 7.125%, due
   09/17/01....................................       1,220,000      1,216,519
  Landesbank Rhein, BV, 7.250%, due 04/20/05...       1,457,182      1,704,142
  National Australia Bank, FRN, 6.400%, due
   12/10/07....................................       2,430,000      2,396,911
  Pan Pacific Industry PLC, 144A, 0.000%, due
   04/28/07....................................         815,000        395,275
  PDVSA Finance Ltd., 98-1, 6.450%, due
   02/15/04....................................       1,120,000      1,041,544
  Petroleum Nasional Bhd, 144A, 7.750%, due
   08/15/15....................................       1,110,000        943,941
  Province of Quebec, 7.500%, due 07/15/02.....         600,000        616,116
  Ras Laffan Liquified Natural Gas Co., Ltd.,
   144A, 8.294%, due 03/15/14..................       4,845,000      4,471,112
  Repsol International Finance, 7.000%, due
   08/01/05....................................         160,000        159,023
  Republic of South Africa, 9.625%, due
   12/15/99....................................         285,000        287,850
  Royal Bank of Scotland, PLC, 7.375%,
   Resettable Perpetual Step-up Notes..........       1,370,000      1,331,754
  Skandinaviska Enskilda Banken, 144A, 6.500%,
   Resettable Perpetual Step-up Notes..........       3,170,000      3,014,917
  Southern Investments UK, 6.800%, due
   12/01/06....................................       2,345,000      2,261,267
  Tyco International Group, 144A, 5.875%, due
   11/01/04....................................       3,000,000      2,895,054
  United Utilities, 6.450%, due 04/01/08.......         130,000        122,092
                                                                --------------
                                                                    45,176,587
                                                                --------------
  Mortgage-Backed Securities - 2.18%
  Asset Securitization Corp., 96-D, Class A1B,
   7.210%, due 10/13/26........................       4,350,000      4,441,393
  LB Commercial Conduit Mortgage Trust, Series
   99-C1 A1, 6.410%, due 10/15/30..............         890,000        878,225
  Prudential Home Mortgage Securities, 93-43,
   Class A9, 6.750%, due 10/25/23..............       2,980,786      2,912,854
  Prudential Home Mortgage Securities, 94-3,
   Class A10, 6.500%, due 02/25/24.............       6,240,000      6,037,824

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Mortgage-Backed Securities - (continued)
  Residential Accredit Loans, Inc., 96-QS4,
   Class Al10, 7.900%, due 08/25/26............  $     2,000,000 $    2,033,239
  Residential Asset Securitization Trust, 97-
   A11, Class A2, 7.000%, due 01/25/28.........          849,894        852,053
  Residential Asset Securitization Trust, 97-
   A10, Class A1, 7.250%, due 12/25/27.........        2,909,074      2,923,677
  Residential Asset Securitization Trust, 97-
   A10, Class A5, 7.250%, due 12/25/27.........        2,995,000      2,939,832
  Sasco LLC, 98-RF1, Class A, 7.900%, due
   10/15/28....................................          941,475        963,835
  Structured Asset Securities Corp., 98-RF1,
   Class A, 8.712%, due 03/15/27...............        1,737,826      1,820,373
  Structured Asset Securities Corp., 98-RF2,
   144A, 8.582%, due 07/15/27..................        2,552,346      2,667,201
  Structured Asset Securities Corp., Series 97-
   2, Class 2A1, 7.250%, due 03/28/30..........        1,701,274      1,711,091
  UCFC Home Equity Loan 97-C, Class A8, FRN,
   5.069%, due 09/15/27........................          758,742        756,913
  Vendee Mortgage Trust, 98-2, Class 1G,
   6.750%, due 06/15/28........................        4,640,000      4,483,029
                                                                 --------------
                                                                     35,421,539
                                                                 --------------
  U.S. Government Agencies - 4.36%
  Aid-Israel, Series 10-Z
   0.000%, due 02/15/03........................          490,000        395,826
   0.000%, due 08/15/19........................        1,105,000        299,122
  CMC Securities Corp., 97-NAM3, Class FXA5
   7.250%, due 09/15/27........................          369,636        366,676
  Fannie Mae Whole Loan, Series 95-W3, Class A
   9.000%, due 04/25/25........................          981,177      1,025,267
  Federal Farm Credit Bank
   5.750%, due 09/01/05........................        1,320,000      1,273,181
  Federal Home Loan Mortgage Corp.
   6.200%, due 08/15/07........................          166,225        163,926
   7.000%, due 10/15/13........................          409,292        404,401
   7.238%, due 05/01/26........................          523,814        527,770
   9.000%, due 01/01/29........................        2,474,690      2,619,306
  Federal National Mortgage Association
   6.540%, due 09/18/02........................          900,000        899,923
   5.625%, due 05/14/04........................        1,730,000      1,688,298
   8.500%, due 06/25/06........................        2,835,618      2,919,228
   5.500%, due 01/01/09........................        2,299,373      2,228,595
   5.250%, due 01/15/09........................        5,900,000      5,387,933
   6.500%, due 04/29/09........................        2,070,000      1,993,992
   8.000%, due 03/01/11........................        1,399,079      1,441,614
   6.500%, due 03/01/19........................        1,933,774      1,882,495
   8.000%, due 05/25/21........................        2,545,000      2,592,019

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                     Face
                                                    Amount          Value
                                                --------------- --------------

  U.S. Government Agencies - (continued)
   8.500%, due 07/15/21........................ $     1,471,011 $    1,522,504
   6.500%, due 12/25/23........................         890,000        871,828
   7.000%, due 10/01/28........................       1,637,886      1,621,362
   6.500%, due 11/01/28........................       7,986,255      7,729,949
   6.000%, due 01/01/29........................       2,461,442      2,316,613
   6.000%, due 02/01/29........................       5,618,785      5,290,839
   7.000%, due 03/01/29........................       2,897,273      2,869,595
   6.000%, TBA, due 06/01/29...................       3,635,000      3,419,172
  FGCI, 7.500%, due 08/01/09...................       5,474,654      5,568,939
  Freddie Mac, 5.750%, due 06/15/01............       6,000,000      5,989,446
  Government National Mortgage Association
   7.500%, due 01/15/24........................         726,230        735,750
  Tennesse Valley Authority 6.375%, due
   06/15/05....................................       5,000,000      5,014,680
                                                                --------------
                                                                    71,060,249
                                                                --------------
  U.S. Government Obligations - 15.52%
  U.S. Treasury Bond
   8.000%, due 11/15/21........................      21,700,000     26,107,813
  U.S. Treasury Inflation Indexed Notes
   3.625%, due 01/15/08........................       9,445,000      9,441,063
   3.875%, due 01/15/09........................      36,140,000     36,204,033
   3.625%, due 04/15/28........................     157,940,000    153,230,987
   3.875%, due 04/15/29........................      25,000,000     24,937,098
  U.S. Treasury Notes
   4.875%, due 03/31/01........................         640,000        633,400
   6.625%, due 05/15/07........................       1,000,000      1,041,563
   5.625%, due 05/15/08........................         995,000        974,478
                                                                --------------
                                                                   252,570,435
                                                                --------------
  Total U.S. Bonds.............................                    484,587,246
                                                                --------------
                                                    Shares
                                                ---------------

  High Yield Bonds - 2.84%
  Brinson High Yield Fund (b)..................       3,445,070     46,269,702
                                                                --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Global (Ex-U.S.) Bonds - 14.38%
  Australia - 1.44%
  Government of Australia
   7.500%, due 09/15/09......................... AUD   8,650,000 $    6,244,798
  New South Wales Treasury Corp.,
   7.000%, due 04/01/04.........................       3,560,000      2,421,952
  Queensland Treasury Corp.,
   6.500%, due 06/14/05.........................      13,900,000      9,314,049
  Queensland Treasury Corp.-Global Notes
   8.000%, due 05/14/03.........................       7,840,000      5,551,258
                                                                 --------------
                                                                     23,532,057
                                                                 --------------
  Canada - 1.44%
  Government of Canada
   8.750%, due 12/01/05......................... CAD   4,290,000      3,400,639
   7.000%, due 12/01/06.........................       4,620,000      3,400,496
   5.500%, due 06/01/09.........................       3,600,000      2,431,246
   4.250%, due 12/01/21.........................      14,050,000     10,919,340
   4.250%, due 12/01/26.........................       4,410,000      3,249,176
                                                                 --------------
                                                                     23,400,897
                                                                 --------------
  Denmark - 1.13%
  Kingdom of Denmark
   8.000%, due 05/15/03......................... DKK  39,000,000      6,160,720
   7.000%, due 12/15/04.........................      52,700,000      8,245,000
   8.000%, due 03/15/06.........................      14,230,000      2,340,665
   7.000%, due 11/10/24.........................       9,800,000      1,588,549
                                                                 --------------
                                                                     18,334,934
                                                                 --------------
  France - 2.27%
  Government of France (BTAN)
   5.750%, due 03/12/01......................... EUR   7,348,041      7,900,859
   4.500%, due 07/12/02.........................       6,700,000      7,079,419
  Government of France (OAT)
   5.250%, due 04/25/08.........................       9,920,000     10,711,330
   8.500%, due 12/26/12.........................       6,479,082      9,164,193
   6.000%, due 10/25/25.........................       1,885,000      2,095,632
                                                                 --------------
                                                                     36,951,433
                                                                 --------------
  Germany - 2.13%
  Bundesrepublik Deutschland
   8.500%, due 08/21/00.........................       3,988,077      4,364,407
   4.750%, due 11/20/01.........................       5,600,000      5,955,157
   6.250%, due 01/04/24.........................       5,000,000      5,774,248

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Germany - (continued)
  Depfa Pfandbriefbank, Series 428
   5.250%, due 06/14/04......................... EUR   7,630,000 $    8,260,686
  Treuhandanstalt
   6.250%, due 03/04/04.........................       9,160,000     10,360,205
                                                                 --------------
                                                                     34,714,703
                                                                 --------------
  Italy - 0.57%
  Republic of Italy (BTP)
   5.750%, due 09/15/02.........................       1,368,608      1,497,243
   8.500%, due 08/01/04.........................       4,360,000      5,351,565
   6.000%, due 11/01/07.........................       1,470,000      1,652,149
   6.500%, due 11/01/27.........................         723,038        839,996
                                                                 --------------
                                                                      9,340,953
                                                                 --------------
  Netherlands - 1.20%
  Government of Netherlands
   9.000%, due 10/16/00.........................       2,240,000      2,479,905
   6.500%, due 04/15/03.........................       4,400,000      4,957,459
   5.750%, due 01/15/04.........................       7,000,000      7,753,313
   5.500%, due 01/15/28.........................       4,100,000      4,266,385
                                                                 --------------
                                                                     19,457,062
                                                                 --------------
  Spain - 0.77%
  Government of Spain
   5.250%, due 01/31/03.........................       4,020,000      4,364,153
   10.000%, due 02/28/05........................       1,800,002      2,398,994
   8.800%, due 04/30/06.........................       1,625,000      2,088,881
   6.150%, due 01/31/13.........................       3,200,000      3,640,153
                                                                 --------------
                                                                     12,492,181
                                                                 --------------
  Sweden - 1.06%
  Government of Sweden
   5.000%, due 01/15/04......................... SEK  19,500,000      2,336,298
   6.000%, due 02/09/05.........................      95,000,000     11,887,269
   6.500%, due 10/25/06.........................      16,800,000      2,169,708
   6.750%, due 05/05/14.........................       6,900,000        917,582
                                                                 --------------
                                                                     17,310,857
                                                                 --------------
  United Kingdom - 2.37%
  Abbey National Treasury Service
   6.500%, due 03/05/04......................... GBP     980,000      1,552,800
  Bank Nederlandse Gemeenten NV
   7.375%, due 08/06/07.........................       5,950,000     10,131,601
  Caisse d'Amortissement de la Dette Sociale
   6.250%, due 03/05/08.........................       5,750,000      9,261,724
  Halifax PLC, Series EMTN,
   8.750%, due 07/10/06.........................       2,600,000      4,599,385

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  United Kingdom - (continued)
  UK Treasury
   9.000%, due 10/13/08......................... GBP   3,750,000 $    7,501,182
   8.000%, due 09/27/13.........................       2,680,000      5,474,905
                                                                 --------------
                                                                     38,521,597
                                                                 --------------
  Total Global (Ex-U.S.) Bonds..................                    234,056,674
                                                                 --------------
                                                     Shares
                                                 ---------------

  Emerging Markets Bonds - 5.43%
  Brinson Emerging Markets Debt Fund (b)........       4,434,666     88,342,984
                                                                 --------------
  Total Bonds (Cost $862,244,322)...............                    853,256,606
                                                                 --------------
                                                      Face
                                                     Amount
                                                 ---------------

  Short-Term Investments - 23.50%
  Commercial Paper - 8.35%
  FMC Corp.,
   0.000%, due 07/01/99......................... $    20,000,000     20,000,000
  GPU Australia,
   0.000%, due 07/07/99.........................      10,853,000     10,843,684
  Hilton Hotels Corp.,
   0.000%, due 07/15/99.........................       9,000,000      8,982,430
  Kroger Corp.,
   0.000%, due 07/01/99.........................       4,440,000      4,440,000
  Phillips Petroleum Co.,
   0.000%, due 07/15/99.........................      20,000,000     19,959,400
  Rohm & Haas Co.,
   0.000%, due 07/01/99.........................      20,000,000     20,000,000
  Tyco International Corp.,
   0.000%, due 07/30/99.........................      11,852,000     11,803,117
  U.S. Generating LLC,
   0.000%, due 07/01/99.........................      20,000,000     20,000,000
  Union Pacific Corp.,
   0.000%, due 07/30/99.........................      20,000,000     19,914,611
                                                                 --------------
                                                                    135,943,242
                                                                 --------------
  Corporate Obligations - 10.62%
  Burlington Resources,
   6.875%, due 08/01/99.........................       3,000,000      3,002,631
  CBI Industries, Inc.,
   6.250%, due 06/30/00.........................       2,165,000      2,178,925
  Centex Corp., Series A, MTN,
   5.828%, due 06/30/00.........................      10,000,000     10,000,000
  Dayton Hudson Corp.,
   5.950%, due 06/15/00.........................       1,800,000      1,806,642

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Corporate Obligations - (continued)
  Enron Corp.,
   5.778%, due 03/30/00......................... $    15,000,000 $   15,010,566
  General Motors Acceptance Corp.,
   6.500%, due 04/25/00.........................       1,350,000      1,362,304
  General Motors Corporate Notes,
   9.375%, due 04/01/00.........................       3,500,000      3,602,811
  James River Corp.,
   6.750%, due 10/01/99.........................       8,850,000      8,875,273
  Lehman Brothers, Inc., Series A, MTN,
   6.920%, due 10/04/99.........................       1,000,000      1,002,578
  Series E, MTN,
   6.300%, due 08/11/99.........................       5,000,000      5,002,021
  MCI Communications Corp.,
   7.125%, due 01/20/00.........................       5,000,000      5,049,151
  Series A, MTN,
   6.260%, due 03/03/00.........................       3,000,000      3,016,986
  Occidental Petroleum, Inc., Series B, MTN,
   6.080%, due 11/26/99.........................       7,000,000      7,011,840
  Quaker Oats, Inc., Series B, MTN,
   9.100%, due 08/31/99.........................       2,000,000      2,012,989
  Sonat, Inc.,
   9.500%, due 08/15/99.........................       6,000,000      6,025,526
  Sunoco, Inc.,
   8.125%, due 11/01/99.........................       2,200,000      2,216,520
  Supervalu Stores, Inc.,
   7.250%, due 07/15/99.........................      12,000,000     12,007,464
  Tele-Communications, Inc.,
   7.375%, due 02/15/00.........................       1,000,000      1,012,073
  Texas Utilities Electric Co.,
   9.500%, due 08/01/99.........................       9,000,000      9,000,001
   6.270%, due 02/01/00.........................       2,000,000      2,007,396
  Texas Utilities, Inc.,
   7.375%, due 11/01/99.........................      10,000,000     10,059,694
  Textron Financial Corp., Series C, MTN,
   5.299%, due 12/20/99.........................       7,000,000      7,000,716
  Time Warner, Inc.,
   7.950%, due 02/01/00.........................       6,495,000      6,577,285
  Ultramar Corp.,
   8.250%, due 07/01/99.........................      15,000,000     15,000,000
  Union Carbide, Inc.,
   7.000%, due 08/01/99.........................      14,629,000     14,644,547
  Vastar Resources, Inc.,
   6.000%, due 04/20/00.........................      12,405,000     12,435,950
  Williams Cos., Inc.,
   7.500%, due 09/15/99.........................       6,000,000      6,021,990
                                                                 --------------
                                                                    172,943,879
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                  Shares           Value
                                              --------------- ---------------

  Investment Companies - 3.88%
  Brinson Supplementary Trust U.S. Cash
   Management Prime Fund Prime Fund..........      63,240,119 $    63,240,119
                                                              ---------------
                                                   Face
                                                  Amount
                                              ---------------

  U.S. Government Obligations - 0.65%
  U.S. Treasury Bill 0.000%, due 08/05/99.... $    10,550,000      10,504,867
                                                              ---------------
  Total Short-Term Investments (Cost
   $382,631,597).............................                     382,632,107
                                                              ---------------
  Total Investments (Cost $1,885,884,678) -
    120.98% (a)..............................                   1,969,327,624
  Liabilities, less cash and other assets -
    (20.98)%.................................                    (341,527,230)
                                                              ---------------
  Net Assets - 100%..........................                  $1,627,800,394
                                                              ===============



               See accompanying notes to schedule of investments.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $1,885,884,678; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $138,807,529
         Gross unrealized depreciation............   (55,364,583)
                                                   -------------
             Net unrealized appreciation..........  $ 83,442,946
                                                   =============

 (b)  Non-income producing security.
 (c)  Linked to Canada's retail price index. Reset semi-annually
 FRN: Floating rate note--The rate disclosed is that in effect at June 30,
      1999.
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the value of these securities amounted to $20,952,348 or 1.29% of net assets. Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally returns the right to call such a bond.

 FORWARD FOREIGN CURRENCY CONTRACTS

 The Brinson Global Securities Fund had the following open forward foreign currency contracts as of June 30, 1999:

                              Settlement     Local       Current   Unrealized
                                 Date      Currency       Value    Gain/(Loss)
                              ---------- ------------- ----------- -----------
  Forward Foreign Currency
   Buy Contracts:
   Australian Dollar........    8/6/99      99,800,000 $66,084,838 $ 2,775,153
   British Pound............    8/6/99      18,600,000  29,326,900    (929,190)
   Canadian Dollar..........    8/6/99      83,500,000  56,444,471   1,454,185
   Danish Krone.............    8/6/99      44,500,000   6,202,298    (369,654)
   Euro.....................    8/6/99      83,900,000  86,769,466  (5,744,819)
   Swedish Krona............    8/6/99     438,200,000  51,659,055  (4,818,332)
   Swiss Franc..............    8/6/99      13,700,000   8,850,872  (1,064,449)

  Forward Foreign Currency
   Sale Contracts:
   British Pound............    8/6/99      86,600,000 136,543,525   5,117,101
   Danish Krone.............    8/6/99     150,000,000  20,906,623   2,601,917
   Euro.....................    8/6/99      33,000,000  34,128,634   4,458,926
   Japanese Yen.............    8/6/99   6,300,000,000  52,334,201   1,721,227
                                                                   -----------
    Total...................                                       $ 5,202,065
                                                                   ===========

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

 NOTES TO SCHEDULE OF INVESTMENTS

 FUTURES CONTRACTS

 The Brinson Global Securities Fund had the following open futures contracts as of June 30, 1999:

                              Settlement      Cost/       Current     Unrealized
                                 Date        Proceeds      Value         Loss
                            -------------- ------------ ------------ ------------
  U.S. Interest Rate
   Futures Buy Contracts
   5 Year U.S. Treasury
    Notes, 983 contracts..  September 1999 $107,898,811 $107,147,000  $  (751,811)
   10 Year U.S. Treasury
    Notes, 236 contracts..  September 1999   26,542,433   26,240,250     (302,183)
   30 Year U.S. Treasury
    Bonds, 983 contracts..  September 1999   33,098,091   32,685,563     (412,528)
  Index Futures Sale
   Contracts
   S&P 500 Index,
    474 contracts.........  September 1999  160,660,532  166,840,275   (6,179,744)
                                                                     ------------
                                                                       (7,646,266)
                                                                     ============

 The segregated cash and aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 1999 were $1,244,000 and $10,504,867, respectively.


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1999 (Unaudited)

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $1,609,890,173)..................  $1,680,934,294
    Affiliated issuers (Cost $275,994,505)......................     288,393,330
   Foreign currency, at value (Cost $1,047,381).................       1,076,248
   Receivables:
    Investment securities sold..................................       6,486,462
    Dividends...................................................       1,578,084
    Interest....................................................      10,492,808
   Net unrealized appreciation on forward foreign currency
    contracts...................................................       5,202,065
                                                                 ----------------
      TOTAL ASSETS..............................................   1,994,163,291
                                                                 ----------------
  LIABILITIES:
   Payables:
    Investment securities purchased.............................      31,770,793
    Securities loaned...........................................     330,697,455
    Variation Margin............................................       1,820,875
    Due to custodian bank.......................................       1,948,285
   Other liabilities............................................         125,489
                                                                 ----------------
      TOTAL LIABILITIES.........................................     366,362,897
                                                                 ----------------
  NET ASSETS:
   Applicable to 96,043,105 shares; no par value, unlimited
    shares authorized...........................................  $1,627,800,394
                                                                 ================
   Net asset value, offering price and redemption price per
    share
    ($1,627,800,394 / 96,043,105 shares)........................  $      16.9486
                                                                 ================
  NET ASSETS CONSIST OF:
   Paid in capital..............................................  $  921,305,570
   Accumulated net investment income............................     220,436,302
   Accumulated net realized gain................................     405,309,106
   Net unrealized appreciation..................................      80,749,416
                                                                 ----------------
      NET ASSETS................................................  $1,627,800,394
                                                                 ================

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

  INVESTMENT INCOME:
   Interest (net of $61,519 for foreign taxes withheld;
    including securities lending income of $858,426)............  $19,926,499
   Dividends (net of $483,667 for foreign taxes withheld).......    6,992,058
                                                                 ------------
      TOTAL INCOME..............................................   26,918,557
                                                                 ------------
  EXPENSES:
   Administration...............................................      167,961
   Custodian....................................................      143,859
   Professional.................................................       84,477
   Other........................................................       53,227
                                                                 ------------
      TOTAL EXPENSES............................................      449,524
                                                                 ------------
      NET INVESTMENT INCOME.....................................   26,469,033
                                                                 ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
    Investments.................................................   68,878,078
    Futures contracts...........................................  (22,036,061)
    Foreign currency transactions...............................     (667,039)
                                                                 ------------
      Net realized gain.........................................   46,174,978
                                                                 ------------
   Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency............................  (35,746,617)
    Futures contracts...........................................    1,206,839
    Forward foreign currency contracts..........................    9,238,527
    Translation of other assets and liabilities denominated in
     foreign currency...........................................     (310,007)
                                                                 ------------
      Change in net unrealized appreciation or depreciation.....  (25,611,258)
                                                                 ------------
   Net realized and unrealized gain.............................   20,563,720
                                                                 ------------
   Net increase in net assets resulting from operations.........  $47,032,753
                                                                 ============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF CASH FLOWS
 FOR THE SIX MONTHS ENDED JUNE 30, 1999

  CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations.....  $    47,032,753
   Adjustments to reconcile net increase in net assets
    resulting
    from operations to net cash provided by operating
    activities:
    Net realized and unrealized gain on investments.........      (33,102,594)
    Increase in receivable for investment securities sold...       (4,898,396)
    Decrease in dividends and interest receivable...........        1,196,378
    Increase in payable for securities purchased............       15,014,500
    Net increase in custodian payable.......................        1,948,285
    Increase in accrued expenses............................           40,113
    Increase in variation margin............................        1,383,776
    Net amortization of premium.............................        1,763,999
                                                             -----------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES ............       30,378,814
                                                             -----------------
  CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of investments.................................   (1,247,256,381)
   Proceeds from sales of investments.......................    1,338,206,765
   Net realized loss on futures contracts...................      (22,036,061)
   Net realized loss on foreign currency transactions.......         (667,039)
   Change in unrealized appreciation or depreciation in
    future contracts........................................        1,206,839
   Change in unrealized appreciation or depreciation in
    other assets and liabilities............................          (31,811)
   Net decrease in foreign currency.........................        3,926,337
                                                             -----------------
      NET CASH PROVIDED BY INVESTING ACTIVITIES.............       73,348,649
                                                             -----------------
  CASH FLOWS FROM FINANCING ACTIVITIES:
   Net capital shares transactions..........................     (107,699,471)
   Net decrease from securities lending.....................        3,674,003
                                                             -----------------
      NET CASH USED FOR FINANCING ACTIVITIES................     (104,025,468)
                                                             -----------------
   Net decrease in cash.....................................         (298,005)
   Cash at the beginning of the year........................          298,005
                                                             -----------------
   Cash at the end of the year..............................  $             0
                                                             =================

   The accompanying notes are an integral part of these financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 STATEMENTS OF CHANGES IN NET ASSETS

                                                 Six Months
                                                    Ended         Year Ended
                                                June 30, 1999    December 31,
                                                 (Unaudited)         1998
                                               ---------------  ---------------
  OPERATIONS:
   Net investment income.....................   $   26,469,033   $   42,883,896
   Net realized gain.........................       46,174,978       70,853,299
   Change in net unrealized appreciation or
    depreciation.............................      (25,611,258)      18,928,199
                                               ---------------  ---------------
   Net increase in net assets resulting from
    operations...............................       47,032,753      132,665,394
                                               ---------------  ---------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold...............................      134,052,786      568,087,613
   Shares redeemed...........................     (237,765,786)    (320,804,675)
                                               ---------------  ---------------
   Net increase (decrease) in net assets
    resulting from capital share transactions
    (a)......................................     (103,713,000)     247,282,938
                                               ---------------  ---------------
      TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................      (56,680,247)     379,948,332
  NET ASSETS:
   Beginning of period.......................    1,684,480,641    1,304,532,309
                                               ---------------  ---------------
   End of period (including accumulated net
    investment income of $220,436,302 and
    $193,967,269, respectively)..............   $1,627,800,394   $1,684,480,641
                                               ===============  ===============
  (a) A summary of capital share transactions
   follows:
                                                   Shares           Shares
                                               ---------------  ---------------
   Shares sold...............................        8,138,718       35,546,435
   Shares redeemed...........................      (14,192,107)     (20,097,765)
                                               ---------------  ---------------
    Net increase (decrease) in shares
     outstanding.............................       (6,053,389)      15,448,670
                                               ===============  ===============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                            Six Months
                               Ended
                             June 30,           Years Ended December 31,           Period Ended
                               1999        --------------------------------------- December 31,
                            (Unaudited)       1998          1997          1996        1995*
                            -----------    -----------   -----------   ----------- ------------
  Net asset value,
   beginning of period....   $  16.4989     $  15.0556    $  13.4788    $  11.7181  $  10.0000
                            -----------    -----------   -----------   ----------- -----------
  Income from investment
   operations:
   Net investment income..       0.3953         0.4800**      0.5456**      0.2844      0.3769
   Net realized and
    unrealized gain.......       0.0544         0.9633        1.0312        1.4763      1.3412
                            -----------    -----------   -----------   ----------- -----------
    Total income from
     investment
     operations...........       0.4497         1.4433        1.5768        1.7607      1.7181
                            -----------    -----------   -----------   ----------- -----------
  Net asset value, end of
   period.................   $  16.9486     $  16.4989    $  15.0556    $  13.4788  $  11.7181
                            ===========    ===========   ===========   =========== ===========
  Total return
   (non-annualized).......        2.73%          9.59%        11.70%        15.03%      17.18%
  Ratios/Supplemental data
   Net assets, end of
    period (in 000s)......   $1,627,800     $1,684,481    $1,304,532    $1,758,509  $  967,554
   Ratio of expenses to
    average net assets:
    Before expense
     reimbursement........        0.05%***       0.05%         0.05%         0.05%       0.14%***
    After expense
     reimbursement........          N/A            N/A           N/A           N/A       0.05%***
   Ratio of net investment
    income to average net
    assets:
    Before expense
     reimbursement........        3.19%***       3.02%         3.72%         4.36%       4.95%***
    After expense
     reimbursement........          N/A            N/A           N/A           N/A       5.04%***
   Portfolio turnover
    rate..................          48%            80%          138%          155%        158%

 *  The Fund commenced operations April 28, 1995.
 ** The net investment income per share data was determined by using average shares outstanding during the period.
 *** Annualized
    N/A = Not Applicable

                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

The investment strategies implemented in the Brinson U.S. Equity Fund are designed to enhance returns, while controlling risk. Our investment strategies emphasize stock selection with attention to avoiding unintended concentrations in particular industry and other common characteristic exposures. The Fund is typically 70% invested in large capitalization stocks with the remaining 30% intermediate and small capitalization stocks. Industry exposures are normally maintained within 10% of the benchmark weightings.

Since its performance inception on August 31, 1997, the Brinson U.S. Equity Fund has produced an annualized return of 18.25%, compared to the 24.16% return of its benchmark, the Wilshire 5000 Equity Index. These results have been achieved with a risk level (volatility) very similar to that of the benchmark:
14.02% versus 14.10% respectively. For the last six months, the Fund has underperformed the benchmark, returning 10.42% compared to the benchmark return of 11.87%.

Stock selection has provided the largest positive contribution to the Fund's returns over the last six months. Positions in Circuit City, First Data Corp. and FDX Corp. were some of the best performers. The Fund's underperformance on a year-to-date basis results mainly from our protective industry and common characteristic exposures which we feel are appropriate given the current environment of increasing volatility and stratification of equity returns across market segments.

The equity market continued to favor a small group of fashionable large capitalization growth and technology (especially internet-related) stocks in the first quarter of 1999. These types of stocks represent, in our opinion, the most overvalued segments of the U.S. equity market. They have been driven to extremes by investors' unwillingness to miss out on the market's momentum. Demand for this niche group of stocks alone drove the entire market higher in the first quarter.

Momentum, however, shifted away from U.S. growth stocks in the second quarter of 1999 after a long period of outperformance relative to "value" stocks. Factors contributing to this shift include higher global industrial production, the rebound in many commodity prices (notably oil) and expectations for stronger corporate profits. That shift helped the fund regain nearly 400 basis points relative to the benchmark during the second quarter, with the Fund holding a pronounced overweight in stocks with "value" style affiliations. This is a significant change from the momentum in growth stocks over the past two years. While strong value stock performance this quarter helped broaden the market, valuation imbalances still remain, and growth stocks are likely to underperform.

In addition to the value overweight, common characteristic exposures include underweights to size, momentum and earnings variability--chief characteristics of the "growth" segment of the market. While these underweights have hampered performance on a year-to-date basis, they were beneficial in the second quarter, and we believe the portfolio is well positioned for the coming months.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                              6 Months 1 Year  Annualized
                               Ended    Ended   8/31/97*
                              6/30/99  6/30/99 to 6/30/99
---------------------------------------------------------
  Brinson U.S. Equity Fund     10.42%   15.56%   18.25%
---------------------------------------------------------
  Wilshire 5000 Equity Index   11.87    19.59    24.16
---------------------------------------------------------

 *Performance inception date of the Brinson U.S. Equity Fund

 All returns over one year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Equity Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund vs. Wilshire 5000 Equity Index
[LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of June 30, 1999 (Unaudited)

U.S. EQUITIES
Energy.................................................................    0.64%
Capital Investment
 Capital Goods.........................................................   10.11
 Technology............................................................   13.17
                                                                        -------
                                                                          23.28
Basic Industries
 Chemicals.............................................................    3.82
 Housing/Paper.........................................................    6.74
 Metals................................................................    2.48
                                                                        -------
                                                                          13.04
Consumer
 Non-Durables..........................................................    2.82
 Retail/Apparel........................................................    5.26
 Autos/Durables........................................................    3.60
 Health: Drugs.........................................................    4.15
 Health: Non-Drugs.....................................................    4.82
                                                                        -------
                                                                          20.65
Financial
 Banks.................................................................   10.13
 Non-Banks.............................................................    7.49
                                                                        -------
                                                                          17.62
Utilities
 Electric..............................................................    3.74
 Telephone.............................................................    1.52
                                                                        -------
                                                                           5.26
Transportation.........................................................    8.21
Services/Misc..........................................................    5.72
                                                                        -------
                                                                          13.93
                                                                        -------
 Total U.S. Equities...................................................   94.42*
                                                                        -------
SHORT-TERM INVESTMENTS.................................................    5.42*
                                                                        -------
 TOTAL INVESTMENTS.....................................................   99.84
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................................................    0.16
                                                                        -------
NET ASSETS.............................................................  100.00%
                                                                        =======

*The Fund held a short position in stock index futures which reduced the U.S.
 Equity exposure from 94.42% to 93.77%. This adjustment resulted in a net increase to the Funds exposure to Short-Term Investments from 5.42% to 6.07%.
Top Ten U.S. Equity Holdings

As of June 30, 1999 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
------------------------------------------------------------
 1. Xerox Corp.......................................................    5.29%
 2. FDX Corp. .......................................................    3.59
 3. Burlington Northern Santa Fe Corp................................    3.36
 4. Raytheon Co., Class B............................................    3.09
 5. Electronic Data Systems Corp.....................................    3.04
 6. Corning, Inc.....................................................    2.98
 7. Aetna, Inc.......................................................    2.88
 8. Lockheed Martin Corp.............................................    2.56
 9. CIGNA Corp.......................................................    2.34
10. General Instrument Corp..........................................    2.33
------------------------------------------------------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                         Shares       Value
                                                      ------------ ------------

  U.S. Equities - 94.42%
  Advanced Micro Devices, Inc. (b)...................       88,800 $  1,603,950
  Aetna, Inc. .......................................       68,400    6,117,525
  Allergan, Inc. ....................................       21,800    2,419,800
  Alza Corp. (b).....................................       90,300    4,594,012
  American Standard Cos., Inc. (b)...................       47,300    2,270,400
  Aon Corp. .........................................      116,325    4,798,406
  Armstrong World Industries, Inc. ..................       12,500      722,656
  BankBoston Corp. ..................................       25,000    1,278,125
  Baxter International, Inc. ........................       50,400    3,055,500
  Burlington Northern Santa Fe Corp. ................      230,100    7,133,100
  Champion Enterprises, Inc. (b).....................       40,300      750,588
  Champion International Corp. ......................       14,300      684,613
  Chase Manhattan Corp. .............................       39,800    3,447,675
  CIGNA Corp. .......................................       55,800    4,966,200
  Circuit City Stores--Circuit City Group............       43,100    4,008,300
  CMS Energy Corp. ..................................       42,400    1,775,500
  CommScope, Inc. (b)................................       39,966    1,228,955
  Computer Sciences Corp. (b)........................       22,600    1,563,638
  Compuware Corp. (b)................................       47,100    1,498,369
  Comverse Technology, Inc. (b)......................       13,680    1,032,840
  Consolidated Stores Corp. (b)......................       60,100    1,622,700
  Corning, Inc. .....................................       90,100    6,318,262
  Covance, Inc. (b)..................................       36,050      862,947
  Delphi Automotive Systems Corp. ...................       83,100    1,542,544
  Dial Corp. ........................................       23,800      885,063
  Dominion Resources Inc. ...........................       10,500      454,781
  Eastman Chemical Co. ..............................       25,300    1,309,275
  Electronic Data Systems Corp. .....................      114,100    6,453,781
  Eli Lilly and Company..............................       24,900    1,783,462
  Entergy Corp. .....................................      120,400    3,762,500
  FDX Corp. (b)......................................      140,500    7,622,125
  Federal-Mogul Corp. ...............................       21,000    1,092,000
  First American Corp. of Tennessee..................       12,000      498,750
  First Data Corp. ..................................       96,424    4,718,749
  First Security Corp. ..............................       22,750      619,938
  First Union Corp. .................................       38,200    1,795,400
  Fleet Financial Group, Inc. .......................       57,600    2,556,000
  Fleetwood Enterprises, Inc. .......................       27,700      732,319
  Food Lion Inc., Class A............................      134,700    1,599,563
  Fort James Corp. ..................................       79,600    3,014,850
  GATX Corp. ........................................        8,200      312,113
  General Instrument Corp. (b).......................      116,200    4,938,500
  Genzyme Corp. (b)..................................       18,600      902,100
  Genzyme Surgical Products Division (b).............        3,330       14,671
  Geon Co. ..........................................        8,300      267,675
  GreenPoint Financial Corp. ........................       71,400    2,342,812

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


 June 30, 1999 (Unaudited)

                                                         Shares       Value
                                                      ------------ ------------

  U.S. Equities - (continued)
  Hibernia Corp. ....................................       57,300 $    898,894
  Household International Inc. ......................       74,400    3,524,700
  Illinois Tool Works, Inc. .........................       13,800    1,131,600
  IMC Global Inc. ...................................       83,300    1,468,163
  Johnson Controls Inc. .............................       21,700    1,504,081
  Kimberly-Clark Corp. ..............................       45,200    2,576,400
  Lafarge Corp. .....................................       24,900      882,394
  Lear Corp. (b).....................................       55,100    2,741,225
  Lockheed Martin Corp. .............................      145,868    5,433,583
  Lyondell Chemical Company..........................       66,100    1,363,313
  Martin Marietta Materials, Inc. ...................       13,463      794,317
  Masco Corp. .......................................      143,500    4,143,562
  Mattel, Inc. ......................................       65,200    1,723,725
  MCN Energy Group, Inc. ............................       15,700      325,775
  Nabisco Holdings Corp. ............................        5,700      246,525
  National Service Industries, Inc. .................       22,600      813,600
  New York Times Co. ................................       25,700      946,081
  Newell Rubbermaid Inc. ............................       47,200    2,194,800
  Nextel Communications, Inc. (b)....................       64,200    3,222,037
  Norfolk Southern Corp. ............................       77,700    2,340,712
  Peco Energy Co. ...................................       46,200    1,934,625
  Pentair, Inc. .....................................       24,300    1,111,725
  Philip Morris Cos., Inc. ..........................       73,000    2,933,687
  PNC Bank Corp. ....................................       37,400    2,155,175
  Praxair, Inc. .....................................       42,600    2,084,737
  Raytheon Co., Class B..............................       93,100    6,551,912
  Regions Financial Corp. ...........................       11,800      453,563
  Southdown, Inc. ...................................       26,504    1,702,882
  St. Jude Medical, Inc. (b).........................       65,100    2,319,187
  Tyson Foods, Inc. .................................       85,500    1,923,750
  U.S. Bancorp.......................................       58,955    2,004,470
  Ultramar Diamond Shamrock Corp. ...................       47,422    1,034,392
  United Healthcare Corp. ...........................       46,000    2,880,750
  USG Corp. .........................................       21,100    1,181,600
  Vencor, Inc. (b)...................................       47,400        7,110
  Ventas, Inc. ......................................       33,000      177,375
  Viad Corp. ........................................       45,200    1,398,375
  W.W. Grainger, Inc. ...............................       14,000      753,375
  Wells Fargo and Co. ...............................       80,300    3,432,825
  Westvaco Corp. ....................................       16,900      490,100
  Xerox Corp. .......................................      189,900   11,215,969
  York International Corp. ..........................       28,600    1,224,438
                                                                   ------------
  Total U.S. Equities (Cost $176,033,254)............               200,220,541
                                                                   ------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                        Shares       Value
                                                     ------------ ------------

  Short Term Investment - 5.42%
  Investment Company - 5.42%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (Cost $11,489,698)....................   11,489,698 $ 11,489,699
                                                                  ------------
  Total Investments (Cost $187,522,952) - 99.84%
   (a)..............................................               211,710,240
  Cash and other assets, less liabilities - 0.16%...                   347,170
                                                                  ------------
  Net Assets - 100%.................................              $212,057,410
                                                                  ============

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $187,522,952; and net unrealized appreciation consisted of:

         Gross unrealized appreciation.............  $33,481,523
         Gross unrealized depreciation.............   (9,294,235)
                                                    ------------
             Net unrealized appreciation...........  $24,187,288
                                                    ============

 (b)   Non-income producing security.

 FUTURES CONTRACTS
 The Brinson U.S. Equity Fund had the following open futures contracts as of June 30, 1999:

                                  Settlement               Current   Unrealized
                                     Date         Cost      Value       Gain
                                -------------- ---------- ---------- ----------
  Index Futures Buy Contracts
  S&P 500 Index, 4 contracts... September 1999 $1,346,104 $1,381,700   $35,596
                                                                      ========

 The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 1999 was $75,000.


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $176,033,254).........................  $200,220,542
  Affiliated issuers (Cost $11,489,698)............................    11,489,698
 Receivables:
  Investment securities sold.......................................     1,997,892
  Dividends........................................................       337,593
  Interest.........................................................        50,644
  Variation margin.................................................        25,000
  Due from Advisor.................................................         1,791
 Other Assets......................................................         8,331
                                                                    -------------
    TOTAL ASSETS...................................................   214,131,491
                                                                    -------------
LIABILITIES:
 Payables:
  Investment securities purchased..................................     1,076,089
  Due to custodian bank............................................       997,992
                                                                    -------------
    TOTAL LIABILITIES..............................................     2,074,081
                                                                    -------------
NET ASSETS:
 Applicable to 15,604,047 shares; no par value, unlimited shares authorized.......................................................  $212,057,410
                                                                    =============
 Net asset value, offering price and redemption price per share
  ($212,057,410 / 15,604,047 shares)...............................  $    13.5899
                                                                    =============
NET ASSETS CONSIST OF:
 Paid in capital...................................................  $173,098,615
 Accumulated net investment income.................................     4,511,121
 Accumulated net realized gain.....................................    10,224,790
 Net unrealized appreciation.......................................    24,222,884
                                                                    -------------
    NET ASSETS.....................................................  $212,057,410
                                                                    =============


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends........................................................  $ 1,369,193
 Interest.........................................................      233,308
                                                                   ------------
    TOTAL INCOME..................................................    1,602,501
                                                                   ------------
EXPENSES:
 Professional.....................................................        7,135
 Custodian........................................................        2,391
 Trustees.........................................................        2,353
 Other............................................................          905
                                                                   ------------
    TOTAL EXPENSES................................................       12,784
                                                                   ------------
    Expenses deferred by Advisor..................................       (3,241)
                                                                   ------------
    NET EXPENSES..................................................        9,543
                                                                   ------------
    NET INVESTMENT INCOME.........................................    1,592,958
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments.....................................................    2,303,956
  Futures contracts...............................................      295,815
                                                                   ------------
    Net realized gain.............................................    2,599,771
                                                                   ------------
 Change in net unrealized appreciation or depreciation on:
  Investments.....................................................   16,009,277
  Futures contracts...............................................     (110,045)
                                                                   ------------
    Change in net unrealized appreciation or depreciation.........   15,899,232
                                                                   ------------
 Net realized and unrealized gain.................................   18,499,003
                                                                   ------------
 Net increase in net assets resulting from operations.............  $20,091,961
                                                                   ============



                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                      Ended       Year Ended
                                                  June 30, 1999  December 31,
                                                   (Unaudited)        1998
                                                  -------------  -------------
OPERATIONS:
 Net investment income...........................  $  1,592,958   $  2,562,158
 Net realized gain...............................     2,599,771      7,555,616
 Change in net unrealized appreciation or
  depreciation...................................    15,899,232      8,075,012
                                                  -------------  -------------
 Net increase in net assets resulting from
  operations.....................................    20,091,961     18,192,786
                                                  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................    21,148,442    100,954,362
 Shares redeemed.................................    (8,155,071)   (13,805,858)
                                                  -------------  -------------
 Net increase in net assets resulting from
  capital share transactions (a).................    12,993,371     87,148,504
                                                  -------------  -------------
    TOTAL INCREASE IN NET ASSETS.................    33,085,332    105,341,290
                                                  -------------  -------------
NET ASSETS:
 Beginning of period.............................   178,972,078     73,630,788
                                                  -------------  -------------
 End of period (including accumulated net
  investment income of $4,511,121 and $2,918,163,
  respectively)..................................  $212,057,410   $178,972,078
                                                  =============  =============

(a) A summary of capital share transactions fol-
 lows:
                                                     Shares         Shares
                                                  -------------  -------------
 Shares sold.....................................     1,697,199      8,606,307
 Shares redeemed.................................      (634,378)    (1,209,048)
                                                  -------------  -------------
  Net increase in shares outstanding.............     1,062,821      7,397,259
                                                  =============  =============



                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                              Six Months
                                 Ended           Year              Period
                             June 30, 1999       Ended             Ended
                              (Unaudited)  December 31, 1998 December 31, 1997*
                             ------------- ----------------- ------------------
Net asset value, beginning
 of period..................    $12.3079        $10.3067          $10.0000
                               ---------       ---------         ---------
Income from investment
 operations:
 Net investment income......      0.0884          0.1508            0.0498
 Net realized and unrealized
  gain......................      1.1936          1.8504            0.2569
                               ---------       ---------         ---------
  Total income from
   investment operations....      1.2820          2.0012            0.3067
                               ---------       ---------         ---------
Net asset value, end of
 period.....................    $13.5899        $12.3079          $10.3067
                               =========       =========         =========
Total return (non-
 annualized)................      10.42%          19.42%             3.07%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s).................    $212,057        $178,972           $73,631
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement............       0.01%**         0.02%             0.05%**
  After expense
   reimbursement............       0.01%**         0.01%             0.01%**
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement............       1.66%**         1.78%             2.01%**
  After expense
   reimbursement............       1.66%**         1.79%             2.05%**
 Portfolio turnover rate....         23%             46%                9%

* The Fund commenced operations August 29, 1997.
** Annualized



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

The investment strategies implemented in the Brinson U.S. Large Capitalization Equity Fund are designed to enhance returns, while controlling risk. Our investment strategies emphasize stock selection with attention directed at avoiding unintended concentrations in particular industry and other common characteristic exposures. Issues are selected from a universe of less than 300 of the largest capitalization domestic stocks, collectively comprising about 65% of the value of the U.S. equity market.

Since its inception on April 30, 1999, the Brinson U.S. Large Capitalization Equity Fund has produced a return of -0.29%, compared to the 3.06% return of its benchmark, the S&P 500 Equity Index. The discussion below focuses on our management of large capitalization equities during the first half of 1998. Please note that the Fund's commencement of operations was during the second quarter.

In 1998 and the first quarter of this year, the U.S. equity market has been fueled by the desire to not miss out on market momentum. The very largest stocks and stocks characterized as growth stocks have outperformed the broader market by historic margins, driving the market to extremes. Based on current prices, the market is extrapolating super-normal earnings growth for a small group of "in-vogue" stocks far into the future, making the realization of such projections increasingly unattainable. For the year-to-date period, this momentum has created a difficult environment for the Brinson U.S. Large Capitalization Equity Fund. We believe that many of the largest, most successful companies (in terms of recent price appreciation) are currently among the most overvalued. However, market momentum has continued to carry them higher.

The largest 25 stocks by market capitalization in the S&P 500 were up 6.59% in the first quarter of the year compared to an increase of 3.79% for the bottom 475 stocks. The largest four stocks alone accounted for 33% of the S&P 500 return for the quarter. Some of the best performing stocks for the quarter were again found in the computer, electronics, and telecommunications industries. While many of the companies driving the market are characterized as "good companies," their future prospects simply cannot support current prices.

Momentum did, in fact, shift away from growth stocks in the second quarter of 1999 to the benefit of value stocks. Contributing factors included higher global industrial production, the rebound in many commodity prices (notably oil) and expectations for stronger corporate profits. This is a significant change from the momentum driving growth stocks over the past two years. While strong value stock performance this quarter helped broaden the market, valuation imbalances still remain. Based on our analysis, growth stocks are likely to underperform the broader market by a wide margin in the coming months. Such conditions should benefit the Fund which maintains underweight positions in common characteristics such as size, momentum and earnings variability and overweights to more traditional value measures.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                 4/30/99*
                                                    to
                                                 6/30/99
---------------------------------------------------------
  Brinson U.S. Large Capitalization Equity Fund   -0.29%
---------------------------------------------------------
  Standard & Poor 500 Index                       3.06
---------------------------------------------------------

 *Inception date of the Brinson U.S. Large Capitalization Equity Fund

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund and the Standard & Poor 500 Index if you had invested $100,000 on April 30, 1999. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Equity Fund vs. Standard & Poor 500 Index
[GRAPH APPEARS HERE]


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of June 30, 1999 (Unaudited)

U.S. EQUITIES
Capital Investment
 Capital Goods.........................................................   13.48%
 Technology............................................................   14.98
                                                                        --------
                                                                          28.46
Basic Industries
 Chemicals.............................................................    1.55
 Housing/Paper.........................................................    1.76
 Metals................................................................    3.87
                                                                        --------
                                                                           7.18
Consumer
 Non-Durables..........................................................    2.17
 Retail/Apparel........................................................    2.88
 Autos/Durables........................................................    0.89
 Health: Drugs.........................................................    1.33
 Health: Non-Drugs.....................................................    5.00
                                                                        --------
                                                                          12.27
Financial
 Banks.................................................................   12.28
 Non-Banks.............................................................   11.64
                                                                        --------
                                                                          23.92
Utilities
 Electric..............................................................    2.97
 Telephone.............................................................    0.00
                                                                        --------
                                                                           2.97
Transportation.........................................................   12.64
Services/Misc..........................................................    6.07
                                                                        --------
                                                                          18.71
                                                                        --------
 Total U.S. Equities...................................................   93.51
SHORT-TERM INVESTMENTS.................................................    5.74
                                                                        --------
TOTAL INVESTMENTS......................................................   99.25
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................................................    0.75
                                                                        --------
NET ASSETS.............................................................  100.00%
                                                                        ========

TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 1999 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
---------------------------------------------------------------
 1. Xerox Corp. .....................................................    8.25%
 2. FDX Corp. .......................................................    5.61
 3. Burlington Northern Santa Fe Corp. ..............................    5.26
 4. Raytheon Co., Class B............................................    4.83
 5. Electronic Data Systems Corp. ...................................    4.76
 6. Corning, Inc. ...................................................    4.65
 7. Aetna, Inc. .....................................................    4.49
 8. Lockheed Martin Corp. ...........................................    3.99
 9. CIGNA Corp. .....................................................    3.64
10. Aon Corp. .......................................................    3.52
---------------------------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 1999 (Unaudited)

                                                          Shares      Value
                                                         --------- ------------

U.S. Equities - 93.51%
Aetna, Inc. ............................................     6,500 $    581,344
Aon Corp. ..............................................    11,050      455,812
BankBoston Corp. .......................................     2,400      122,700
Baxter International, Inc. .............................     4,800      291,000
Burlington Northern Santa Fe Corp. .....................    22,000      682,000
Chase Manhattan Corp. ..................................     3,800      329,175
CIGNA Corp. ............................................     5,300      471,700
Computer Sciences Corp. (b).............................     2,100      145,294
Compuware Corp. (b).....................................     3,500      111,344
Corning, Inc. ..........................................     8,600      603,075
Covance, Inc. (b).......................................     3,400       81,388
Delphi Automotive Systems Corp. ........................     6,200      115,088
Dominion Resources Inc. ................................       600       25,988
Electronic Data Systems Corp. ..........................    10,900      616,531
Eli Lilly and Company...................................     2,400      171,900
Entergy Corp. ..........................................    11,500      359,375
FDX Corp. (b)...........................................    13,400      726,950
First Data Corp. .......................................     9,200      450,225
First Union Corp. ......................................     3,600      169,200
Fleet Financial Group, Inc. ............................     5,500      244,062
Household International, Inc. ..........................     7,100      336,362
Illinois Tool Works, Inc. ..............................     1,300      106,600
Kimberly-Clark Corp. ...................................     4,000      228,000
Lockheed Martin Corp. ..................................    13,900      517,775
Masco Corp. ............................................    13,700      395,587
Mattel, Inc. ...........................................     6,200      163,913
Newell Rubbermaid Inc. .................................     4,500      209,250
Norfolk Southern Corp. .................................     7,600      228,950
Philip Morris Cos., Inc. ...............................     7,000      281,312
PNC Bank Corp. .........................................     3,600      207,450
Praxair, Inc. ..........................................     4,100      200,644
Raytheon Co., Class B...................................     8,900      626,337
U.S. Bancorp............................................     5,600      190,400
United Healthcare Corp. ................................     4,400      275,550
Wells Fargo and Co. ....................................     7,700      329,175
Xerox Corp. ............................................    18,100    1,069,031
                                                                   ------------
Total U.S. Equities (Cost $12,191,253)..................             12,120,487
                                                                   ------------

 BRINSON U.S. LARGE CAPITALIZATION
 EQUITY FUND                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 1999 (Unaudited)

                                                         Shares      Value
                                                        --------- ------------

Short-Term Investments - 5.74%
Investment Companies - 5.74%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund (Cost $744,243)..................................   744,243  $   744,243
                                                                  ------------
Total Investments (Cost $12,935,496) - 99.25% (a)......             12,864,730
Cash and other assets, less liabilities - 0.75%........                 96,717
                                                                  ------------
Net Assets - 100%......................................            $12,961,447
                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $12,935,496; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...............  $351,156
         Gross unrealized depreciation...............  (421,922)
                                                      ---------
             Net unrealized depreciation.............  $(70,766)
                                                      =========

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson U.S. Large Capitalization Equity Fund had the following open futures contracts as of June 30, 1999:

                                      Settlement     Cost   Current Unrealized
                                         Date      Proceeds  Value  Gain/(Loss)
                                    -------------- -------- ------- -----------
Index Futures Sale Contracts:
S&P 500 Index, 1 contract.......... September 1999 333,932  345,425   $11,493
                                                                      =======

The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 1999 was $82,500.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $12,191,253)........................  $12,120,487
  Affiliated issuers (Cost $744,243).............................      744,243
 Cash............................................................       85,675
 Receivables:
  Investment securities sold.....................................       10,928
  Dividends......................................................       18,722
  Interest.......................................................        2,834
  Variation margin...............................................        6,250
  Due from Advisor...............................................        6,862
                                                                  ------------
    TOTAL ASSETS.................................................   12,996,001
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................       27,649
  Other liabilities..............................................        6,905
                                                                  ------------
    TOTAL LIABILITIES............................................       34,554
                                                                  ------------
NET ASSETS:
 Applicable to 1,299,961 shares; no par value, unlimited shares authorized.....................................................  $12,961,447
                                                                  ============
 Net asset value, offering price and redemption price per share
  ($12,961,447 / 1,299,961 shares)...............................  $    9.9706
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $13,025,918
 Accumulated net investment income...............................       37,680
 Accumulated net realized loss...................................      (42,878)
 Net unrealized depreciation.....................................      (59,273)
                                                                  ------------
    NET ASSETS...................................................  $12,961,447
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999 (Unaudited)*

INVESTMENT INCOME:
 Dividends.........................................................  $  30,048
 Interest..........................................................      7,846
                                                                    ----------
    TOTAL INCOME...................................................     37,894
                                                                    ----------
EXPENSES:
 Professional......................................................      5,426
 Trustees..........................................................      1,220
 Other.............................................................        430
                                                                    ----------
    TOTAL EXPENSES.................................................      7,076
                                                                    ----------
    Expenses deferred by Advisor...................................     (6,862)
                                                                    ----------
    NET EXPENSES...................................................        214
                                                                    ----------
    NET INVESTMENT INCOME..........................................     37,680
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on:
  Investments......................................................    (25,183)
  Futures contracts................................................    (17,695)
                                                                    ----------
    Net realized loss..............................................    (42,878)
                                                                    ----------
 Change in net unrealized appreciation or depreciation on:
  Investments......................................................    (70,766)
  Futures contracts................................................     11,493
                                                                    ----------
    Change in net unrealized depreciation..........................    (59,273)
                                                                    ----------
 Net realized and unrealized loss..................................   (102,151)
                                                                    ----------
 Net decrease in net assets resulting from operations..............  $ (64,471)
                                                                    ==========

* The Fund commenced operations April 30, 1999.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Period Ended
                                                                 June 30, 1999*
                                                                  (Unaudited)
                                                                 --------------
OPERATIONS:
 Net investment income..........................................   $    37,680
 Net realized loss..............................................       (42,878)
 Change in net unrealized appreciation or depreciation..........       (59,273)
                                                                  ------------
 Net decrease in net assets resulting from operations...........       (64,471)
                                                                  ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................................    13,265,918
 Shares redeemed................................................      (240,000)
                                                                  ------------
 Net increase in net assets resulting from capital share
  transactions (a)..............................................    13,025,918
                                                                  ------------
    TOTAL INCREASE IN NET ASSETS................................    12,961,447
                                                                  ------------
NET ASSETS:
 Beginning of period............................................            --
                                                                  ------------
 End of period (including accumulated net investment income of
  $37,680)......................................................   $12,961,447
                                                                  ============
(a) A summary of capital share transactions follows:
                                                                     Shares
                                                                 --------------
 Shares sold....................................................     1,324,001
 Shares redeemed................................................       (24,040)
                                                                  ------------
  Net increase in shares outstanding............................     1,299,961
                                                                  ============

* The Fund commenced operations April 30, 1999.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION EQUITY FUND
                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                   Period Ended
                                                                  June 30, 1999*
                                                                   (Unaudited)
                                                                  --------------
Net asset value, beginning of period.............................    $10.0000
                                                                    ---------
 Net investment income...........................................      0.0290
 Net unrealized loss.............................................     (0.0584)
                                                                    ---------
  Total income from investment operations........................     (0.0294)
                                                                    ---------
Net asset value, end of period...................................    $ 9.9706
                                                                    =========
Total return (non-annualized)....................................      (0.29)%
Ratios/Supplemental data
 Net assets, end of period (in 000s).............................    $ 12,961
 Ratio of expenses to average net assets:
  Before expense reimbursement...................................       0.33%**
  After expense reimbursement....................................       0.01%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...................................       1.44%**
  After expense reimbursement....................................       1.76%**
Portfolio turnover rate..........................................          6%

* The Fund commenced operations April 30, 1999.
** Annualized



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

The Brinson U.S. Large Capitalization Value Equity Fund is an actively managed fund that seeks to achieve long-term total returns above that of its benchmark, the Russell 1000 Value Index. The portfolio will typically be concentrated in fewer than 50 stock holdings, and diversified by industry and issuer relative to its benchmark.

Since its performance inception on June 30, 1998, the Brinson U.S. Large Capitalization Value Equity Fund has produced an annualized return of 17.86%, compared to the 16.35% return of its benchmark. These results have been achieved with a risk level (volatility) somewhat lower than that of the benchmark: 21.89% versus 22.36%, respectively. For the last six months, the Fund has outperformed the benchmark, returning 13.65% compared to the benchmark return of 12.85%. The Fund's overperformance is the result of strong selection decisions by our U.S. equity team.

Commodity prices began to strengthen during the first half of 1999, as many producers of steel, paper and chemicals introduced price increases. Signs of improvement in industrial production, inventory and manufacturing have also begun to emerge. After disappointing earnings during the latter part of 1998, many value stocks have now reversed course, releasing surprisingly high earnings figures early in 1999. These factors have contributed to pricing strength in the value segment of the market over this period.

An improving economic picture, coupled with increased profitability for value stocks has led many analysts to revise earnings estimates upward for the full year 1999 and beyond. As this occurs, there appears to be scope for continued outperformance of value stocks relative to growth stocks in the coming months.

The Fund's systematic market exposure is slightly higher than the benchmark, with a beta of 1.04. With respect to broad common characteristics, the Fund is overweight relative to the benchmark in Book-to-Price (a traditional value measure), liquidity and earnings variability. Underweights are held with respect to size, relative strength and foreign earnings. Our work continues to indicate that many large capitalization growth companies remain overvalued, and are likely to underperform.

Industry weightings are tilted toward railroads, consumer healthcare, basic industries, and banks and thrifts. The U.S. banking, insurance and asset gathering industries offer the potential for improved efficiencies, as well as cost savings through continued consolidation. The largest underweights are to non-bank financials, utilities and energy stocks.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                       6 Months 6/30/98*
                                                        Ended      to
                                                       6/30/99  6/30/99
------------------------------------------------------------------------
  Brinson U.S. Large Capitalization Value Equity Fund   13.65%   17.86%
------------------------------------------------------------------------
  Russell 1000 Value Index                             12.85    16.35
------------------------------------------------------------------------

 *Performance inception date of the Brinson U.S. Large Capitalization Value Equity Fund

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Value Equity Fund and the Russell 1000 Value Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Value Equity Fund vs. Russell 1000 Value Index

[LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

 Industry Diversification

 As a Percent of Net Assets
 As of June 30, 1999 (Unaudited)

  U.S. EQUITIES
  Energy...............................................................    6.31%
  Capital Investment
   Capital Goods.......................................................    8.31
   Technology..........................................................    4.65
                                                                        --------
                                                                          12.96
  Basic Industries
   Chemicals...........................................................    8.07
   Housing/Paper.......................................................    5.38
   Metals..............................................................    0.43
                                                                        --------
                                                                          13.88
  Consumer
   Retail/Apparel......................................................    2.46
   Autos/Durables......................................................    4.84
   Health: Non-Drugs...................................................    6.06
                                                                        --------
                                                                          13.36
  Financial
   Banks...............................................................   18.84
   Non-Banks...........................................................    5.93
                                                                        --------
                                                                          24.77
  Utilities
   Electric............................................................    7.53
   Telephone...........................................................    5.95
                                                                        --------
                                                                          13.48
  Transportation.......................................................    9.38
  Services/Misc........................................................    2.99
                                                                        --------
                                                                          12.37
                                                                        --------
   Total U.S. Equities.................................................   97.13
  SHORT-TERM INVESTMENTS...............................................    2.83
                                                                        --------
   TOTAL INVESTMENTS...................................................   99.96
  CASH AND OTHER ASSETS,
   LESS LIABILITIES....................................................    0.04
                                                                        --------
   NET ASSETS..........................................................  100.00%
                                                                        ========

TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 1999 (Unaudited)

                                Percent of
                                Net Assets
------------------------------------------
 1. Wells Fargo Co. ...........    3.90%
 2. Raytheon Co., Class B......    3.85
 3. St. Jude Medical, Inc. ....    3.14
 4. FDX Corp. .................    3.06
 5. ALLTEL Corp. ..............    2.93
 6. United Healthcare Corp. ...    2.92
 7. Aetna, Inc. ...............    2.85
 8. Johnson Controls, Inc. ....    2.77
 9. Advanced Micro Devices,
 Inc. .........................    2.72
10. Burlington Northern Santa
  Fe Corp. ....................    2.65
------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 1999 (Unaudited)

                                                        Shares        Value
                                                      ----------- -------------

U.S. Equities - 97.13%
Advanced Micro Devices, Inc. (b).....................     186,300  $  3,365,044
Aetna, Inc. .........................................      39,500     3,532,781
ALLTEL Corp. ........................................      50,800     3,632,200
Aon Corp. ...........................................      56,850     2,345,062
AT&T Corp. ..........................................      30,900     1,724,606
Burlington Northern Santa Fe Corp. ..................     105,900     3,282,900
Case Corp. ..........................................       4,900       235,813
Chase Manhattan Corp. ...............................      32,400     2,806,650
CMS Energy Corp. ....................................      61,200     2,562,750
Consolidated Stores Corp. (b)........................     112,600     3,040,200
Crown Cork & Seal Co., Inc. .........................      17,400       527,250
Dominion Resources, Inc. ............................      57,900     2,507,794
Dow Chemical Co. ....................................      16,900     2,144,187
Electronic Data Systems Corp. .......................      54,300     3,071,344
Emerson Electric Co. ................................      36,300     2,282,362
FDX Corp. Holding Co. (b)............................      69,900     3,792,075
First Security Corp. ................................     115,200     3,139,200
First Union Corp. ...................................      48,500     2,279,500
Fleet Financial Group, Inc. .........................      56,000     2,485,000
Fleetwood Enterprises, Inc. .........................      33,800       893,588
GATX Corp. ..........................................      64,700     2,462,644
General Instrument Corp. (b).........................      63,200     2,686,000
GreenPoint Financial Corp. ..........................      83,600     2,743,125
Hibernia Corp. ......................................     149,500     2,345,281
Household International, Inc. .......................      56,800     2,690,900
Illinova Corp. ......................................      67,800     1,847,550
IMC Global, Inc. ....................................      92,400     1,628,550
Johnson Controls, Inc. ..............................      49,400     3,424,037
Kerr-McGee Corp. ....................................      45,200     2,268,475
Kimberly-Clark Corp. ................................      34,400     1,960,800
Lafarge Corp. .......................................      34,600     1,226,138
Lear Corp. (b).......................................      51,500     2,562,125
Lockheed Martin Corp. ...............................      79,100     2,946,475
Lyondell Chemical Company............................      79,100     1,631,438
MBIA, Inc. ..........................................      22,600     1,463,350
Millenium Chemicals, Inc. ...........................      52,000     1,225,250
National Service Industries, Inc.....................      28,100     1,011,600
Nextel Communications, Inc. (b)......................      40,000     2,007,500
Norfolk Southern Corp. ..............................      69,000     2,078,625
Northeast Utilities (b)..............................     135,600     2,398,425
Pentair, Inc. .......................................      29,900     1,367,925
PNC Bank Corp. ......................................      46,700     2,691,087
Raytheon Co., Class B................................      67,800     4,771,425
Southdown, Inc. .....................................      40,200     2,582,850
St. Jude Medical, Inc. (b)...........................     109,200     3,890,250

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1999 (Unaudited)

                                                       Shares        Value
                                                     ----------- -------------

  U.S. Equities - (continued)
  Ultramar Diamond Shamrock Corp. ..................      33,900  $    739,444
  United Healthcare Corp. ..........................      57,700     3,613,462
  Valero Energy Corp. ..............................     117,600     2,521,050
  Wells Fargo and Co. ..............................     113,000     4,830,750
  YORK International Corp. .........................      22,600       967,563
                                                                 -------------
  Total U.S. Equities (Cost $112,073,437)...........               120,234,400
                                                                 -------------

                                                        Face
                                                       Amount
                                                     -----------
  Short Term Investments - 2.83%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (Cost $3,494,998)..................... $ 3,494,998     3,494,998
                                                                 -------------
  Total Investments (Cost $115,568,435) - 99.96%
   (a)..............................................               123,729,398
  Cash and other assets, less liabilities - 0.04%...                    53,438
                                                                 -------------
  Net Assets - 100%.................................              $123,782,837
                                                                 =============

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $115,568,435; and net unrealized appreciation consisted of:

         Gross unrealized appreciation.............  $13,790,626
         Gross unrealized depreciation.............   (5,629,663)
                                                    ------------
             Net unrealized appreciation...........  $ 8,160,963
                                                    ============

 (b) Non-income producing security




                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $112,073,437).........................  $120,234,400
  Affiliated issuers (Cost $3,494,998).............................     3,494,998
 Receivables:
  Investment securities sold.......................................     1,505,260
  Dividends........................................................       194,387
  Interest.........................................................        19,078
  Due from Advisor.................................................         4,659
                                                                    -------------
    TOTAL ASSETS...................................................   125,452,782
                                                                    -------------
LIABILITIES:
 Payables:
  Investment securities purchased..................................     1,660,304
  Due to custodian bank............................................         3,091
  Other liabilities................................................         6,550
                                                                    -------------
    TOTAL LIABILITIES..............................................     1,669,945
                                                                    -------------
NET ASSETS:
 Applicable to 10,389,652 shares; no par value, unlimited shares authorized.......................................................  $123,782,837
                                                                    =============
 Net asset value, offering price and redemption price per share
  ($123,782,837 / 10,389,652 shares)...............................  $    11.9141
                                                                    =============
NET ASSETS CONSIST OF:
 Paid in capital...................................................  $103,887,671
 Accumulated net investment income.................................     2,232,877
 Accumulated net realized gain.....................................     9,501,326
 Net unrealized appreciation.......................................     8,160,963
                                                                    -------------
    NET ASSETS.....................................................  $123,782,837
                                                                    =============


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends........................................................  $ 1,046,075
 Interest.........................................................       73,590
                                                                   ------------
    TOTAL INCOME..................................................    1,119,665
                                                                   ------------
EXPENSES:
 Professional.....................................................        9,900
 Trustees.........................................................        3,060
 Custodian........................................................        1,431
 Other............................................................          720
                                                                   ------------
    TOTAL EXPENSES................................................       15,111
                                                                   ------------
    Expenses deferred by Advisor..................................       (9,426)
                                                                   ------------
    NET EXPENSES..................................................        5,685
                                                                   ------------
    NET INVESTMENT INCOME.........................................    1,113,980
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.....................................................    7,924,411
  Futures contracts...............................................       73,963
                                                                   ------------
    Net realized gain.............................................    7,998,374
                                                                   ------------
 Change in net unrealized appreciation or depreciation on:
  Investments.....................................................    5,907,558
  Futures contracts...............................................      (83,222)
                                                                   ------------
    Change in net unrealized appreciation.........................    5,824,336
                                                                   ------------
 Net realized and unrealized gain.................................   13,822,710
                                                                   ------------
 Net increase in net assets resulting from operations.............  $14,936,690
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                      Ended      Period Ended
                                                  June 30, 1999  December 31,
                                                   (Unaudited)       1998*
                                                  -------------  -------------
OPERATIONS:
 Net investment income...........................  $  1,113,980   $  1,118,897
 Net realized gain...............................     7,998,374      1,502,952
 Change in net unrealized appreciation or
  depreciation...................................     5,824,336      2,336,627
                                                  -------------  -------------
 Net increase in net assets resulting from
  operations.....................................    14,936,690      4,958,476
                                                  -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................       200,000    110,145,291
 Shares redeemed.................................    (3,754,630)    (2,703,000)
                                                  -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)............    (3,554,630)   107,442,291
                                                  -------------  -------------
    TOTAL INCREASE IN NET ASSETS.................    11,382,060    112,400,767
                                                  -------------  -------------
NET ASSETS:
 Beginning of period.............................   112,400,777             10
                                                  -------------  -------------
 End of period (including accumulated net
  investment income of $2,232,877 and $1,118,897,
  respectively)..................................  $123,782,837   $112,400,777
                                                  =============  =============
(a) A summary of capital share transactions
 follows:
                                                     Shares         Shares
                                                  -------------  -------------
 Shares sold.....................................        17,158     11,008,212
 Shares redeemed.................................      (349,530)      (286,189)
                                                  -------------  -------------
  Net increase (decrease) in shares outstanding..      (332,372)    10,722,023
                                                  =============  =============

*The Fund commenced operations June 25, 1998.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                Six Months
                                                   Ended
                                               June 30, 1999   Period  Ended
                                                (Unaudited)  December 31, 1998*
                                               ------------- ------------------
Net asset value, beginning of period..........    $10.4832        $10.0000
                                                 ---------       ---------
 Net investment income........................      0.1072          0.1044
 Net unrealized gain..........................      1.3237          0.3788
                                                 ---------       ---------
  Total income from investment operations.....      1.4309          0.4832
                                                 ---------       ---------
Net asset value, end of period................    $11.9141        $10.4832
                                                 =========       =========
Total return (non-annualized).................      13.65%           4.83%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........    $123,783        $112,401
 Ratio of expenses to average net assets:
  Before expense reimbursement................       0.03%**         0.03%**
  After expense reimbursement.................       0.01%**         0.01%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................       1.92%**         2.04%**
  After expense reimbursement.................       1.94%**         2.06%**
 Portfolio turnover rate......................         41%             35%

* The Fund commenced operations June 25, 1998
** Annualized



                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

The Brinson Post-Venture Fund invests in common stocks of companies with market capitalizations between roughly $50 million and $1 billion, which represents the lower 7.5% of value in the Wilshire 5000 Equity Index (a broad representation of the U.S. equity market). We define this equity sector as the "mini-cap" sector. The Fund's weighted average market capitalization as of June 30, 1999 was $439 million. The Fund's emphasis is on companies that have developed with the assistance of professional venture capitalists We believe that venture-backed companies generally have stronger management and are better positioned for future growth than the average company in this sector.

Since its performance inception on April 30, 1995, the Brinson Post-Venture Fund has produced an annualized return of 17.06%, compared to the 16.32% return of its benchmark, the Wilshire Small Stock Index. These results have been achieved with a risk level or volatility substantially lower than that of the benchmark; 17.05% versus 19.87% respectively. For the last six months, the Fund has underperformed the benchmark, returning 1.85% compared to the benchmark return of 12.06%.

The small capitalization segment of the market was on a roller-coaster ride during the first half of this year. The -5.33% return of the index during the first quarter was followed by an impressive run-up in the second quarter of 18.36%. Over the same period, small growth stocks outperformed small value stocks by a margin of more than 750 basis points (measured by the difference between the Russell 2000 Growth Index and the Russell 2000 Value Index).

The portfolio has a value tilt relative to the benchmark, which explains much of the performance shortfall for the year. The first quarter was particularly difficult with respect to the technology sector. We were underweighted the high-flying internet sector at a time when the average return for internet stocks was an astounding 54.4%. Stock selection decisions have hampered performance the most in this environment. The portfolio was also hurt by stock selection in the materials and services sector, and finance. Some of the problems stemmed from holdings in the Maxim Group, Rainbow Technologies, DT Industries, Computer Task Group and American Business Products. While this has been a difficult time for the portfolio, it has been a very unique period in the small cap equity market as is evidenced by the events described above.

Our longer-term track record over full market cycles demonstrates the soundness of our process and fundamental long-term investment philosophy. Some of our best performing stocks year-to-date are Methode Electronics, Pride International, Intertan, Inc., Hollywood Park and Rare Hospitality. We believe the portfolio is well-positioned as we look ahead to the second half of the year. Our largest industry overweights are held in consumer durables, miscellaneous finance and apparel industries, while we are underweight in business services, drugs & medicine and banks.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

Total Return

                              6 Months 1 Year  3 Years Annualized
                               Ended    Ended   Ended   4/30/95*
                              6/30/99  6/30/99 6/30/99 to 6/30/99
-----------------------------------------------------------------
  Brinson Post-Venture Fund     1.85%   -8.79%  12.61%   17.06%
-----------------------------------------------------------------
  Wilshire Small Stock Index   12.06     1.37   10.34    16.32
-----------------------------------------------------------------

 *Performance inception date of the Brinson Post-Venture Fund
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Post-Venture Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Post-Venture Fund vs. Wilshire Small Stock Index

[LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of June 30, 1999 (Unaudited)

U.S. Equities
  Capital Goods........................................................    5.53%
Consumer
  Durables.............................................................    4.53
  Non-Durables.........................................................   13.97
                                                                        --------
                                                                          18.50
Energy.................................................................    1.72
Finance
  Banks................................................................    3.85
  Non Banks............................................................   16.51
                                                                        --------
                                                                          20.36
Materials & Services...................................................   17.65
Technology.............................................................   15.43
Transportation.........................................................    6.61
Utilities..............................................................    5.42
                                                                        --------
                                                                          45.11
                                                                        --------
    Total U.S. Equities................................................   91.22*
                                                                        --------
SHORT-TERM INVESTMENTS.................................................    8.53*
                                                                        --------
    TOTAL INVESTMENTS..................................................   99.75
CASH AND OTHER ASSETS,
 LESS LIABILITIES......................................................    0.25
                                                                        --------
    NET ASSETS.........................................................  100.00%
                                                                        ========

* The Fund held a long position in stock index futures which increased the U.S. Equity exposure from 91.22% to 98.88%. This adjustment resulted in a net decrease to the Funds exposure to Short-Term Investments from 8.53% to 0.87%.
TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 1999 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
------------------------------------------------------------
 1. Coachmen Industries, Inc. .......................................    2.89%
 2. Benchmark Electronics, Inc. .....................................    2.70
 3. Financial Security Assurance Holdings Ltd. ......................    2.66
 4. Emmis Broadcasting Corp., Class A................................    2.51
 5. Kellwood Co. ....................................................    2.29
 6. Connecticut Energy Corp. ........................................    2.01
 7. Innkeepers USA Trust.............................................    1.83
 8. Methode Electronics, Inc., Class A...............................    1.78
 9. Shorewood Packaging Corp. .......................................    1.71
10. Scotsman Industries, Inc. .......................................    1.70

--------------------------------------------------------------------------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                         Shares       Value
                                                       ----------- ------------

Equities - 91.22%
U.S. Equities - 91.22%
A. Schulman, Inc. ....................................     317,900 $  5,463,906
AFC Cable Systems, Inc. (b)...........................     124,487    4,395,947
Align-Rite International, Inc. (b)....................     218,400    3,030,300
Allied Capital Corp. .................................     234,100    5,618,400
American Business Products, Inc. .....................     305,420    4,657,655
AmerUs Life Holdings, Inc. ...........................     309,100    8,345,700
Apartment Investment & Management Co. ................      73,226    3,130,411
Ascent Entertainment Group, Inc. (b)..................     240,200    3,392,825
Atmos Energy Corp. ...................................     180,550    4,513,750
Bacou USA, Inc. (b)...................................     490,100    8,362,331
BancTec, Inc. ........................................     205,500    3,686,156
BEI Medical Systems Co., Inc. (b).....................     220,700      317,256
BEI Technologies, Inc. ...............................     160,400    1,604,000
Benchmark Electronics, Inc. (b).......................     463,200   16,646,250
Biorerliance Corp. (b)................................     127,300      827,450
Bon Ton Stores, Inc. (b)..............................     322,119    2,073,641
Buffets, Inc. (b).....................................     656,800    7,553,200
Cadmus Communications Corp. ..........................     234,700    3,227,125
Caere Corp. (b).......................................      62,900      833,425
Callon Petroleum Co. (b)..............................     404,200    4,168,312
Carmike Cinemas, Inc. (b).............................     207,400    3,305,437
Celadon Group, Inc. (b)...............................     233,900    1,988,150
Centerpoint Properties Trust .........................     257,600    9,434,600
CFI ProServices, Inc. (b).............................     255,800    2,877,750
Chartwell Re Corp. ...................................      70,200    1,307,475
CKE Restaurants, Inc. ................................      14,600      237,250
Clean Harbors, Inc. (b)...............................     281,500      510,219
Coachmen Industries, Inc. ............................     767,699   17,849,002
Commonwealth Industries, Inc. ........................     673,200    8,415,000
Computer Task Group, Inc. ............................     435,100    7,396,700
Connecticut Energy Corp. .............................     321,200   12,386,275
Cotelligent, Inc. (b).................................     141,800    1,107,813
Crown Crafts, Inc. ...................................     387,600    1,695,750
Dayton Superior Corp. (b).............................     294,300    5,462,944
Del Webb Corp. (b)....................................     133,700    3,192,087
Delphi Information Systems, Inc. (b)..................     100,000    1,000,000
Delta Financial Corp. (b).............................     511,400    3,260,175
Department 56, Inc. (b)...............................     172,200    4,627,875
Diagnostic Products Corp..............................      78,100    2,157,513
Dress Barn, Inc. (b)..................................     287,450    4,599,200
DT Industries, Inc. ..................................     517,800    4,757,287
Emmis Communications Corp. (b)........................     314,100   15,508,687
EMS Technologies, Inc. (b)............................     387,000    5,611,500
Endosonics Corp. (b)..................................     279,200    1,954,400
Evans & Sutherland Computer Corp. (b).................     203,300    2,655,606

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                         Shares       Value
                                                       ----------- ------------

U.S. Equities - (continued)
Exabyte Corp. (b).....................................     585,100 $  2,267,263
FBL Financial Group, Inc. ............................     277,900    5,419,050
Fidelity National Corp. ..............................     299,600    2,771,300
Financial Security Assurance Holdings Ltd. ...........     316,267   16,445,884
Finlay Enterprises, Inc. (b)..........................     194,800    2,605,450
First American Financial Corp. .......................     153,422    2,742,418
Fred's, Inc. .........................................     103,400    1,615,625
Gardner Denver Inc. (b)...............................     239,400    3,860,325
Golf Trust of America, Inc. ..........................     210,400    5,141,650
Goody's Family Clothing, Inc. (b).....................      80,500      920,719
Granite Broadcasting Corp. (b)........................     380,300    2,971,094
Granite Broadcasting Corp., Preferred.................      31,300    1,111,150
HA LO Industries, Inc. (b)............................     156,300    1,543,463
Haggar Corp. .........................................     219,300    2,878,313
Hardinge, Inc. .......................................     260,800    4,580,300
Hartmarx Corp. (b)....................................     722,500    3,025,469
Helen of Troy Ltd. (b)................................     209,700    3,761,494
Herbalife International, Class B......................     577,400    4,980,075
Hollywood Park, Inc. (b)..............................     380,200    6,463,400
Hycor Biomedical, Inc. (b)............................     336,500      431,141
Innkeepers USA Trust..................................   1,130,400   11,304,000
Innovex, Inc. ........................................     198,800    2,783,200
InterTan, Inc. (b)....................................      89,400    1,832,700
InTest Corp. (b)......................................     288,100    2,016,700
Jason, Inc. (b).......................................     814,600    6,516,800
JLM Industries, Inc. (b)..............................     296,900    1,558,725
Kellwood Co. .........................................     521,075   14,134,159
Kevco, Inc. (b).......................................     278,300    2,278,581
Kitty Hawk, Inc. (b)..................................     198,200    1,560,825
KLLM Transport Services, Inc. (b).....................     230,431    1,324,978
Landstar System, Inc. (b).............................     119,500    4,313,203
LTC Properties, Inc. .................................     407,000    5,291,000
M & F Worldwide Corp. (b).............................     443,800    3,522,662
M.S. Carriers, Inc. (b)...............................     160,000    4,745,000
M/A/R/C, Inc. ........................................     250,640    3,634,280
Mac Gray Corp. (b)....................................     317,800    2,780,750
Maxim Group, Inc. (b).................................     212,380    1,845,051
Maxxim Medical, Inc. (b)..............................       8,000      186,500
McNaughton Apparel Group Inc. (b).....................     345,300    2,891,888
Medallion Financial Corp. ............................     155,900    2,971,844
Methode Electronics, Inc., Class A....................     480,430   10,989,836
Metro Bancsares, Inc. ................................      93,100      802,988
Micheals Stores, Inc. (b).............................      69,100    2,116,188
Microsemi Corp. (b)...................................     569,400    5,338,125
Midway Airlines, Corp. (b)............................     314,700    3,225,675
Midwest Express Holdings, Inc. (b)....................     100,700    3,423,800
Morton's Restaurant Group, Inc. (b)...................      51,300      977,906

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Shares        Value
                                                      ----------- -------------

U.S. Equities - (continued)
MSC.Software Corp. (b)...............................     546,320 $   3,175,485
NCI Building Systems, Inc. (b).......................     286,000     6,113,250
Nichols Research Corp. (b)...........................     297,804     6,514,462
North Fork Bancorporation, Inc. .....................     295,100     6,289,319
OEA, Inc. (b)........................................     259,500     2,303,063
OSI Systems, Inc. (b)................................     482,600     2,413,000
Paging Network, Inc. (b).............................     770,200     3,706,587
PBOC Holdings, Inc. (b)..............................     271,700     2,717,000
Piccadilly Cafeterias, Inc. .........................     274,600     2,282,613
Pool Energy Services Co. (b).........................      77,400     1,572,188
Premier Financial Bancorp, Inc. .....................     187,085     2,572,419
Pride International, Inc. (b)........................     459,600     4,854,525
Printronix, Inc. (b).................................     247,900     3,470,600
Quixote Corp. .......................................     339,300     4,135,219
Rainbow Technologies, Inc. (b).......................     322,300     3,807,169
Ramsay Youth Services, Inc. (b)......................      82,500       433,125
Rare Hospitality International, Inc. (b).............     127,761     3,257,905
Regal Beloit Corp. ..................................     195,544     4,619,727
Republic Group, Inc. ................................      78,700     1,416,600
RFS Hotel Investors, Inc. ...........................     782,100     9,825,131
Russ Berrie & Co., Inc. .............................     122,200     3,024,450
Safeguard Health Enterprises, Inc. (b)...............     214,600       965,700
Saga Communications, Inc., Class A (b)...............     139,500     2,598,188
Sanfilippo (John B.) & Son, Inc. (b).................     399,700     1,523,856
Sanmina Corp. (b)....................................           1            76
SBS Technologies, Inc. (b)...........................     273,500     5,538,375
Scotsman Industries, Inc. ...........................     486,100    10,481,531
SeaMED Corp. (b).....................................     200,000     2,350,000
Shaw Group, Inc. (b).................................     362,300     5,751,512
Shorewood Packaging Corp. (b)........................     572,150    10,549,016
Silicon Valley Bancshares (b)........................     217,120     5,373,720
SkyWest, Inc. .......................................     157,800     3,935,137
SMART Modular Technologies, Inc. (b).................     171,100     2,972,862
SOS Staffing Services, Inc. (b)......................     616,400     3,236,100
Special Metals Corp. (b).............................     154,800       899,775
Stanley Furniture Co., Inc. (b)......................     315,374     7,095,915
Storage USA, Inc. ...................................     266,300     8,488,312
TBC Corp. (b)........................................     607,900     4,293,294
Team, Inc. (b).......................................     168,380       631,425
The Middleby Corp....................................     431,100     2,748,263
Tractor Supply Co. (b)...............................      72,200     1,971,963
UniSource Energy Corp. Holding Co. (b)...............      87,700     1,046,919
Vans, Inc. (b).......................................     395,800     4,533,149
Weider Nutrition International, Inc..................     330,400     1,362,900
York Group, Inc......................................     201,200     1,509,000
                                                                  -------------
Total Equities (Cost $546,477,398)...................               563,410,507
                                                                  -------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Shares        Value
                                                      ----------- -------------
Short-Term Investments - 8.53%
Investment Company - 8.25%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund.........................................   50,962,884  $ 50,962,884
                                                                  -------------
                                                      Face Amount
                                                      -----------
U.S. Government Obligations - 0.28%
U.S. Treasury Bill due 8/5/99.......................  $ 1,750,000     1,742,513
                                                                  -------------
Total Short-Term Investments (Cost $52,694,713).....                 52,705,397
                                                                  -------------
Total Investments (Cost $599,172,111) - 99.75% (a)..                616,115,904
Cash and other assets, less liabilities - 0.25%.....                  1,530,758
                                                                  -------------
Net Assets - 100%...................................               $617,646,662
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $599,172,111; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $72,730,346
         Gross unrealized depreciation............  (55,786,553)
                                                   ------------
             Net unrealized appreciation..........  $16,943,793
                                                   ============

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson Post-Venture Fund had the following open futures contracts as of June 30, 1999:

                               Settlement                 Current   Unrealized
                                  Date         Cost        Value       Gain
                             -------------- ----------- ----------- -----------
Index Futures Buy Contracts
S&P 500 Index, 137
 contracts.................  September 1999 $45,635,197 $47,323,225  $1,688,029
                                                                    ===========

The segregated cash and aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 1999 were $993,750 and $1,742,513, respectively.




                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $548,209,227).........................  $565,153,020
  Affiliated issuers (Cost $50,962,884)............................    50,962,884
 Cash..............................................................     1,460,523
 Receivables:
  Investment securities sold.......................................     3,040,368
  Interest.........................................................       174,667
  Dividends........................................................     1,117,887
  Due from Advisor.................................................        13,844
  Variation margin.................................................       856,250
                                                                    -------------
    TOTAL ASSETS...................................................   622,779,443
                                                                    -------------
LIABILITIES:
 Payables:
  Investment securities purchased..................................     5,118,937
  Other liabilities................................................        13,844
                                                                    -------------
    TOTAL LIABILITIES..............................................     5,132,781
                                                                    -------------
NET ASSETS:
 Applicable to 32,024,762 shares; no par value, unlimited shares authorized.......................................................  $617,646,662
                                                                    =============
 Net asset value, offering and redemption price per share
  ($617,646,662 / 32,024,762 shares)...............................  $    19.2865
                                                                    =============
NET ASSETS CONSIST OF:
 Paid in capital...................................................  $406,123,151
 Accumulated net investment income.................................    27,320,333
 Accumulated net realized gain.....................................   165,571,356
 Net unrealized appreciation.......................................    18,631,822
                                                                    -------------
    NET ASSETS.....................................................  $617,646,662
                                                                    =============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends........................................................  $ 4,163,718
 Interest.........................................................      795,151
                                                                   ------------
    TOTAL INCOME..................................................    4,958,869
                                                                   ------------
EXPENSES:
 Professional.....................................................       15,747
 Custodian........................................................        6,204
 Trustees.........................................................        3,077
 Other............................................................        1,810
                                                                   ------------
    TOTAL EXPENSES................................................       26,838
                                                                   ------------
    Expenses deferred by Advisor..................................      (26,838)
                                                                   ------------
    NET EXPENSES..................................................            0
                                                                   ------------
    NET INVESTMENT INCOME.........................................    4,958,869
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments.....................................................    8,510,664
  Futures contracts...............................................    2,331,754
                                                                   ------------
    Net realized gain.............................................   10,842,418
                                                                   ------------
 Change in net unrealized appreciation or depreciation on:
  Investments.....................................................   16,684,734
  Futures contracts...............................................      284,913
                                                                   ------------
    Change in net unrealized appreciation or depreciation.........   16,969,647
                                                                   ------------
 Net realized and unrealized gain.................................   27,812,065
                                                                   ------------
 Net increase in net assets resulting from operations.............  $32,770,934
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                      Ended        Year Ended
                                                  June 30, 1999   December 31,
                                                   (Unaudited)        1998
                                                  -------------  --------------
OPERATIONS:
 Net investment income...........................  $  4,958,869   $   7,783,657
 Net realized gain...............................    10,842,418      48,269,901
 Change in net unrealized appreciation or
  depreciation...................................    16,969,647     (81,469,855)
                                                  -------------  --------------
 Net increase (decrease) in net assets resulting
  from operations................................    32,770,934     (25,416,297)
                                                  -------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................   201,784,160     135,747,147
 Shares redeemed.................................   (16,730,484)   (115,860,845)
                                                  -------------  --------------
 Net increase in net assets resulting from
  capital share transactions (a).................   185,053,676      19,886,302
                                                  -------------  --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS......   217,824,610      (5,529,995)
                                                  -------------  --------------
NET ASSETS:
 Beginning of period.............................   399,822,052     405,352,047
                                                  -------------  --------------
 End of period (including accumulated net
  investment income of $27,320,333 and
  $22,361,464, respectively).....................  $617,646,662   $ 399,822,052
                                                  =============  ==============
(a) A summary of capital share transactions
 follows:
                                                     Shares          Shares
                                                  -------------  --------------
 Shares sold.....................................    11,809,168       6,754,624
 Shares redeemed.................................      (899,285)     (5,843,228)
                                                  -------------  --------------
  Net increase in shares outstanding.............    10,909,883         911,396
                                                  =============  ==============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           Six Months                                     Period
                              Ended        Year Ended December 31,        Ended
                          June 30, 1999 ------------------------------ December 31,
                           (Unaudited)    1998       1997      1996       1995*
                          ------------- ---------  --------- --------- ------------
Net asset value,
 beginning of period....     $18.9356    $20.0635   $15.2509  $11.9936   $10.0000
                            ---------   ---------  --------- ---------  ---------
Income from investment
 operations:
 Net investment income..      (0.2059)     0.3375     0.2938    0.2617     0.1660
 Net realized and
  unrealized gain
  (loss)................       0.5568     (1.4654)    4.5188    2.9956     1.8276
                            ---------   ---------  --------- ---------  ---------
  Total income (loss)
   from investment
   operations...........       0.3509     (1.1279)    4.8126    3.2573     1.9936
                            ---------   ---------  --------- ---------  ---------
Net asset value, end of
 period.................     $19.2865    $18.9356   $20.0635  $15.2509   $11.9936
                            =========   =========  ========= =========  =========
Total return
 (non-annualized).......        1.85%     (5.62)%     31.56%    27.16%     19.94%
Ratios/Supplemental data
 Net assets, end of
  period (in 000s)......     $617,647    $399,822   $405,352  $298,978   $256,810
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........        0.01%**     0.01%      0.03%     0.09%      0.17%**
  After expense
   reimbursement........        0.00%**     0.00%      0.00%     0.00%      0.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement........        1.99%**     1.90%      1.76%     1.78%      1.85%**
  After expense
   reimbursement........        2.00%**     1.91%      1.79%     1.87%      2.02%**
 Portfolio turnover
  rate..................          24%         40%        45%       39%        25%

* The Fund commenced operations April 28, 1995.
** Annualized

                See accompanying notes to financial statements.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

In managing the Brinson Global (Ex-U.S.) Equity Fund, we apply our fundamental price/value philosophy with an integrated view of global capital markets. We add value by focusing on four key portfolio management activities. We select the best securities, focus on industries that have the best earnings prospects, concentrate investments in countries with above average political and structural environments, and control exposure to various global currencies. We manage the portfolio within predefined ranges relative to the benchmark and use both qualitative and quantitative techniques to control portfolio risk.

Since its performance inception on June 30, 1998, the Brinson Global (Ex-U.S.) Equity Fund has produced an annualized return of 5.99% compared to the 7.18% return of its benchmark, the MSCI World Ex-USA (Free) Index. These results were achieved at a risk level or volatility well below that of the benchmark at 12.63% versus 14.29% respectively. For the most recent six months, the Fund has returned 3.32% versus the benchmark return of 4.34%.

The main driver of the Fund's relative underperformance on a year-to-date basis was unfavorable security selection decisions. We continued to underweight many of the high-flying internet stocks and stocks in the growth sector of the market. While these stocks are overvalued in our opinion, and we did see some correction in favor of value stocks in the second quarter, growth stocks continued to drive the overall markets higher across the first half of 1999.

Most European equity markets were very strong in the first quarter, and we took that strength as an opportunity to reduce our overweight position in Europe. Proceeds from the sales were deployed in Japan, where recent macroeconomic policy moves have recently served to support higher asset prices. The Japan equity position is now approximately equal to the benchmark weighting. During the first quarter we also increased the Fund's currency exposure to the euro, while decreasing exposure to the U.K. sterling and Japanese yen.

Renewed investor confidence in global growth boosted economically sensitive stocks during the second quarter. Value stocks outperformed growth by a wide margin opposing a long-running trend of overperformance by growth issues. An improving economic picture coupled with increased profitability for value stocks suggests that there is scope for continued outperformance of growth stocks in the coming months. Our work continues to suggest that many large capitalization growth stocks remain significantly overvalued.

As a result, the Fund's largest industry overweights (relative to the benchmark) are to producer goods, basic materials and consumer stocks. The largest underweights are maintained in financials, telecommunication services & equipment and information technology. With respect to country strategy, the Fund's largest overweights are to Australia/New Zealand, the U.K. and Germany, with the largest underweights in Hong Kong, Canada and Switzerland.

Strong price increases among the European cyclicals prompted us to pare back on certain positions near the end of the second quarter. The unexciting outlook for the British steel industry prompted us to eliminate our position in British Steel after taking advantage of a recent rebound in the stock price. We maintain an overweight in cyclicals however, due to some strong value opportunities in Australia and New Zealand, a new position in the German tire manufacturer, Continental, and a position in Swiss construction and building group, Holderbank.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                          6 Months Annualized
                                           Ended    6/30/98*
                                          6/30/99  to 6/30/99
-------------------------------------------------------------
  Brinson Global (Ex-U.S.) Equity Fund**    3.32%     5.99%
-------------------------------------------------------------
  MSCI World Ex USA (Free) Index ***       4.34      7.18
-------------------------------------------------------------

 *Performance inception date of the Brinson Global (Ex-U.S.) Equity Fund. **Formerly known as the Brinson Non-U.S. Equity Fund.
 ***Formerly known as the MSCI Non-U.S. Equity (Free) Index.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global (Ex-U.S.) Equity Fund and the MSCI World Ex USA (Free) Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global (Ex-U.S.) Equity Fund
vs. MSCI World Ex USA (Free) Index

BRINSON GLOBAL (EX-U.S.) EQUITY FUND CHART

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of June 30, 1999 (Unaudited)

GLOBAL (EX-U.S.) EQUITIES
 Aerospace & Military..........    1.02%
 Airlines......................    1.06
 Appliances & Households.......    2.06
 Autos/Durables................    2.77
 Banking.......................   10.20
 Beverages and Tobacco.........    3.08
 Broadcasting & Publishing.....    3.99
 Building Materials............    0.95
 Business & Public Service.....    3.78
 Chemicals.....................    4.43
 Construction..................    0.65
 Data Processing...............    1.48
 Electric Components...........    1.31
 Electronics...................    5.30
 Energy........................    6.57
 Financial Services............    2.46
 Food & House Products.........    4.02
 Forest Products...............    1.01
 Health & Personal Care........    6.52
 Industrial Components.........    2.42
 Insurance.....................    5.27
 Leisure & Tourism.............    0.35
 Machinery & Engineering.......    0.77
 Merchandising.................    5.13
 Metals-Steel..................    0.41
 Multi-Industry................    1.73
 Non-Ferrous Metals............    1.77
 Real Estate...................    0.70
 Recreation....................    0.92
 Telecommunications............    8.43
 Textiles & Apparel............    0.20
 Transportation................    0.93
 Utilities.....................    5.40
 Wholesale & International
  Trade........................    0.57
                                -------
  Total Global (Ex-U.S.)
   Equities....................   97.66
                                -------
SHORT-TERM INVESTMENTS.........    1.53
                                -------
  TOTAL INVESTMENTS............   99.19
CASH AND OTHER ASSETS,
 LESS LIABILITIES..............    0.81
                                -------
  NET ASSETS...................  100.00%
                                =======

TOP TEN GLOBAL (EX-U.S.) EQUITY HOLDINGS

As of June 30, 1999 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. BP Amoco PLC.....................................................    1.77%
 2. Veba AG..........................................................    1.71
 3. ING Groep NV.....................................................    1.49
 4. Nestle S.A. (Reg.)...............................................    1.35
 5. Lloyds TSB Group PLC.............................................    1.34
 6. Glaxo Wellcome PLC...............................................    1.31
 7. Nippon Telegraph & Telephone Corp................................    1.30
 8. Marks & Spencer PLC..............................................    1.28
 9. Siemens AG.......................................................    1.25
10. Bayer AG.........................................................    1.25
--------------------------------------------------------------------------------

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares         Value
                                                    ------------- -------------

Global (Ex-U.S.) Equities - 97.66%
Australia - 5.55%
Amcor Ltd. ........................................        15,260 $      84,825
Amp Limited .......................................        19,500       213,173
Brambles Industries Ltd. ..........................         7,860       207,061
Broken Hill Proprietary Co., Ltd. .................        41,550       481,285
CSR Ltd. ..........................................        55,910       159,870
David Jones Ltd. ..................................        58,500        57,307
Lend Lease Corp., Ltd. ............................        13,860       190,295
National Australia Bank Ltd. ......................        42,400       701,615
News Corp. Ltd. ...................................        61,860       527,784
News Corp. Ltd., Preferred.........................        19,920       151,760
Orica Ltd. ........................................        10,180        55,597
Pacific Dunlop Ltd. ...............................        10,050        14,502
Qantas Airways Ltd. ...............................        80,430       265,651
QBE Insurance Group Ltd. ..........................        33,586       127,826
Rio Tinto Ltd. ....................................        14,650       240,210
Santos Ltd. .......................................        41,660       136,495
Telstra Corp. Ltd. ................................       107,790       617,645
Westpac Banking Corp., Ltd. .......................        54,910       356,181
WMC Ltd. ..........................................        27,430       117,832
Woolworth's Ltd. ..................................        33,140       110,225
                                                                  -------------
                                                                      4,817,139
                                                                  -------------
Austria - 0.09%
Austria Tabakwerke AG..............................         1,400        81,576
                                                                  -------------
Belgium - 1.21%
Fortis B...........................................        25,210       791,672
KBC Bancassurance Holding..........................         4,312       255,700
                                                                  -------------
                                                                      1,047,372
                                                                  -------------
Canada - 2.69%
Agrium, Inc. ......................................        11,420        99,533
Alcan Aluminum Ltd. ...............................         5,260       166,141
Bank of Montreal...................................         3,190       115,306
Canadian National Railway Co. .....................         3,210       214,492
Canadian Pacific Ltd. .............................         9,580       226,539
Hudson's Bay Co. ..................................        10,080       112,371
Imasco, Ltd. ......................................         5,200       139,477
Imperial Oil Ltd. .................................         8,040       152,098
Magna International, Inc., Class A.................         1,340        75,460
Newbridge Networks Corp. (b).......................         4,390       124,573
NOVA Chemicals Corp. ..............................         5,914       137,851
Potash Corporation of Saskatchewan, Inc. ..........         1,140        58,652
Royal Bank of Canada...............................         3,780       166,002
Seagram Co., Ltd. .................................         1,800        89,203

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares         Value
                                                    ------------- -------------

Canada - (continued)
Shaw Communications, Inc., Class B.................         7,020 $     276,512
TransCanada Pipelines Ltd. ........................         9,100       127,576
Westcoast Energy, Inc. ............................         2,880        56,234
                                                                  -------------
                                                                      2,338,020
                                                                  -------------
Denmark - 0.34%
Tele Danmark A/S...................................         6,100       300,250
                                                                  -------------
Finland - 1.85%
Merita Ltd., Class A...............................        59,910       340,436
Nokia Oyj..........................................         8,860       776,672
UPM-Kymmene Corp. .................................        17,130       491,120
                                                                  -------------
                                                                      1,608,228
                                                                  -------------
France - 9.12%
Aerospatiale Matra.................................        11,460       264,148
Air Liquide........................................         2,870       451,374
Banque Nationale de Paris..........................         5,080       423,312
Carrefour SA.......................................         2,580       379,157
Cie de Saint Gobain................................         1,990       317,078
Elf Aquitaine S.A. ................................         4,820       707,354
France Telecom S.A. ...............................         8,190       618,695
Air France (b).....................................        17,630       314,546
Groupe Danone......................................         2,090       538,854
Michelin, Class B..................................         5,050       206,604
Rhone-Poulenc, Class A.............................         7,950       363,290
SEITA..............................................        15,260       881,308
Societe Generale...................................         2,130       375,411
Suez Lyonnaise des Eaux S.A. ......................         2,950       532,104
Thomson CSF........................................        17,940       623,501
Total Fina S.A., Class B (b).......................         3,940       508,322
Vivendi............................................         5,075       411,119
                                                                  -------------
                                                                      7,916,177
                                                                  -------------
Germany - 10.71%
Allianz AG.........................................         2,697       753,764
Bayer AG...........................................        26,120     1,086,930
Continental AG.....................................        16,000       382,819
DaimlerChrysler AG.................................         8,573       748,861
Deutsche Bank AG...................................        15,383       937,591
Deutsche Telekom AG................................        17,450       733,345
Deutsche Telekom AG, Rights (b)....................        17,450         3,419
Dresdner Bank AG...................................        15,520       603,418
Mannesmann AG......................................         6,020       900,222
SAP AG.............................................           770       264,039
Siemens AG.........................................        14,100     1,087,691

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares         Value
                                                    ------------- -------------

Germany - (continued)
Veba AG............................................        25,170 $   1,484,787
Volkswagen AG......................................         4,870       314,253
                                                                  -------------
                                                                      9,301,139
                                                                  -------------
Italy - 2.65%
Assicurazioni Generali.............................        17,000       589,079
ENI Spa............................................       125,000       746,403
ENI Spa ADR........................................         1,520        91,200
La Rinascente Spa..................................        37,000       280,080
Montedison Spa.....................................       149,760       244,027
San Paolo-imi Spa..................................        25,495       347,068
                                                                  -------------
                                                                      2,297,857
                                                                  -------------
Japan - 22.82%
Acom Co., Ltd. ....................................         4,400       379,874
Amada Co., Ltd. ...................................        22,000       155,403
Bank of Tokyo-Mitsubushi, Ltd. ....................        37,000       526,694
Bridgestone Corp. .................................        12,000       362,855
Canon, Inc. .......................................        18,000       517,515
Citizen Watch Co., Ltd. ...........................        20,000       173,496
Dai Nippon Printing Co., Ltd. .....................        21,000       335,715
Daiichi Pharmaceutical Co., Ltd. ..................        19,000       294,795
Daikin Industries Ltd. ............................        44,000       510,740
Daiwa House Industry Co., Ltd. ....................        11,000       115,689
Denso Corp. .......................................        19,000       386,153
East Japan Railway Co. ............................            65       349,058
Fanuc..............................................         9,100       488,681
Fuji Photo Film....................................         6,000       227,032
Fujitsu............................................        38,000       764,458
Honda Motor Co. ...................................        16,000       678,123
Hoya Corp. ........................................         5,000       282,138
Ito Yokado Co., Ltd. ..............................        11,000       736,120
Kaneka Corp. ......................................        21,000       197,786
Kao Corp. .........................................        14,000       393,258
Kirin Brewery Co., Ltd. ...........................        25,000       299,488
Kokuyo.............................................         7,000       112,773
Kuraray Co., Ltd. .................................        28,000       336,814
Marui Co., Ltd. ...................................        12,000       198,282
Matsushita Electric Industrial Co. ................        27,000       524,207
Mitsubishi Estate Co., Ltd. .......................        43,000       419,556
Mitsubishi Corp. ..................................        73,000       494,547
NGK Insulators ....................................        39,000       407,270
Nintendo Corp., Ltd. ..............................         2,600       365,383
Nippon Meat Packers, Inc. .........................        17,000       221,910
Nippon Steel Co. ..................................       155,000       359,840
Nippon Telegraph & Telephone Corp. ................            97     1,129,957

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares         Value
                                                    ------------- -------------

Japan - (continued)
Nomura Securities Co., Ltd. .......................        39,000 $     456,568
Obayashi Corp. ....................................        37,000       186,162
Osaka Gas Co. .....................................       103,000       349,744
Sankyo Co., Ltd. ..................................        16,000       403,173
Sanwa Bank Ltd. ...................................        26,000       255,833
Secom Co., Ltd. ...................................         5,000       520,489
Sega Enterprises Ltd. .............................         2,700        35,713
Sekisui House Ltd. ................................        24,000       258,956
Shin-Etsu Chemical Co., Ltd. ......................         4,000       133,840
Sony Corp. ........................................         5,100       549,860
Sumitomo Bank......................................        27,000       334,823
Sumitomo Chemical Co. .............................        59,000       270,530
Sumitomo Electric Industries.......................        25,000       284,204
Takeda Chemical Industries.........................        14,000       648,876
TDK Corp. .........................................         4,000       365,830
Tokio Marine & Fire Insurance Co. .................        21,000       228,148
Tokyo Electric Power...............................        23,100       487,612
Toshiba Corp. .....................................        54,000       385,013
Toyota Motor Corp. ................................        21,000       664,491
Yamato Transport Co., Ltd. ........................        14,000       244,052
                                                                  -------------
                                                                     19,809,527
                                                                  -------------
Netherlands - 4.72%
Elsevier NV........................................        52,240       606,095
Heineken NV........................................         3,960       202,768
ING Groep NV.......................................        23,837     1,290,613
Koninklijke KPN NV.................................        14,919       700,061
Royal Dutch Petroleum Co. .........................        13,880       813,060
Unilever NV........................................         7,175       483,564
                                                                  -------------
                                                                      4,096,161
                                                                  -------------
New Zealand - 0.87%
Auckland International Airport Ltd. ...............        32,690        50,235
Carter Holt Harvey Ltd. ...........................        55,560        66,537
Fletcher Challenge Paper...........................        70,860        52,944
Lion Nathan Ltd. ..................................        38,930        93,243
Telecom Corp. of New Zealand Ltd. .................       114,210       490,210
                                                                  -------------
                                                                        753,169
                                                                  -------------
Norway - 0.35%
Norsk Hydro ASA....................................         3,390       127,892
Norske Skogindustrier ASA..........................         4,850       178,660
                                                                  -------------
                                                                        306,552
                                                                  -------------
Portugal - 0.43%
EDP Electricidade de Portugal S.A. ................        20,600       370,934
                                                                  -------------

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares         Value
                                                    ------------- -------------

Singapore - 0.76%
Singapore Press Holdings Ltd. .....................        26,500 $     451,395
United Overseas Bank Ltd. (Frgn.)..................        30,000       209,692
                                                                  -------------
                                                                        661,087
                                                                  -------------
Spain - 2.08%
Banco Popular S.A. ................................         4,672       336,072
Banco Santander Central Hispano, S.A. .............        52,612       548,013
Endesa S.A. .......................................        17,000       362,564
Telefonica S.A. (b)................................        11,621       559,807
                                                                  -------------
                                                                      1,806,456
                                                                  -------------
Sweden - 2.67%
Electrolux AB, B Shares............................        34,190       715,810
Ericsson, B Shares.................................        17,200       551,282
Investor AB--B Shares..............................        32,440       362,479
Nordbanken Holding AB..............................        42,660       249,377
Swedish Match AB...................................       123,140       438,855
                                                                  -------------
                                                                      2,317,803
                                                                  -------------
Switzerland - 5.16%
Adecco S.A.........................................           208       111,452
Holderbank Financiere Glarus AG, B Shares..........           296       349,389
Holderbank Financiere Glarus AG, Rights (b)........            10           147
Nestle S.A. (Reg.).................................           652     1,174,741
Novartis AG (Reg.).................................           721     1,052,792
Roche Holding AG (Gen.)............................            87       894,288
Swiss Reinsurance Co. (Reg.).......................            98       186,594
Swisscom AG (Reg.).................................         1,880       707,449
                                                                  -------------
                                                                      4,476,852
                                                                  -------------
United Kingdom - 23.59%
Allied Zurich PLC..................................        38,660       485,992
AstraZeneca PLC....................................        10,130       391,851
Barclays PLC.......................................        20,770       604,373
BOC Group PLC......................................        51,900     1,014,439
Boots Company PLC..................................        33,660       399,792
British Airways PLC................................        50,000       345,011
BP Amoco PLC.......................................        85,634     1,534,771
British Telecommunications PLC.....................        33,000       552,948
Charter PLC........................................        88,530       519,123
Coats Viyella PLC..................................       217,720       175,027
Diageo PLC.........................................        55,900       583,760
FKI PLC............................................       208,200       646,720
General Electric Co. PLC...........................       100,560     1,025,572
Glaxo Wellcome PLC.................................        40,940     1,137,724
Greenalls Group PLC................................        54,125       302,875
House of Fraser PLC................................        99,310       136,974

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                      Shares         Value
                                                   ------------- -------------

United Kingdom - (continued)
Lloyds TSB Group PLC..............................        86,040 $   1,166,368
Marks & Spencer PLC...............................       192,150     1,111,587
Mirror Group PLC..................................       122,260       474,817
National Power PLC................................        79,500       578,956
Nycomed Amersham PLC..............................        67,910       472,073
Peninsular & Oriental Steam Navigation Co. .......        23,050       346,077
Prudential Corp. PLC..............................        65,180       959,617
Reckitt & Colman PLC..............................        31,000       323,242
Reed International PLC............................        59,810       399,032
Rio Tinto Ltd.....................................        60,210     1,009,353
RJB Mining PLC....................................        71,960        59,551
Royal & Sun Alliance Insurance Group PLC..........        27,855       249,830
Sainsbury (J.) PLC................................        23,050       145,334
Scottish Southern Energy PLC......................        84,680       866,288
Tesco PLC.........................................       305,070       785,036
Thames Water PLC..................................        26,170       414,991
Unilever PLC......................................        40,000       355,927
United News & Media PLC...........................        60,420       580,962
Yorkshire Water PLC...............................        46,500       323,242
                                                                 -------------
                                                                    20,479,235
                                                                 -------------
Total Global (Ex-U.S.) Equities (Cost
 $79,707,305).....................................                  84,785,534
                                                                 -------------

Short Term Investment - 1.53%
Investment Companies - 1.53%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $1,331,945).....................     1,331,945     1,331,945
                                                                 -------------
Total Investments (Cost $81,039,250) - 99.19%
 (a)..............................................                  86,117,479
Cash and other assets, less liabilities - 0.81%...                     703,325
                                                                 -------------
Net Assets - 100%.................................                $ 86,820,804
                                                                 =============

               See accompanying notes to schedule of investments.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $81,039,250; and net unrealized appreciation consisted of:

        Gross unrealized appreciation...............  $ 9,077,903
        Gross unrealized depreciation...............   (3,999,674)
                                                     ------------
            Net unrealized appreciation.............  $ 5,078,229
                                                     ============

(b) Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Global (Ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of June 30, 1999:

                                 Settlement    Local     Current   Unrealized
                                    Date     Currency     Value    Gain/(Loss)
                                 ---------- ----------- ---------- -----------
Forward Foreign Currency Buy
 Contracts:
Australian Dollar...............  12/03/99    6,300,000 $4,179,576  $ 57,537
Canadian Dollar.................  12/03/99    1,600,000  1,083,262    (2,072)
Euro............................  12/03/99    5,800,000  6,055,038   (98,743)
Swedish Krona...................  12/03/99   26,000,000  3,089,915    29,832
Swiss Franc.....................  12/03/99    1,400,000    917,173   (22,109)
Forward Foreign Currency Sale
 Contracts:
British Pound...................  12/03/99    5,500,000  8,686,314   118,526
Japanese Yen....................  12/03/99  754,000,000  6,381,792    13,133
                                                                    --------
  Total.........................                                    $ 96,104
                                                                    ========


                See accompanying notes to financial statements.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $79,707,305).........................  $84,785,534
  Affiliated issuers (Cost $1,331,945)............................    1,331,945
 Foreign currency, at value (Cost $392,987).......................      396,715
 Receivables:
  Investment securities sold......................................      473,124
  Dividends.......................................................      270,353
  Interest........................................................        5,331
  Due from Advisor................................................        4,766
 Net unrealized appreciation on forward foreign currency
  contracts.......................................................       96,104
                                                                   ------------
    TOTAL ASSETS..................................................   87,363,872
                                                                   ------------
LIABILITIES:
 Payables:
  Investment securities purchased.................................      539,872
  Other liabilities...............................................        3,196
                                                                   ------------
    TOTAL LIABILITIES.............................................      543,068
                                                                   ------------
NET ASSETS:
 Applicable to 8,141,068 shares; no par value, unlimited shares authorized......................................................  $86,820,804
                                                                   ============
 Net asset value, offering price and redemption price per share
  ($86,820,804 / 8,141,068 shares)................................  $   10.6645
                                                                   ============
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $79,913,766
 Accumulated net investment income................................    1,605,773
 Accumulated net realized gain....................................      126,085
 Net unrealized appreciation......................................    5,175,180
                                                                   ------------
    NET ASSETS....................................................  $86,820,804
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends (net of $149,973 for foreign taxes withheld)...........  $1,142,232
 Interest.........................................................      75,544
                                                                   -----------
    TOTAL INCOME..................................................   1,217,776
                                                                   -----------
EXPENSES:
 Custodian........................................................      21,137
 Professional.....................................................       9,412
 Trustees.........................................................       2,896
 Other............................................................       5,851
                                                                   -----------
    TOTAL EXPENSES................................................      39,296
                                                                   -----------
    Expenses deferred by Advisor..................................      (9,741)
                                                                   -----------
    NET EXPENSES..................................................      29,555
                                                                   -----------
    NET INVESTMENT INCOME.........................................   1,188,221
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments.....................................................   1,018,177
  Foreign currency transactions...................................     175,165
                                                                   -----------
    Net realized gain.............................................   1,193,342
                                                                   -----------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency................................     209,647
  Forward foreign currency contracts..............................     170,505
  Translation of other assets and liabilities denominated in
   foreign currency...............................................        (155)
                                                                   -----------
    Change in net unrealized appreciation or depreciation.........     379,997
                                                                   -----------
 Net realized and unrealized gain.................................   1,573,339
                                                                   -----------
 Net increase in net assets resulting from operations.............  $2,761,560
                                                                   ===========


                See accompanying notes to financial statements.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     Six Months
                                                        Ended      Period Ended
                                                    June 30, 1999  December 31,
                                                     (Unaudited)      1998*
                                                    -------------  ------------
OPERATIONS:
 Net investment income............................. $  1,188,221    $   417,552
 Net realized gain (loss)..........................    1,193,342     (1,067,257)
 Change in net unrealized appreciation or
  depreciation.....................................      379,997      4,795,183
                                                    ------------   ------------
 Net increase in net assets resulting from
  operations.......................................    2,761,560      4,145,478
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.......................................   19,900,686     74,452,671
 Shares redeemed...................................  (11,402,910)    (3,036,691)
                                                    ------------   ------------
 Net increase in net assets resulting from capital
  share transactions (a)...........................    8,497,776     71,415,980
                                                    ------------   ------------
    TOTAL INCREASE IN NET ASSETS...................   11,259,336     75,561,458
                                                    ------------   ------------
NET ASSETS:
 Beginning of period...............................   75,561,468             10
                                                    ------------   ------------
 End of period (including accumulated net
  investment income of $1,605,773 and $417,552,
  respectively)....................................  $86,820,804    $75,561,468
                                                    ============   ============

(a) A summary of capital share transactions
 follows:
                                                       Shares         Shares
                                                    -------------  ------------
 Shares sold.......................................    1,941,337      7,631,785
 Shares redeemed...................................   (1,120,492)      (311,563)
                                                    ------------   ------------
  Net increase in shares outstanding...............      820,845      7,320,222
                                                    ============   ============

* The Fund commenced operations June 26, 1998.


                See accompanying notes to financial statements.

 BRINSON GLOBAL (EX-U.S.) EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                Six Months
                                                   Ended
                                               June 30, 1999    Period Ended
                                                (Unaudited)  December 31, 1998*
                                               ------------- ------------------
Net asset value, beginning of period..........    $10.3223        $10.0000
                                                 ---------       ---------
 Net investment income........................      0.1402          0.0570
 Net realized and unrealized gain.............      0.2020          0.2653
                                                 ---------       ---------
  Total income from investment operations.....      0.3422          0.3223
                                                 ---------       ---------
Net asset value, end of period................    $10.6645        $10.3223
                                                 =========       =========
Total return (non-annualized).................       3.32%           3.22%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..........    $ 86,821        $ 75,561
 Ratio of expenses to average net assets:
  Before expense reimbursement................       0.08%**         0.10%**
  After expense reimbursement.................       0.06%**         0.06%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement................       2.94%**         1.40%**
  After expense reimbursement.................       2.96%**         1.44%**
 Portfolio turnover rate......................         32%             41%

* The Fund commenced operations June 26, 1998.
** Annualized



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Our Emerging Markets Equity Fund management process begins with an analysis of the fundamental economic and political elements that drive capital market risks and returns. We combine this "top-down" analysis with proven fundamental security research, or "bottom-up" analysis. Investment decisions represent the synthesis of the quantitative estimates and qualitative judgments of our seasoned investment professionals, working together in offices around the world.

Top-down Analysis
 .Proprietary measures of macroeconomic risks
 .Dynamic political and economic policy analysis
 .Currency valuation and forecasting

Bottom-up Price/Value Methodology
 .Intensive industry and company-specific analysis
 .Proprietary modeling of investment cash flows
 .Supplemental analysis of capital structure and costs

Qualitative Judgment
 .Global market perspective
 .Seasoned global investment professionals

Since July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Equity Fund has produced an annualized return of - 1.46%, compared to the 2.68% return of its benchmark, the Brinson Emerging Markets Normal Index. A widely followed industry benchmark, the MSCI Emerging Markets Index (Gross Dividends Reinvested - Free) returned 1.61% over the same period. In contrast, over the last six months, the Fund returned 34.14% while the Normal Index returned 43.26%, and the MSCI Index (above) returned 39.87%. The Brinson Normal Index utilizes country weights within liquidity tiers to minimize country specific risk, and can diverge substantially from a typical passive or market-capitalization weighted index.

Support for current asset prices in the emerging markets rests on a continuation of favorable liquidity conditions and real economic recovery in Asia. To a large extent, the prospects for Asian recovery depend on its export sector, and are therefore reliant on continued rapid growth of the U.S. economy or dynamic recoveries in the EU and/or Japan. Evidence for these events is not readily discernible. Furthermore, two sources of overall risk remain compelling: weak commodity prices due to overcapacity in basic industries, and currency instability emanating from the fragile state of the Chinese and Japanese economies.

In this context, our investment strategy is to remain broadly neutral on Asia, with country tilts reflecting significant local variations in risk and reward. We maintain an underweight in Latin America in light of contractionary conditions in Brazil and Argentina. We have a regional overweight in Europe, which is driven primarily by the long-term convergence potential of Central Europe.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                                  Annualized
                                         6 Months 1 Year  3 Years  6/30/95*
                                          Ended    Ended   Ended      to
                                         6/30/99  6/30/99 6/30/99  6/30/99
----------------------------------------------------------------------------
  Brinson Emerging Markets Equity
   Fund(/1/)                              34.14%   16.15%  -3.87%   -1.56%
----------------------------------------------------------------------------
  Brinson Emerging Markets Equity
   Fund(/2/)                              30.17    12.72   -4.83    -1.93
----------------------------------------------------------------------------
  Brinson Emerging Markets Normal Index   43.26    44.54    1.36     3.35
----------------------------------------------------------------------------
  MSCI Emerging Markets Index             39.87    28.71   -4.00    -1.03
----------------------------------------------------------------------------

 * Inception date of the Brinson Emerging Markets Equity Fund.
 (1) Total return based on NAV--Does not include the payment of a 1.50% transaction charge on Fund share purchases and redemptions.
 (2) Standardized total return--includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.
   All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows growth in the value of an investment in the Brinson Emerging Markets Equity Fund, the Brinson Emerging Markets Normal Index and the MSCI Emerging Markets Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Equity Fund
vs. Brinson Emerging Markets Normal Index and MSCI Emerging Markets Index

[LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS EQUITY FUND                        MARKET ALLOCATION
--------------------------------------------------------------------------------

As of June 30, 1999 (Unaudited)

                               MSCI-EMF*  Normal                        Strategy
                               Benchmark Benchmark Strategy Over/Under    Range
                         Class Exposure  Exposure  Exposure  Weights   (95% Freq.)
                         ----- --------- --------- -------- ---------- -----------
Latin America                    28.17%    26.53%   24.02%     -2.5%
 Argentina..............    1     2.56      6.12     3.62      -2.5      2.5-9.0
 Brazil.................    1     8.34      6.12     6.12       0.0      2.5-9.0
 Chile..................    1     3.87      6.12     6.12       0.0      2.5-9.0
 Mexico.................    1    11.39      6.12     6.12       0.0      2.5-9.0
 Peru...................    3     0.78      2.04     2.04       0.0      0.0-4.0
 Colombia...............    4     0.43      0.00     0.00       0.0      0.0-2.0
 Venezuela..............    4     0.79      0.00     0.00       0.0      0.0-2.0
Asia                             44.36%    38.78%   39.23%     +0.5
 India..................    1     7.62      6.12     6.12      +2.0      2.5-9.0
 Korea..................    1    15.24      6.12     6.12       0.0      2.5-9.0
 Philippines............    1     1.80      6.12     6.12       0.0      2.5-9.0
 Taiwan.................    1    12.18      6.12     6.12       0.0      2.5-9.0
 Thailand...............    1     3.93      6.12     5.12      -1.0      2.5-9.0
 China..................    2     0.75      4.08     2.58      -1.5      1.5-6.5
 Indonesia..............    3     2.48      2.04     1.00      -1.0      0.0-4.0
 Malaysia...............    3     0.00      2.04     4.04      +2.0      0.0-4.0
 Pakistan...............    4     0.32      0.00     0.00       0.0      0.0-2.0
 Sri Lanka..............    4     0.05      0.00     0.00       0.0      0.0-2.0
Europe/Middle East/
 Africa                          27.47%    34.69%   33.47%     -1.2
 Greece.................    1     6.19      6.12     6.12      -1.0      2.5-9.0
 Israel.................    1     2.90      6.12     5.62      -0.5      2.5-9.0
 South Africa...........    1    10.98      6.12     6.12       0.0      2.5-9.0
 Turkey.................    1     1.98      6.12     5.12      -1.0      2.5-9.0
 Poland.................    2     1.29      4.08     5.08      +1.0      1.5-6.5
 Czech Republic.........    3     0.76      2.04     1.00      -1.0      0.0-4.0
 Hungary................    3     1.23      2.04     2.74      +0.7      0.0-4.0
 Russia.................    3     2.00      2.04     1.46      -0.6      0.0-4.0
 Bulgaria...............    4     0.00      0.00     0.11      +0.1      0.0-2.0
 Egypt..................    4     0.00      0.00     0.43      +0.4      0.0-2.0
 Jordan.................    4     0.14      0.00     0.00       0.0      0.0-2.0
 Kazakhstan.............    4     0.00      0.00     0.33      +0.3      0.0-2.0
 Romania................    4     0.00      0.00     0.21      +0.2      0.0-2.0
 Ukraine................    4     0.00      0.00     0.12      +0.1      0.0-2.0
Cash.................... N.A.     0.00      0.00     3.28               0.0-10.0
                                 -----     -----    -----
                                 100.0%    100.0%   100.0%

* Morgan Stanley Emerging Markets Free Index.
Note: Totals may not add due to rounding.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------


TOP TEN GLOBAL (EX-U.S.) EQUITY HOLDINGS

As of June 30, 1999 (Unaudited)

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Telefonos de Mexicano S.A., Series L, ADR........................    2.16%
 2. Telecom Chile ADR................................................    1.79
 3. Phillippine Long Distance Telephone Co...........................    1.50
 4. Telekomunikacja Polska S.A., GDR.................................    1.40
 5. Atlantis Korean Smaller Cos......................................    1.34
 6. Telekom Malaysia Bhd.............................................    1.19
 7. Telefonica de Argentina, Class ARS 1 ............................    1.16
 8. Chile Fund, Inc..................................................    1.16
 9. Magyar Tavkozlesi Rt.............................................    1.14
10. Hellenic Telecommunications Organization S.A.....................    1.07
--------------------------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                         Shares       Value
                                                       ----------- ------------
Equities - 93.46%
Argentina - 3.32%
Banco Frances del Rio de la Plata S.A. ...............      80,021  $   520,189
Bco Galicia y Buenos Aires (b)........................     174,468      895,110
CEI Citicorp Holdings S.A. (b)........................     190,791      553,349
Cresud S.A.C.I.F.y A. ................................     570,985      616,725
Inversiones Y Representaciones S.A. ..................     508,953    1,567,732
Perez Companc CMN ARS, Class B........................     179,226    1,030,653
Siderar S.A. Class A (b)..............................       2,725        8,585
Telecom Argentina S.A., Class B.......................     425,981    2,343,130
Telefonica de Arg (Tear) ADR..........................      20,300      543,025
Telefonica de Argentina S.A.--ADR (b).................      39,550    1,240,881
Telefonica de Argentina, Class ARS 1 (b)..............   1,683,500    5,219,372
Transportadora de Gas del Sur S.A., Class B...........     185,400      344,878
                                                                   ------------
                                                                     14,883,629
                                                                   ------------
Brazil - 5.92%
Banco Bradesco S.A. .................................. 277,239,897    1,391,672
Banco Itau S.A. Preferred.............................     945,300      482,513
Brazil Fund, Inc. (c).................................      20,266      301,457
Centrais Electricas Brasileiras S.A., Class B.........  42,000,000      845,685
Cia de Saneamento Basica S.A. ........................  11,654,778      953,154
Cia Eletricidade do Estado da Bahia...................  20,914,992      519,041
Cia Energetica de Minas Gerais ADR (c)................      13,919      290,478
Cia Energetica de Minas Gerais........................  39,963,688      838,494
Cia Vale Do Rio Doce, Class A.........................     136,750    2,699,521
Coelce Preferred A.................................... 317,130,000      804,898
Eletricidade Sao Paulo, Preferred (b).................  20,189,906      899,607
Embratel Participacoes S.A. ADR (b)...................      27,200      377,400
Embratel Participacoes S.A., Preferred (b)............ 113,070,000    1,556,068
Petroleo Brasileiro S.A., Preferred...................  19,980,000    3,087,716
Tele Norte Leste Participacoes S.A., Preferred (b).... 119,530,000    2,191,046
Telecelular Sul Preferred (b).........................  88,530,000      182,253
Telecentro Sul Preferred (b).......................... 186,812,300    2,065,156
Telecular Sul Particip ADR (b)........................       2,720       58,990
Telemig Celular Participacoes S.A., Preferred (b).....  83,530,000      102,234
Telesp Celular Participacoes S.A., Preferred (b)...... 139,730,000    1,457,984
Telesp Participacoes S.A., Preferred (b).............. 177,430,000    4,052,969
Telesp Participacoes S.A. ADR (b).....................      16,200      370,575
Telesudeste Celular Preferred (b)..................... 181,730,000    1,014,736
Vale Dorio Doce Rights (b)............................      23,646            0
                                                                   ------------
                                                                     26,543,647
                                                                   ------------
Cayman Islands - 0.09%
Regent Central Asia Investments (b)...................     415,000      415,000
                                                                   ------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares        Value
                                                    ------------ -------------
Chile - 5.85%
Banco de A. Edwards ADR............................       30,700  $    445,150
Banco Santiago S.A. ADR............................       20,600       395,263
Chile Fund, Inc. (b)...............................      449,700     5,199,656
Chilectra S.A., ADR................................       63,200     1,367,452
Chilgener S.A., ADR................................       59,100     1,049,025
Cia Cervecerias Unidas S.A., ADR...................       72,000     2,061,000
Distribucion y Servicio D&S A. representing IS Ord
 Shs...............................................        1,500        28,125
Embotelladora Andina S.A., Class B, ADR............      131,400     2,003,850
Empresa Nacional de Electricidad S.A., ADR.........       40,964       496,689
Enersis S.A., ADR..................................       73,604     1,683,691
Genesis Chile Fund.................................       44,000     1,386,000
Quimica Y Minera Chile S.A. .......................        1,700        60,138
Quimica Y Minera Chile S.A., ADR...................       54,400     1,924,400
Quimica Y Minera Chile S.A., ADR New...............        3,359       117,565
Telecom Chile ADR..................................      324,670     8,035,582
                                                                 -------------
                                                                    26,253,586
                                                                 -------------
China - 1.02%
Huaneng Power International, Inc. ADR..............       28,000       479,500
Huaneng Power International, Inc. Class H..........    1,352,000       566,317
Qingling Motors Co. (HK Reg).......................      619,000       149,985
Shanghai Petrochemical Co. Ltd., Class H...........    4,723,000     1,113,958
Yanzhou Coal Mining Co., Ltd., Class H.............    1,665,000       595,494
Yizheng Chemical Fibre Co., Ltd. ..................    1,234,000       322,062
Zhejiang Expressway................................    6,675,100     1,324,886
                                                                 -------------
                                                                     4,552,202
                                                                 -------------
Czech Republic - 0.80%
Ceske Energeticke Zavody A.S. (b)..................      457,000       936,937
Metrostav A.S. ....................................       16,500        67,919
SPT Telecom A.S. ..................................      133,900     2,165,906
Tabak A.S. ........................................        1,289       307,009
Unipetrol A.S. (b).................................       61,000       115,676
                                                                 -------------
                                                                     3,593,447
                                                                 -------------
Egypt - 0.20%
Egypt Investment Co., Ltd. (b).....................       61,000       866,200
The Egypt Trust....................................        5,000        48,500
                                                                 -------------
                                                                       914,700
                                                                 -------------
Greece - 4.20%
Aktor S.A. (b).....................................
Alpha Credit Bank Ord..............................       44,266     2,853,422
Athens Medical Center Ord (b)......................       17,628       439,413
Commercial Bank of Greece, S.A. ...................       30,950     2,213,733
Ergo Bank S.A. ....................................        9,630     1,030,519
Hellenic Bottling Co. S.A. (b).....................       48,560     1,173,446
Hellenic Telecommunications Organization S.A. .....      223,356     4,787,416

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                      Shares         Value
                                                   ------------- -------------
Greece - (continued)
Intracom S.A. (b).................................        16,690  $  1,075,851
National Bank of Greece Ord.......................        61,737     4,038,429
Titan Cement Co. S.A. ............................         1,900       174,965
Titan Cement Co. S.A., Preferred..................        12,720     1,050,575
                                                                 -------------
                                                                    18,837,769
                                                                 -------------
Hong Kong - 1.86%
Angang New Steel Co., Ltd. .......................     1,916,000       286,453
Beijing Datang Power Generation Co., Ltd., Class
 H................................................     7,059,300     2,274,581
Beijing Yanhua Petrochemical Co., Ltd., Class H...     1,250,000       281,934
China Shipping Development Co., Ltd. (b)..........     1,380,000       318,370
China Telecom Ltd. ...............................         2,100         5,833
China Resources Beijing Land......................     2,846,000       652,912
Cosco Pacific Ltd. ...............................       790,000       656,730
Guangdong Investment Ltd., Warrants (b)...........        31,800             0
Guangdong Kelon Elec Holding, Class H.............     1,556,700     1,815,739
Jiangsu Express...................................     5,512,000     1,193,489
New World Infrastructure Ltd. (b).................       328,800       618,706
Shenzhen Expressway Co., Ltd. ....................     1,162,000       245,612
                                                                 -------------
                                                                     8,350,359
                                                                 -------------
Hungary - 2.41%
BorsodChem Rt. (b)................................        21,500       519,989
Danubius Hotel HUF 1000 (b).......................        17,659       320,502
Magyar Tavkozlesi Rt. ............................       943,369     5,105,300
Mezogazdasagi Gepgyarto Rt. (b)...................        30,272       274,711
MOL Magyar Olaj-es Gazipari Rt. ..................        94,145     2,269,164
OPT Bank Rt. .....................................        27,489     1,146,701
Richter Gedeon Rt. ...............................        21,812       947,309
Synergon Information Systems, 144A, GDR (b).......        19,500       227,175
                                                                 -------------
                                                                    10,810,851
                                                                 -------------
India - 6.46%
Aptech Ltd. ......................................        23,840       393,106
Asea Brown Boveri Ltd. ...........................         1,004         8,197
Associated Cement Cos., Ltd. .....................        71,500       282,133
Associated Cement Cos., Ltd., Rights (b)..........        17,875        47,860
Bajaj Auto Ltd. ..................................        61,300       764,813
Bata India Ltd. ..................................        89,900       445,651
Bharat Heavy Electricals Ltd. (b).................       246,400     1,397,892
Bharat Petroleum Corp., Ltd. .....................       116,800       708,429
BSES Ltd. ........................................         1,490         5,125
Cipla Ltd. (b)....................................        14,450       477,042
Cochin Refineries Ltd. (b)........................       135,928       453,289
Corporation Bank..................................       243,500       467,780
Cummins India Ltd. ...............................           100           966
Digital Equipment India (b).......................           100           986

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares        Value
                                                    ------------ -------------
India - (continued)
Dr. Reddy's Laboratories Ltd. (b)..................       22,900  $    439,977
EIH Ltd. (b).......................................           11            53
Glaxo India Ltd. ..................................       26,200       439,876
Grasim Industries Ltd. (b).........................      115,200       588,470
Gujarat Ambuja Cements Ltd. .......................          300         2,214
Hindalco Industries Ltd., GDR (b)..................       20,000       289,900
Hindalco Industries Ltd. ..........................       12,200       176,833
Hindustan Lever Ltd. ..............................       63,088     3,462,752
Hindustan Petroleum Corp. Ltd. (b).................      281,700     1,614,399
Housing Development Finance........................        8,300       425,324
ICICI Banking Corp. ...............................          300           249
India I T Fund (b).................................      125,000     2,875,000
Industrial Credit & Investment Corp. of India
 Ltd. .............................................      148,000       250,869
ITC Ltd. ..........................................       70,200     1,773,565
Larsen & Toubro Ltd. ..............................       49,500       327,060
Larsen & Toubro Ltd., Class A......................       40,000       264,291
Larsen & Toubro Ltd., GDR (b)......................       30,000       462,750
Mahanagar Telephone Nigam Ltd. (b).................      359,600     1,542,518
Mahindra & Mahindra Ltd. ..........................       43,879       255,919
Morgan Stanley India Investment Fund, Inc. (b).....      293,600     2,844,250
National Aluminum Co., Ltd. (b)....................          100           100
NIIT Ltd. (b)......................................       14,100       661,080
Punjab Tractors Ltd. ..............................       14,000       427,801
Ranbaxy Laboratories Ltd. .........................       47,100       349,764
Reliance Industries Ltd. ..........................      308,000     1,255,119
Satyam Computer Services Ltd. .....................       13,700       400,609
Software Solution Integrated (b)...................       23,800       237,636
State Bank of India Ltd. (b).......................      121,700       664,755
Steel Authority of India (b).......................          100            17
Tata Engineering & Locomotive Co., Ltd. ...........      100,050       473,700
Tata Engineering & Locomotive Co., Ltd., GDR (b)...       11,300        65,540
TVS Suzuki Ltd. (b)................................       39,800       456,411
TVS Suzuki Ltd., *DEMAT (b)........................          250         2,867
Videsh Sanchar Nigam Ltd. (b)......................       20,302       427,940
Videsh Sanchar Nigam Ltd., *DEMAT (b)..............        2,800        59,020
                                                                 -------------
                                                                    28,971,897
                                                                 -------------
Indonesia - 2.19%
Astra International Inc. ..........................    2,614,000     1,195,948
Bank Dagang Nasional Warrants (b)..................       47,219             0
Bank Internasional Indonesia Warrants (b)..........       48,840           404
Gudang Garam (b)...................................      360,000       977,778
Indah Kiat Pulp & Paper Corp.......................    2,721,000     1,264,662
Indah Kiat Pulp & Paper Corp. Warrants (b).........        8,900         2,973
PT Bank Dagang Nasional (b)........................        1,062             0
PT Bank Negara Indonesia (b).......................    2,321,000       126,416
PT Bank Negara Indonesia, Rights (b)...............   81,235,000         9,203

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Shares        Value
                                                     ------------ -------------
Indonesia - (continued)
PT Bank Pan Indonesia Tbk (b).......................    1,216,000  $    353,232
PT Bank Pan Indonesia Tbk, Rights (b)...............      851,200       111,268
PT Hanjaya Mandala Sampoerna Tbk....................      260,000       596,659
PT Indofood Sukses Makmur Tbk (b)...................    1,201,000     1,639,709
PT Semen Gresik Tbk (b).............................      372,000       810,458
Telecom Indonesia...................................    4,320,000     2,509,804
Timah...............................................      282,000       245,752
                                                                  -------------
                                                                      9,844,266
                                                                  -------------
Israel - 5.43%
Bank Hapoalim Ltd. (b)..............................    1,765,473     4,529,181
Bank Leumi Le-Israel (b)............................      384,150       725,965
Bezeq Israeli Telecommunications Corp. Ltd. (b).....      548,209     2,207,544
Blue Square Chain Ord CMN (b).......................       47,088       771,141
Crystal Systems Solutions ADR (b)...................       60,900       464,362
ECI Telecommunications ADR..........................      106,000     3,517,875
First International Bank Israel Ltd. (5)............           39           243
Formula Systems Ltd. (b)............................       61,520     1,867,391
Gilat Satellite Networks Ltd. (b)...................       34,700     1,821,750
Israel Chemicals Ltd. ..............................      805,995       982,560
Koor Industries Ltd. ...............................        9,788     1,128,528
Koor Industries Ltd., ADR...........................       26,000       607,750
MA Industries Ord (b)...............................      413,157       927,431
Orbotech, Ltd. (b)..................................       33,800     1,761,825
Teva Pharmaceutical Industries Ltd. ................       26,259     1,248,317
Teva Pharmaceutical Industries Ltd., ADR............       36,690     1,797,810
                                                                  -------------
                                                                     24,359,673
                                                                  -------------
Korea - 5.27%
Cheil Jedang Corp. .................................        5,100       401,391
Dongwon Securities (b)..............................        8,000       147,214
Hankuk Glass Industry Co., Ltd. ....................        7,300       195,508
Hite Brewery Co. ...................................        9,323       323,788
Honam Petrochemical Corp. ..........................       20,900       487,516
Housing & Commercial Bank, Korea....................       25,010       788,652
Housing & Commercial Bank, Korea, GDR (b)...........            3           104
Hyundai Motor Co., New Shs..........................       11,318       268,405
Kookmin Bank........................................       41,780       848,233
Korea Chemical Co., Ltd. (b)........................        2,200       197,667
Korea Electric Power Corp. .........................       90,070     3,742,866
Korea Fine Chemical Company.........................       13,910       550,391
Korea Zinc Co. .....................................       11,362       343,559
LG Chemical Ltd. ...................................       29,195       794,508
LG Electronics......................................       19,200       530,799
LG Information & Communication Ltd. ................        8,539       631,480
Nong Shim Co., Ltd. (b).............................        3,200       205,408
Pohang Iron & Steel Co., Ltd. ......................       16,570     2,046,186

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                         Shares        Value
                                                       ----------- -------------
Korea - (continued)
Samchully Co. (b).....................................       8,800  $    371,007
Samsung Aerospace Industries (b)......................      36,774       365,357
Samsung Corporation...................................      26,800       629,771
Samsung Display Devices Co. ..........................      10,692       581,940
Samsung Electro-Mechanics Co. ........................      16,687       576,657
Samsung Electronics Co. ..............................      30,708     3,369,258
Samsung Fire & Marine Insurance.......................       1,414       995,603
Samsung Securities Co., Ltd. .........................       7,823       419,029
Samsung Securities Co., New Shs (b)...................       2,241        46,466
Sejong Securities Co., Ltd. (b).......................      31,600       251,162
Sejong Securities Co., Ltd., Rights (b)...............       7,267        51,481
Shin Young Securities (b).............................      17,700       279,836
Shinhan Bank (b)......................................      35,600       399,827
Sindo Ricoh Co. ......................................       8,293       444,183
SK Corp. New Shs (b)..................................      42,570       723,690
SK Telecom Co., Ltd. .................................         504       751,392
SK Telecom OMN KRW (b)................................         115        76,369
Youngone Corp. CMN STK................................      28,159       810,103
                                                                   -------------
                                                                      23,646,806
                                                                   -------------
Luxemburg - 0.77%
Korea Asia Fund Ltd., ADR (b).........................       2,120     3,445,000
                                                                   -------------
Malaysia - 6.47%
Arab Malaysian Finance Berhad.........................     667,000       807,421
Berjaya Sports Toto Bhd...............................     617,000     1,428,842
Commerce Asset-Holding Berhad.........................     963,000     2,382,158
IOI Corporated Berhad (b).............................   1,159,000       735,050
Kuala Lumpur Kepong Bhd...............................     342,500       468,684
Malayan Banking Bhd...................................   1,029,000     3,087,000
Malaysian International Shipping Bhd (Frgn.)..........     866,000     1,583,868
Nestle (Malaysia) Bhd.................................      59,000       232,895
Public Bank Bhd.......................................     376,000       285,958
Public Bank Bhd (Frgn.)...............................   1,018,000     1,066,221
Resorts World Bhd.....................................     851,000     2,004,329
Rothmans of Pall Mall Bhd (b).........................     189,000     1,429,934
Sime Darby Bhd........................................   1,394,000     1,826,874
Tanjong MYR NPV (b)...................................     226,000       562,026
Telekom Malaysia Bhd..................................   1,430,500     5,345,553
Tenaga Nasional Bhd (b)...............................   1,253,000     2,885,197
UMW Holdings Bhd (b)..................................     485,000     1,091,250
YTL Corp. Bhd (b).....................................     853,000     1,795,790
                                                                   -------------
                                                                      29,019,050
                                                                   -------------
Mexico - 5.99%
Apasco NV.............................................     169,400     1,111,643
ARA, S.A. de C.V. ....................................     439,997     1,765,018

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                            Shares        Value
                          ----------- -------------
Mexico - (continued)
Carso Global Telecom
 Series A-1 (b).........           76  $        480
Cemex S.A. CPO NPV......      190,031       937,282
Cifra U NPV (b).........    1,077,619     2,087,259
Corporacion GEO, S.A.,
 Series B (b)...........       21,350        90,390
Fomento Economico
 Mexicano S.A. de C.V.,
 ADR....................       49,202     1,961,930
Formento Economico
 Mexicano S.A. de C.V.,
 UBD Units..............       75,100       299,669
Grupo Financiero Banamex
 Accival S.A., Series L
 (b)....................          510         1,242
Grupo Financiero
 Bancomer S.A. de C.V.
 (b)....................    3,127,000     1,125,296
Grupo Financiero Banorte
 S.A. de C.V. (b).......      421,000       606,012
Grupo Industrial Bimbo
 S.A. Series A (b)......      266,100       591,458
Grupo Televisa S.A.
 Series CPO (b).........       66,362     1,478,535
Grupo Televisa S.A., GDR
 (b)....................       21,000       941,062
Modelo -C-..............      308,400       878,065
Organizacion Soriana
 S.A. (b)...............      293,900     1,381,156
Telefonos de Mexicano
 S.A., Series L.........      480,297     1,921,595
Telefonos de Mexicano
 S.A., Series L, ADR....      120,000     9,697,500
                                      -------------
                                         26,875,592
                                      -------------
Peru - 1.88%
Cementos Lima S.A. .....       59,999       926,381
Cerveceria Backus &
 Johnston S.A., T
 Shares.................    1,860,236       652,519
Cia de Minas
 Buenaventura S.A. ADR..       45,400       695,187
Cia de Minas
 Buenaventura S.A., A
 Shares.................       34,836       264,233
Cia de Minas
 Buenaventura S.A.,
 Trabajo Shares.........       28,178       215,422
Credicorp, Ltd. ........       73,795       811,745
Edegel S.A. ............      630,000       130,325
Ferreyros S.A. .........      823,571       540,735
Ferreyros S.A., 144A
 ADR....................       12,761       167,576
LUZ del Sur S.A., B
 Shares.................      480,000       309,399
Telefonica del Peru
 S.A., ADR..............      161,400     2,441,175
Telefonica del Peru
 S.A., B Shares.........      844,115     1,267,881
                                      -------------
                                          8,422,578
                                      -------------
Philippines - 5.87%
Ayala Land, Inc., Class
 B (b)..................    7,620,200     2,403,217
Bank of Philippines
 Islands................      295,000     1,054,402
Benpres Holdings
 Corp. .................      138,760       659,110
Benpres Holdings GDR
 (b)....................    3,762,000       889,829
International Container
 Terminal Services, Inc.
 (b)....................    9,705,000     1,262,543
Manila Electric Co.,
 Class B................      749,915     2,700,088
Metro Pacific Corp.
 (b)....................    7,928,000       395,879
Metropolitan Bank &
 Trust Co. (b)..........      336,800     3,363,574
Petron Corp. ...........    8,767,000       933,150
Philippine Long Distance
 Telephone Co. .........      220,190     6,712,757
Philippine National Bank
 (b)....................      362,000       979,921
Queenbee Res Corp. (b)..    1,714,000       878,397
San Miguel Corp., Class
 B......................      549,120     1,197,818
SM Prime Holdings,
 Inc....................   12,902,800     2,916,270
                                      -------------
                                         26,346,955
                                      -------------

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Shares        Value
                                                     ----------- -------------
Poland - 3.77%
Bank Handlowy w Warszawie GDR (b)...................      52,300  $    726,510
Bank Handlowy w Warszawie (b).......................       3,500        48,617
Bank Inicjatyw Gospodarczych S.A....................     191,094       423,733
Bank Rozwoju Eksportu S.A...........................      58,144     1,830,199
BIG Bank Gdanski S.A. GDR...........................      11,000       391,875
Elektrim Spolka Akcyjna S.A. (b)....................     180,707     2,556,197
Exbud S.A. (b)......................................      95,978       748,548
KGHM Polska Miedz (b)...............................      76,070       478,891
Orbis Un Sponsored ADR (b)..........................     149,992     1,250,956
Powszechny Bank Kredytowy GDR (b)...................      16,500       400,125
Prokom SoftWare S.A. (b)............................       7,297       242,706
Prokom Software S.A. GDR (b)........................      35,500       582,200
Stomil Olsztyn S.A. (b).............................      82,775       464,139
Telekomunikacja Polska S.A. GDR (b).................     890,000     6,274,500
Telekomunikacja Polska S.A. (b).....................      25,300       177,329
Zaklady Piwowarskie w Zywcu S.A. ...................       2,780       320,974
                                                                 -------------
                                                                    16,917,499
                                                                 -------------
Russia - 1.80%
Borskoie Glass Co. (b)..............................       5,500        11,000
Gaz Auto Plant Preferred (b)........................      10,000       100,000
Gazprom ADR (b).....................................      40,000       451,000
Gorkovsky Auto Plant................................      10,000       352,400
Kirowsky Shinniy (b)................................      11,000       329,864
Krasny Oktyabr (RED October) RDC (b)................           3       105,000
LUKoil Holding Co. (b)..............................      59,000       584,100
LUKoil Holding Co. ADR..............................      49,800     1,972,080
Rostelecom Preferred (b)............................     172,000        88,580
Rostelecom (b)......................................      60,000        94,800
Rostelecom ADR (b)..................................      22,000       215,875
Rostovenergo (b)....................................   1,062,732        12,181
Rostovenergo Preferred (b)..........................   5,800,000        49,738
Sberbank of Russia (b)..............................       6,700       246,092
SUN Brewing GDR Luxemauge Reg (b)...................      90,000       278,100
Surgutneftegaz Preferred ADR (b)....................  29,200,000     1,387,000
Surgutneftegaz Preferred (b)........................      48,870       387,783
Unified Energy Systems (b)..........................   7,600,000       665,000
Unified Energy Systems ADR..........................      46,000       402,500
Vimpel-Communications ADR (b).......................      14,100       326,944
Yuganskneftegaz (b).................................      10,000         3,200
                                                                 -------------
                                                                     8,063,237
                                                                 -------------
South Africa - 5.61%
ABSA Group Ltd. ZAR CMN N/C From Amalgamted Bh of
 South Africa.......................................     191,000     1,080,893
Anglo American Platinum Corp. Ltd. .................      96,100     2,242,254
Anglogold Ltd. .....................................      43,617     1,879,264
Bidvest Group Ltd. (b)..............................      98,282       820,849
BOE Corp., N Shares.................................     110,748        88,092

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                           Shares        Value
                                                         ----------- -------------
South Africa - (continued)
BOE Ltd. ...............................................     976,265  $    970,684
De Beers Consolidated Mines.............................      94,633     2,267,616
Dimension Data Holdings Ltd. (b)........................     296,756     1,313,014
FirstRand Ltd. .........................................   1,755,500     2,007,283
Impala Platinum Holdings Ltd. ..........................      19,000       477,952
Investec Bank Ltd. .....................................      26,700     1,119,413
Liberty International plc (b)...........................      37,013       245,036
Liberty Life Association of Africa Ltd. ................      79,394     1,017,012
Metro Cash & Carry Ltd..................................     833,000       690,198
Nedcor Limited ZAR CMN..................................      96,965     2,223,872
Pick 'n Pay Stores Ltd. ................................     302,600       446,290
Pick 'n Pay Stores Ltd., N Shares.......................     167,100       232,603
Rembrandt Group Ltd. ...................................     186,500     1,554,553
Sanlam Ltd. (b).........................................   1,236,300     1,464,835
Sasol Limited ZAR CMN...................................     212,012     1,512,489
SAB plc USD 0.10 ZAR Listing (b)........................     174,900     1,518,727
                                                                     -------------
                                                                        25,172,929
                                                                     -------------
Switzerland - 0.25%
Compagnie Financiere Richmont AG Depository (b).........      57,500     1,116,745
                                                                     -------------
Taiwan - 2.68%
Accton Technology Corp. (b).............................     151,000       343,607
Acer Inc. (b)...........................................     132,000       335,108
Asustek Computer, Inc. (b)..............................      57,800       651,368
Cathay Life Insurance Co. ..............................     230,000       826,006
China Motor Co., Ltd. (b)...............................     158,000       249,474
China Steel Corp........................................     776,050       586,242
Chinatrust Commercial Bank (b)..........................     263,000       315,926
Compeq Manufacturing Co., Ltd. (b)......................      78,000       456,409
Delta Electronics, Inc. (b)................................   60,000       332,508
Far Eastern Textile Ltd. (b)............................     195,000       289,783
Formosa Chemicals & Fibre Corp. ........................     149,000       181,752
Formosa Plastics Corp. .................................     176,000       370,526
Hon Hai Precision Industry (b)..........................      78,000       705,139
Hua Nan Commercial Bank (b).............................     344,000       681,610
Mitac International Corp. (b)...........................     228,000       377,647
Nan Ya Plastics Corp. ..................................     194,000       321,331
Quanta Computer, Inc. ..................................      34,840       417,433
Siliconware Precision Industries Co. (b)................     307,000       584,536
Taiwan Semiconductor Manufacturing Co. (b)..............     417,420     1,596,018
Uniglory Marine Corp., Ltd. (b).........................     291,000       233,340
United Microelectronics Corp., Ltd. (b).................     337,000       725,124
United World Commercial Bank............................     641,000       992,260
Yuanta Securities Corp. (b).............................     238,000       431,053
                                                                     -------------
                                                                        12,004,200
                                                                     -------------

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Shares        Value
                                                      ----------- -------------
Thailand - 5.39%
ABN Amro Asia Securities Public Co., Ltd. ..........       79,800  $    283,493
Advance Agro Public Co., Ltd. ......................      356,200       260,811
Advanced Info Service Public Co., Ltd. (Frgn.)......      115,300     1,563,390
Arisaig MCL Thai Recovery Fund (b)..................       82,508     1,329,204
Bangkok Bank Public Co., Ltd. (b)...................      589,500     2,206,129
Bangkok Expressway Public Co., Ltd. (b).............      443,300       291,526
Bank of Ayudhya PLC.................................      451,400       309,094
BEC World Public Co., Ltd. (Frgn.)..................      115,000       717,288
Capital Nomura Securities Public Co., Ltd. (Frgn.)
 (b)................................................       50,000       162,712
Delta Electronics Public Co., Ltd. (Frgn.)..........       79,415       667,624
Electricity Generating Public Co., Ltd. (Frgn.)
 (b)................................................      206,100       394,035
Industrial Finance Corp. of Thailand................      432,500       275,627
Italian-Thai Development Public Co., Ltd. (b).......      123,400       297,833
Kiatnakin Finance and Securities Public Co., Ltd.
 (b)................................................      182,000       345,491
Land & House PLC (Frgn.)............................      194,000       352,488
National Finance & Securities (Frgn.) (b)...........      402,200       242,683
National Petrochemical Public Co., Ltd. ............      171,000       157,668
PTT Exploration & Production Public Co., Ltd. (b)...      191,800     1,466,782
Quality House Public Co., Ltd. .....................      340,800       194,083
Ruam Pattana Fund II (Frgn.) (b)....................   15,000,000     2,806,780
Ruang Khao Fund (b).................................    1,549,000       298,248
Ruang Khao High Income Fund (b).....................      789,500        83,500
Seamico Securities THBIO (Frgn.) (b)................       80,300       241,717
Securities One Public Co., Ltd. ....................      122,000        30,107
Securities One Public Co., Ltd., Rights (b).........       61,000         6,782
Siam Cement Public Co., Ltd. (Frgn.) (b)............       59,700     1,813,261
Siam Commercial Bank Public Co., Ltd. (b)...........    1,303,000     1,855,119
Siam Commercial Bank Public Co., Ltd. ..............      154,500       213,681
Siam Commercial Bank Public Co., Ltd. Warrants (b)..      258,000       165,295
TelecomAsia Corp. Public Co., Ltd. (Frgn.) (b)......    1,256,100     1,268,874
Thai Farmers Bank Public Co., Ltd. (Frgn.) (b)......      556,400     1,720,125
Thai Petrochemical Industry Public Co., Ltd. .......    1,386,100       902,140
Thai Union Frozen Products Public Co., Ltd. ........       20,000        69,424
Thai Union Frozen Products Public Co., Ltd.
 (Frgn.)............................................       78,200       275,688
Thailand International Fund.........................           23       261,050
United Broadcasting Corp. Public Co., Ltd. .........      595,000       467,932
United Communication Industry PLC (Frgn.)...........      181,000       202,475
                                                                  -------------
                                                                     24,200,159
                                                                  -------------
Turkey - 4.24%
Akbank T.A.S. ......................................   86,348,000     1,268,560
Arcelik A.S. (b)....................................   24,700,000       877,920
Carsi Buyuk Magazacilik A.S. (b)....................   17,232,750       592,092
Cukurova Elektrik A.S. .............................      708,000       452,964
Efes Sinai Yatrim Holding A.S. (b)..................    2,210,000        20,423
Ege Biracilik Ve Malt Sanayi A.S. ..................   10,528,000       785,821

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Shares        Value
                                                     ------------ -------------
Turkey - (continued)
EGS Gayrimenkul Yatirim, B Shares (b)...............   72,633,120  $    438,876
Enka Holding Yatirim A.S. ..........................    5,382,250       931,009
Eregli Demir Ve Celik Fabrikalari T.A.S. (b)........   33,180,000       463,869
Migros Turk T.A.S. .................................    1,182,000     1,470,428
Tofas Turc Otomobil Fabrikasi A.S., Rights (b)......   55,475,000       164,150
Tofas Turk Otomobil Fabrikasi A.S. (b)..............   97,081,250       385,316
Turk Sise Ve Cam Fabrikalari A.S. ..................   85,077,535       786,224
Turkiye Garanti Bankasi A.S. (b)....................  279,242,444     2,084,294
Turkiye Is Bankasi Class C..........................  240,687,400     4,277,417
Vestel Elektronik Sanayi ve Ticaret A.S. (b)........    9,470,000     1,032,226
Yapi Ve Kredi Bankasi A.S. .........................  208,002,432     3,006,528
                                                                  -------------
                                                                     19,038,117
                                                                  -------------
United Kingdom - 0.22%
Anglo American PLC (b)..............................       21,500     1,004,723
                                                                  -------------
United States - 3.50%
Atlantis Korean Smaller Cos. (b)....................      408,441     6,024,505
Central Asia Regional Growth Fund (b)...............       97,150       121,438
Farmlington Bulgaria Fund (b).......................      124,500       529,125
Firebird Republics Fund (b).........................       10,288       603,248
First NIS Regional Fund (b).........................       13,000        84,500
Framlington Russia Investment Fund (b)..............        9,721        38,884
India Public Sector Fund Ltd. (b)...................      147,059       919,119
IS Himalayan Fund (b)...............................      218,218     2,905,573
Old Mutual Saga Fund (b)............................       28,446     1,062,524
Peregrine Kazakhstan Fund (b).......................      160,000       460,800
Regent Balkan Fund (b)..............................      115,000       345,000
Romanian Investment Fund (b)........................        1,950       780,000
Societe Generale Arab Fund (b)......................       16,000     1,072,000
Societe Generale Ladenburg Thalmann (b).............       13,334       500,025
Thai Euro Fund (b)..................................       26,000       262,600
                                                                  -------------
                                                                     15,709,341
                                                                  -------------
Venezuela - 0.00%
Ceramica Carabobo, Class B, ADR (b).................       17,794        13,198
                                                                  -------------
Total Equities (Cost $373,428,884)..................                419,327,155
                                                                  -------------

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--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Face
                                                       Amount         Value
                                                   -------------- -------------
Bonds - 0.70%
Convertible Bonds - 0.70%
China - 0.10%
Qingling Motors Co., 3.500%, due 01/22/02........  $    1,075,000  $    408,500
Qingling Motors Co., Series 144A, 3.500%, due
 01/22/02........................................         100,000        38,000
                                                                  -------------
                                                                        446,500
                                                                  -------------
Poland - 0.59%
Elektrim S.A. Regis Convertable, 2.000%, due
 05/30/04........................................  PLN    792,502     1,099,279
KGHM Polska Miedz S.A., GDR......................         123,000     1,548,718
                                                                  -------------
                                                                      2,647,997
                                                                  -------------
Russia - 0.01%
Russia GKO, 0.000%, due 05/19/99.................  RUB 41,914,000        43,201
                                                                  -------------
Total Bonds (Cost $8,034,810)....................                     3,137,698
                                                                  -------------
                                                       Shares
                                                   --------------
Short Term Investments - 2.73%
Investment Companies - 2.73%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost 12,240,250)....................      12,240,250    12,240,250
                                                                  -------------
Total Investments (Cost $393,703,944) - 96.89%
 (a).............................................                   434,705,103
Cash and other assets, less liabilities - 3.11%..                    13,969,295
                                                                  -------------
Net Assets - 100%................................                  $448,674,398
                                                                  =============



               See accompanying notes to schedule of investments.

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--------------------------------------------------------------------------------

June 30, 1999

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $393,703,944, and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $80,845,566
         Gross unrealized depreciation............  (39,844,407)
                                                   ------------
             Net unrealized appreciation..........  $41,001,159
                                                   ============

(b)Non-income producing security.

(c)  Denominated in U.S. dollars

ADR: American Depositary Receipt
GDR:Global Depositary Receipt
PLN: Polish Zloty
RUB: Russian Ruble
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $432,751 or 0.10% of net assets.

EQUITY SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of June 30, 1999. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 5.96% to 0.55% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of June 30, 1999, aggregated by country exposure.

                                                       Net Unrealized
      Notional Amounts    Maturity Dates     Country        Gain        Exposure
      ----------------   -----------------   -------   --------------   --------
           $10,370,904   02/10/99-10/04/99   Taiwan        $3,949,301      3.19%
             2,900,521                       Poland           620,982      0.78%
      ----------------                                 --------------   --------
           $13,271,425                                     $4,570,283      3.97%
      ================                                 ==============   ========




                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $381,463,694).....................  $ 422,464,853
  Affiliated issuers (Cost $12,240,250)........................     12,240,250
 Cash..........................................................      6,302,263
 Foreign currency, at value (Cost $1,538,818)..................      1,567,047
 Receivables:
  Investment securities sold...................................      2,059,955
  Net unrealized appreciation on equity swap contracts.........      4,579,431
  Dividends....................................................      1,876,007
  Interest.....................................................        133,065
                                                                --------------
    TOTAL ASSETS...............................................    451,222,871
                                                                --------------
LIABILITIES:
 Payables:
  Investment securities purchased..............................      1,420,264
  Net unrealized appreciation on forwards......................          5,733
  Net unrealized appreciation on swap contracts................          9,148
  Country Tax Expense..........................................        663,696
  Other liabilities............................................        449,632
                                                                --------------
    TOTAL LIABILITIES..........................................      2,548,473
                                                                --------------
NET ASSETS:
 Applicable to 47,782,333 shares; no par value, unlimited
  shares authorized............................................  $ 448,674,398
                                                                ==============
 Net asset value per share ($448,674,398 / 47,782,333 shares)..  $      9.3900
                                                                ==============
 Maximum offering price per share (net asset value, plus 1.52%
  of net asset value, or 1.50% of offering price)..............  $      9.5329
                                                                ==============
 Redemption price per share (net asset value, less 1.50% of net
  asset value, or 1.52% of redemption value)...................  $      9.2491
                                                                ==============
NET ASSETS CONSIST OF:
 Paid in capital...............................................  $ 499,113,230
 Accumulated net investment income.............................     34,520,182
 Accumulated net realized loss.................................   (130,518,819)
 Net unrealized appreciation...................................     45,559,805
                                                                --------------
    NET ASSETS.................................................  $ 448,674,398
                                                                ==============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Dividends (net of $186,165 for foreign taxes withheld).........  $  4,317,741
 Interest (net of $359 for foreign taxes withheld)..............     1,254,152
                                                                 -------------
    TOTAL INCOME................................................     5,571,893
                                                                 -------------
EXPENSES:
 Custodian......................................................       720,515
 Country Tax Expense............................................     1,238,157
 Administration.................................................       162,271
 Professional...................................................        49,145
 Other..........................................................         6,151
                                                                 -------------
    TOTAL EXPENSES..............................................     2,176,239
                                                                 -------------
    NET INVESTMENT INCOME.......................................     3,395,654
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................    13,474,544
  Equity swap contracts.........................................     8,970,159
  Foreign currency transactions.................................    (1,046,269)
                                                                 -------------
   Net realized gain............................................    21,398,434
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments, equity swap contracts and foreign currency.......   103,368,285
  Translation of other assets and liabilities denominated in
   foreign currency.............................................       (67,650)
                                                                 -------------
   Change in net unrealized appreciation or depreciation........   103,300,635
                                                                 -------------
 Net realized and unrealized gain...............................   124,699,069
                                                                 -------------
 Net increase in net assets resulting from operations...........  $128,094,723
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                 Ended June 30,    Year Ended
                                                      1999        December 31,
                                                  (Unaudited)         1998
                                                 --------------  --------------
OPERATIONS:
 Net investment income..........................  $   3,395,654   $  17,761,658
 Net realized gain (loss).......................     21,398,434    (140,050,763)
 Change in net unrealized appreciation or
  depreciation..................................    103,300,635      26,289,884
                                                 --------------  --------------
 Net increase (decrease) in net assets resulting
  from operations...............................    128,094,723     (95,999,221)
                                                 --------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................     21,400,930     168,513,076
 Shares redeemed................................   (107,547,306)   (117,661,142)
                                                 --------------  --------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)...........    (86,146,376)     50,851,934
                                                 --------------  --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....     41,948,347     (45,147,287)
                                                 --------------  --------------
NET ASSETS:
 Beginning of period............................    406,726,051     451,873,338
                                                 --------------  --------------
 End of period (including accumulated net
  investment income of $34,520,182 and
  $31,124,528, respectively)....................  $ 448,674,398   $ 406,726,051
                                                 ==============  ==============
(a) A summary of capital share transactions
 follows:
                                                     Shares          Shares
                                                 --------------  --------------
 Shares sold....................................      2,949,144      22,326,797
 Shares redeemed................................    (13,267,303)    (13,538,648)
                                                 --------------  --------------
  Net increase (decrease) in shares
   outstanding..................................    (10,318,159)      8,788,149
                                                 ==============  ==============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                         Six Months
                         Ended June       Year Ended December 31,       Period Ended
                          30, 1999     -------------------------------- December 31,
                         (Unaudited)     1998       1997        1996       1995*
                         -----------   ---------  ---------   --------- ------------
Net asset value,
 beginning of period...    $ 7.0004     $ 9.1635   $10.1862    $ 9.3164   $10.0000
                          ---------    ---------  ---------   ---------  ---------
Income from investment
 operations:
 Net investment
  income...............      0.1868       0.2647     0.2561**    0.1810     0.1028
 Net realized and
  unrealized gain
  (loss)...............      2.2028      (2.4278)   (1.2788)     0.6888    (0.7864)
                          ---------    ---------  ---------   ---------  ---------
  Total income (loss)
   from investment
   operations..........      2.3896      (2.1631)   (1.0227)     0.8698    (0.6836)
                          ---------    ---------  ---------   ---------  ---------
Net asset value, end of
 period................    $ 9.3900     $ 7.0004   $ 9.1635    $10.1862   $ 9.3164
                          =========    =========  =========   =========  =========
Total return
 (non-annualized)......      34.14%     (23.61)%   (10.04)%       9.34%    (6.84)%
Ratios/Supplemental
 data
 Net assets, end of
  period (in 000s).....    $448,674     $406,726   $451,873    $179,338   $ 90,129
 Ratio of expenses to
  average net assets...       0.43%***     0.38%      0.28%       0.46%      0.50%***
 Ratio of net
  investment income to
  average net assets...       2.14%***     4.13%      2.44%       3.42%      3.86%***
 Portfolio turnover
  rate.................         52%         112%        62%         25%         2%

*  The Fund commenced operations June 30, 1995
** The net investment income per share data was determined by using average shares outstanding during the period.
*** Annualized

                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

The Brinson U.S. Short/Intermediate Fixed Income Fund was launched in December of 1998 to provide our clients with another vehicle for accessing our short duration portfolio management capabilities. In selecting issues for the U.S. Short/Intermediate Fixed Income Fund, we incorporate our analysis of interest rate sensitivity, maturity mix, sector valuation and individual securities. We invest the Fund in investment-grade (high quality) marketable and short/intermediate debt securities, and maintain the Fund's overall maturity exposure in a range of six months to two years. The Fund's benchmark is comprised of 50% U.S. LIBID (3 Month) and 50% Merrill Lynch 1-3 Year Treasury Index.

Over the short period (six months) since the Fund's performance inception, it has returned 2.14% versus the 1.83% return of its benchmark. The Fund outperformed the benchmark by a rather wide margin in the first quarter of the year (1.45% versus 0.92%), and underperformed slightly during the second quarter (0.68% versus 0.91%).

We believe that current U.S. market interest rates provide reasonably high, positive excess returns, U.S. bond yields in the second quarter were driven well above our estimates of fair value by market expectations of higher inflation and anticipation of the 25 basis point rate hike by the Federal Reserve which occurred on June 30. As a result, the Fund's average maturity exposure is held slightly longer than its index at about 1.05 times that of the one-year benchmark; with maturities ranging from overnight to as long as three years.

From a sector standpoint, we believe that prevailing credit spreads provide more than adequate compensation for risk--given our assumptions about the economy and the probabilities we assign to different scenarios for default rates. While credit fundamentals have modestly deteriorated in recent months, this has already been accounted for in our sector modeling.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

Total Return

                                                     12/31/98*
                                                        to
                                                      6/30/99
--------------------------------------------------------------
 Brinson U.S. Short/Intermediate Fixed Income Fund     2.14%
--------------------------------------------------------------
 Short/Intermediate Fund Custom Benchmark             1.83
--------------------------------------------------------------
 Merrill Lynch 1-3 year U.S. Treasury Index           1.17
--------------------------------------------------------------
 U.S. 3 Month LIBID (London Inter Bank bid rate)      2.49
--------------------------------------------------------------

 *Performance inception date of the Brinson U.S. Short/Intermediate Fixed Income Fund
 **An un-managed index compiled by the Advisor, constructed as follows: 50%
 Merrill Lynch 1-3 year U.S. Treasury Index;   and 50% U.S. 3 month LIBID
 (London Inter Bank bid rate).

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Short/Intermediate Fixed Income Fund and the Short/Intermediate Fund Custom Benchmark if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Short/Intermediate Fixed Income Fund vs. Short/Intermediate Fund Custom Benchmark
[LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of June 30, 1999 (Unaudited)

U.S. BONDS
Corporate Bonds
 Asset-backed...........................................................  12.01%
 Banks..................................................................  12.06
 Consumer...............................................................   4.96
 Services/Miscellaneous.................................................  20.45
 Energy.................................................................   3.01
 Industrial.............................................................   3.86
 Financial Services.....................................................  20.53
 Utilities..............................................................   5.47
                                                                         -------
  Total U.S. Corporate Bonds............................................  82.35
 International Dollar Bonds.............................................   5.64
 U.S. Government Agencies...............................................   1.84
 U.S. Government Obligations............................................   4.85
                                                                         -------
  Total U.S. Bonds......................................................  12.33
SHORT-TERM INVESTMENTS..................................................   6.00
                                                                         -------
  TOTAL INVESTMENTS..................................................... 100.68
LIABILITIES LESS CASH AND OTHER ASSETS..................................   (.68)
                                                                         -------
  NET ASSETS............................................................ 100.00%
                                                                         =======

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Face
                                                       Amount         Value
                                                    ------------- -------------
Bonds - 94.68%
U.S. Corporate Bonds - 82.35%
Abbey National Treasury Services PLC,
 6.000%, due 10/16/00.............................   $    215,000  $    214,687
Abbott Labs, 6.500%, due 09/06/01.................        235,000       236,539
Albertson's, Inc., 6.375%, due 06/01/00...........        345,000       346,499
Aristar, Inc., 6.000%, due 05/15/02...............        200,000       197,539
Associates Corp., NA, Series E, MTN,
 6.750%, due 10/31/01.............................        250,000       252,010
AT&T Capital Corp., Series F, MTN, 7.500%, due
 11/15/00.........................................        500,000       502,979
BAMT Series 1999-A Class A, 5.104%, due 06/15/06..        500,000       499,190
Bank of New York Co., Inc., 7.625%, due 07/15/02..        375,000       386,777
Bombardier Capital Inc., Series 144A,
 6.000%, due 01/15/02.............................        300,000       295,031
Central Fidelity, 8.150%, due 11/15/02............        400,000       420,898
Comdisco, Inc., 6.500%, due 06/15/00..............        435,000       437,323
Comed, 98-1, Class A2, 5.290%, due 06/25/03.......        300,000       297,342
Commercial Credit Co., 6.875%, due 05/01/02.......        200,000       202,581
Countrywide Home, Series F, MTN, 5.300%, due
 01/21/03.........................................      1,500,000     1,490,437
DCMT Series 99-2, Class A, 5.900%, due 10/15/04...        250,000       247,425
Dean Witter Discover, Series E, MTN,
 5.435%, due 10/07/02.............................      1,000,000     1,004,188
Enron Corp., 6.450%, due 11/15/01.................        250,000       249,552
First USA Bank Series DPNT, 6.375%, due 10/23/00..        250,000       250,449
Fleet Financial Group, Inc., 7.125%, due
 05/01/00.........................................        300,000       302,792
Ford Credit Auto Owner Trust, Series 99-B, Class
 A4, 5.800%, due 06/15/02.........................        300,000       298,956
Ford Motor Credit Co., 5.125%, due 10/15/01.......        400,000       390,331
Ford Motor Credit Co., MTN, 5.130%, due 04/29/02..      1,000,000       998,523
General Motors Acceptance Corp., 5.500%, due
 01/14/02.........................................        300,000       294,141
Goldman Sachs, Series A, MTN, 5.120%, due
 01/31/02.........................................      1,000,000       998,375
HAROT Series 99-1, Class A3, 5.300%, due 09/15/02         150,000       148,482
Heller Financial, Inc., 6.500%, due 11/01/01......        350,000       350,755
Household Bank FSB, 6.870%, due 05/15/01..........        300,000       302,760
International Lease Finance Corp., 6.250%, due
 10/15/00.........................................        250,000       250,808
JDOT Series 99-A, Class A3, 5.940%, due 10/15/02..        250,000       249,660
KeyBank National Association, 5.306%, due
 03/18/02.........................................        600,000       599,298
McKesson HBOC, Inc., 6.600%, due 03/01/00.........        500,000       501,417
Meridian Bancorp, 6.625%, due 06/15/00............        250,000       250,792
Merrill Lynch & Co., 5.339%, due 06/24/03.........      1,000,000       995,137
Morgan Stanley, 8.875%, due 10/15/01..............        300,000       316,801
NAVOT Series 99-A, Class A3, 5.950%, due
 04/15/03.........................................        500,000       498,650
NCNB Corp., 9.125%, due 10/15/01..................        250,000       264,732
Niagara Mohawk Power, 6.875%, due 03/01/01........        250,000       252,057

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Face
                                                       Amount         Value
                                                    ------------- -------------
Bonds - (continued)
U.S. Corporate Bonds - (continued)
NorAm Energy Corp., 7.500%, due 08/01/00..........   $    555,000  $    561,257
PECO Energy Transition Trust, Series 99-A, Class
 A1, 5.480%, due 03/01/03.........................        300,000       298,545
PepsiCo, Inc., Series 1, MTN, 6.800%, due
 05/15/00.........................................        500,000       502,988
Pitney Bowes Credit Corp., Series C, MTN,
 6.780%, due 07/16/01.............................        300,000       302,499
Potomac Capital Investments NV, Series C, MTN,
 7.050%, due 10/02/01.............................        600,000       597,047
Textron Financial Corp., Series C, MTN,
 5.840%, due 02/19/02.............................        300,000       293,979
TJX Cos., Inc.,, 6.625%, due 06/15/00.............        500,000       504,175
Tyco International Ltd., 6.500%, due 11/01/01.....        300,000       300,219
UAC Series 99-A, Class A3, 5.570%, due 09/08/03...        200,000       198,038
UGI Utilities, Series B, MTN, 6.170%, due
 03/06/01.........................................        250,000       247,808
USA Waste Services, 6.125%, due 07/15/01..........        450,000       446,981
USG Corp., Series, B, 9.250%, due 09/15/01........        700,000       738,055
Wells Fargo Co., Series F, MTN, 6.750%, due
 05/12/00.........................................        250,000       251,684
WESTO Series 99-A, Class A3, 5.550%, due 05/20/03         500,000       495,375
Williams Cos., Series 144A, 5.950%, due 02/15/00..        375,000       374,476
Xerox Capital (Europe) PLC, 5.750%, due 05/15/02..        250,000       245,763
                                                                  -------------
                                                                     22,154,802
                                                                  -------------
International Dollar Bonds - 5.64%
Quebec Province, 9.000%, due 05/08/01.............        500,000       521,295
ST. George Bank, Series E, MTN, 5.241%, due
 03/20/02.........................................      1,000,000       997,035
                                                                  -------------
                                                                      1,518,330
                                                                  -------------
U.S. Government Agencies - 1.84%
Freddie Mac, Series 2131, Class BA,
 6.000%, due 11/15/17.............................        500,000       494,048
                                                                  -------------
U.S. Government Obligations - 4.85%
U.S. Treasury Notes
 5.625%, due 04/30/00.............................        380,000       381,069
 4.000%, due 10/31/00.............................        500,000       490,937
 6.500%, due 05/31/02.............................        425,000       434,563
                                                                  -------------
                                                                      1,306,569
                                                                  -------------
                                                                      1,800,617
                                                                  -------------
Total Bonds (Cost $25,653,333)....................                   25,473,749
                                                                  -------------

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                    Shares          Value
                                                -------------- ---------------
Short Term Investments - 6.00%
Investment Companies - 6.00%
Brinson Supplementary Trust U.S. Cash
 Management Prime Fund (Cost $1,614,029)......       1,614,029  $    1,614,029
                                                               ---------------
Total Investments (Cost $27,267,362) - 100.68%
 (a)..........................................                      27,087,778
Liabilities, less cash and other assets -
  (0.68%).....................................                        (183,097)
                                                               ---------------
Net Assets - 100%.............................                  $   26,904,681
                                                               ===============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $27,267,363; and net unrealized depreciation consisted of:

         Gross unrealized appreciation.............. $   15,402
         Gross unrealized depreciation..............   (194,986)
                                                     ----------
             Net unrealized depreciation............  $(179,584)
                                                     ==========

FRN: Floating rate note--The rate disclosed is that in effect at June 30, 1999. 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1999, the value of these securities amounted to $669,507 or 2.49% of net assets.




                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $25,653,333)........................  $25,473,749
  Affiliated issuers (Cost $1,614,029)...........................    1,614,029
 Receivables:
  Interest.......................................................      320,937
  Due from Advisor...............................................        3,551
 Other Assets....................................................        1,279
                                                                  ------------
    TOTAL ASSETS.................................................   27,413,545
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................      508,864
                                                                  ------------
    TOTAL LIABILITIES............................................      508,864
                                                                  ------------
NET ASSETS:
 Applicable to 2,633,516 shares; no par value, unlimited shares authorized.....................................................  $26,904,681
                                                                  ============
 Net asset value, offering price and redemption price per share
  price per share ($26,904,681 / 2,633,516 shares)...............  $   10.2163
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $26,361,436
 Accumulated net investment income...............................      789,995
 Accumulated net realized loss...................................      (67,166)
 Net unrealized depreciation.....................................     (179,584)
                                                                  ------------
    NET ASSETS...................................................  $26,904,681
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest...........................................................  $ 725,828
                                                                     ----------
    TOTAL INCOME....................................................    725,828
                                                                     ----------
EXPENSES:
 Professional.......................................................      2,880
 Trustees...........................................................        800
 Custodian..........................................................        314
 Other..............................................................        763
                                                                     ----------
    TOTAL EXPENSES..................................................      4,757
                                                                     ----------
    Expenses deferred by Advisor....................................     (3,551)
                                                                     ----------
    NET EXPENSES....................................................      1,206
                                                                     ----------
    NET INVESTMENT INCOME...........................................    724,622
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on:
  Investments.......................................................    (67,166)
                                                                     ----------
 Change in net unrealized appreciation or depreciation on:
  Investments.......................................................   (119,479)
                                                                     ----------
 Net realized and unrealized loss...................................   (186,645)
                                                                     ----------
 Net increase in net assets resulting from operations...............  $ 537,977
                                                                     ==========


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                     Six Months
                                                        Ended      Period Ended
                                                    June 30, 1999  December 31,
                                                     (Unaudited)      1998*
                                                    -------------  ------------
OPERATIONS:
 Net investment income.............................  $   724,622    $    65,373
 Net realized loss.................................      (67,166)            --
 Change in net unrealized appreciation or
  depreciation.....................................     (119,479)       (60,105)
                                                    ------------   ------------
 Net increase in net assets resulting from
  operations.......................................      537,977          5,268
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.......................................    1,360,268     25,001,158
                                                    ------------   ------------
 Net increase in net assets resulting from capital
  share transactions (a)...........................    1,360,268     25,001,158
                                                    ------------   ------------
    TOTAL INCREASE IN NET ASSETS...................    1,898,245     25,006,426
                                                    ------------   ------------
NET ASSETS:
 Beginning of period...............................   25,006,436             10
                                                    ------------   ------------
 End of period (including accumulated net
  investment income of $789,995 and $65,373,
  respectively)....................................  $26,904,681    $25,006,436
                                                    ============   ============
(a) A summary of capital share transactions
 follows:
                                                       Shares         Shares
                                                    -------------  ------------
 Shares sold.......................................      133,399      2,500,116
                                                    ============   ============

*The Fund commenced operations December 14, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE
 FIXED INCOME FUND                                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                    Six Months
                                                       Ended      Period Ended
                                                   June 30, 1999  December 31,
                                                    (Unaudited)      1998*
                                                   -------------  ------------
Net asset value, beginning of period..............    $10.0021      $10.0000
                                                     ---------     ---------
Income from investment operations:
 Net investment income............................      0.2738        0.0262
 Net realized and unrealized loss.................     (0.0596)      (0.0241)
                                                     ---------     ---------
  Total income from investment operations.........      0.2142        0.0021
                                                     ---------     ---------
Net asset value, end of period....................    $10.2163      $10.0021
                                                     =========     =========
Total return (non-annualized).....................        2.14%         0.02%
Ratios/Supplemental data
 Net assets, end of period (in 000s)..............    $ 26,905      $ 25,006
 Ratio of expenses to average net assets:
  Before expense reimbursement....................        0.04%**       0.01%**
  After expense reimbursement.....................        0.01%**        N/A
 Ratio of net investment income to average net
  assets..........................................
  Before expense reimbursement....................        5.74%**       5.31%**
  After expense reimbursement.....................        5.77%**        N/A
 Portfolio turnover rate..........................          74%            0%

* The Fund commenced operations December 14, 1998.
** Annualized
  N/A=Not Applicable


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Shares       Value
                                                      ----------- ------------
Investment Companies - 100.00%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $453,768,060)...................... 453,768,060 $453,768,060
Cash and other assets, less liabilities - 0.00%......                    3,623
                                                                  ------------
Net Assets - 100%....................................             $453,771,683
                                                                  ============

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value (Cost $453,768,060).......................  $453,768,060
 Receivables:
  Interest.......................................................     1,971,836
                                                                  -------------
    TOTAL ASSETS.................................................   455,739,896
                                                                  -------------
LIABILITIES:
 Payables:
  Dividends......................................................     1,964,881
  Other liabilities..............................................         3,332
                                                                  -------------
    TOTAL LIABILITIES............................................     1,968,213
                                                                  -------------
NET ASSETS:
 Applicable to 453,771,683 shares; no par value, unlimited shares authorized.....................................................  $453,771,683
                                                                  =============
 Net asset value, offering price and redemption price per share
  price per share ($453,771,683 / 453,771,683 shares)............  $     1.0000
                                                                  =============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $453,771,683
                                                                  -------------
    NET ASSETS...................................................  $453,771,683
                                                                  =============


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest..........................................................  $11,070,394
                                                                    ------------
    TOTAL INCOME...................................................   11,070,394
                                                                    ------------
EXPENSES:
 Professional......................................................        8,953
 Custodian.........................................................        2,329
 Trustees..........................................................        3,711
 Other.............................................................        7,081
                                                                    ------------
    TOTAL EXPENSES.................................................       22,074
                                                                    ------------
    NET INVESTMENT INCOME..........................................  $11,048,320
                                                                    ============



                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  Six Months
                                                Ended June 30,   Period Ended
                                                     1999        December 31,
                                                 (Unaudited)        1998*
                                                --------------  --------------
OPERATIONS:
 Net investment income.........................  $  11,048,320   $  11,557,385
 Net realized loss.............................             --            (844)
                                                --------------  --------------
 Net increase in net assets resulting from
  operations...................................     11,048,320      11,556,541
                                                --------------  --------------
DISTRIBUTIONS:
 Net Investment Income.........................    (11,047,476)    (11,557,385)
                                                --------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold...................................    772,146,736     905,743,780
 Shares reinvested.............................      2,283,008         591,582
 Shares redeemed...............................   (619,883,118)   (607,110,306)
                                                --------------  --------------
 Net increase in net assets resulting from
  capital share transactions (a)...............    154,546,626     299,225,056
                                                --------------  --------------
    TOTAL INCREASE IN NET ASSETS...............    154,547,470     299,224,212
                                                --------------  --------------
NET ASSETS:
 Beginning of period...........................    299,224,213               1
                                                --------------  --------------
 End of period.................................  $ 453,771,683   $ 299,224,213
                                                ==============  ==============
(a) A summary of capital share transactions
 follows:
                                                    Shares          Shares
                                                --------------  --------------
 Shares sold...................................    772,146,736     905,743,780
 Shares reinvested.............................      2,283,008         591,582
 Shares redeemed...............................   (619,883,118)   (607,110,306)
                                                --------------  --------------
  Net increase in shares outstanding...........    154,546,626     299,225,056
                                                ==============  ==============

*The Fund commenced operations February 18, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                      Six Months
                                                         Ended     Period Ended
                                                     June 30, 1999 December 31,
                                                      (Unaudited)     1998*
                                                     ------------- ------------
Net asset value, beginning of period................    $ 1.0000     $ 1.0000
                                                       ---------    ---------
Income from investment operations:
 Net investment income..............................      0.0244       0.0477
 Net realized and unrealized gain...................      0.0000       0.0000
                                                       ---------    ---------
  Total income from investment operations...........      0.0244       0.0477
                                                       ---------    ---------
Distribution:
 Net investment income..............................     (0.0244)     (0.0477)
                                                       ---------    ---------
Net asset value, end of period......................    $ 1.0000     $ 1.0000
                                                       =========    =========
Total return (non-annualized).......................       2.52%        4.88%
Ratios/Supplemental data
 Net assets, end of period (in 000s)................    $453,772     $299,224
 Ratio of expenses to average net assets:
  Before expense reimbursement......................       0.01%**      0.01%**
  After expense reimbursement.......................         N/A        0.01%**
 Ratio of net investment income to average net
  assets:
  Before expense reimbursement......................       5.01%**      5.52%**
  After expense reimbursement.......................         N/A        5.52%**

* The Fund commenced operations February 18, 1998.
** Annualized
N/A = Not Applicable


                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

The objective of the Brinson Short-Term Fund is to maximize total U.S. dollar return, consisting of capital appreciation and income, without assuming unnecessary risk. Since the Fund's inception on December 31, 1998, it has produced a return of 2.55%. These results are slightly above the benchmark, which has returned 2.52% over the same period.

The volatility in interest rates during the first quarter of 1999 gave way to a general trend of rising rates over the first half of the year. Rate increases were spurred by expectations of higher inflation, and anticipation of the 25 basis point rate hike by the Federal Reserve which occurred on June 30. As a result of these recent yield increases, we feel that most bonds are now attractively priced, and we are biased toward a slight extension of the portfolio's duration.

Additionally, we believe that credit spreads over "risk free" U.S. Treasury securities are generally attractive. In our opinion, the premium being paid for taking even modest credit risk more than adequately compensates for the real risk inherent in many corporate-issued securities. Our strategy is to take advantage of that yield disparity by holding securities with at least a moderate degree of perceived credit risk.

We currently favor commercial paper instruments over government securities due to the yield advantage described above. Our strategy is to assume a moderate degree of credit risk by holding securities rated A-2 by Standard and Poors (indicating a strong degree of safety) and/or P-2 (defined as having a strong capacity for repayment) by Moody's Investor services. Referred to as "A-2/P-2 commercial paper," these instruments lie approximately in the middle of the investment-grade short-term debt risk spectrum.

 BRINSON SHORT-TERM FUND
--------------------------------------------------------------------------------

Total Return

                           12/31/98*
                              to
                            6/30/99
------------------------------------
 Brinson Short-Term Fund     2.55%
------------------------------------
 U.S. Libor (30 day)         2.52
------------------------------------

 *Inception date of the Brinson Short-Term Fund.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Short-Term Fund and the U.S. Libor (30 day) if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Short-Term Fund vs. U.S. Libor (30 day)
                           [LINE GRAPH APPEARS HERE]
                         @FINACT:[72728]72728FJLAN.EFT

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON SHORT-TERM FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                      Face Amount    Value
                                                      ----------- -----------
Short-Term Investments - 135.74%
Commercial Paper - 135.74%
Bergen Brunswig Drug Corp., 5.05%, due 07/06/99......  $1,022,000  $1,021,283
Browning Ferris Industries, Inc., 5.27%, due
 07/09/99............................................   1,010,000   1,008,817
Centex Corp., 5.08%, due 07/08/99....................   1,020,000   1,018,992
GATC Corp., 5.27%, due 08/13/99......................   1,094,000   1,087,114
Phillips Petroleum Co., 5.25%, due 07/15/99..........   1,021,000   1,018,915
                                                                  -----------
Total Short-Term Investments (Cost $5,155,121).......               5,155,121
                                                                  -----------
Total Investments (Cost $5,155,121) - 135.74% (a)....               5,155,121
Liabilities, less cash and other assets - (35.74)%...              (1,357,256)
                                                                  -----------
Net Assets - 100%....................................              $3,797,865
                                                                  ===========



                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at Value:
  Unaffiliated issuers (Cost $5,155,121)..........................  $5,155,121
 Receivables:
  Due from Advisor................................................       3,900
                                                                   -----------
    TOTAL ASSETS..................................................   5,159,021
                                                                   -----------
LIABILITIES:
  Other liabilities...............................................   1,361,156
                                                                   -----------
    TOTAL LIABILITIES.............................................   1,361,156
                                                                   -----------
NET ASSETS:
 Applicable to 370,346 shares; no par value, unlimited shares authorized......................................................  $3,797,865
                                                                   ===========
 Net asset value, offering and redemption price per share
  ($3,797,865 / 370,346 shares)...................................  $  10.2549
                                                                   ===========
NET ASSETS CONSIST OF:
 Paid in capital..................................................  $3,681,271
 Accumulated net investment income................................     116,740
 Accumulated net realized loss....................................        (146)
                                                                   -----------
    NET ASSETS....................................................  $3,797,865
                                                                   ===========



                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest............................................................  $117,856
                                                                      ---------
    TOTAL INCOME.....................................................   117,856
                                                                      ---------
EXPENSES:
 Professional........................................................     3,276
 Trustees............................................................       910
 Custodian...........................................................        55
 Other...............................................................       775
                                                                      ---------
    TOTAL EXPENSES...................................................     5,016
                                                                      ---------
    Expenses deferred by Advisor.....................................    (3,900)
                                                                      ---------
    NET EXPENSES.....................................................     1,116
                                                                      ---------
    NET INVESTMENT INCOME............................................   116,740
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS:
 Net realized loss on:
  Investments........................................................      (146)
                                                                      ---------
 Net increase in net assets resulting from operations................  $116,594
                                                                      =========



                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Six Months
                                                                      Ended
                                                                  June 30, 1999
                                                                   (Unaudited)
                                                                  -------------
OPERATIONS:
 Net investment income...........................................   $  116,740
 Net realized loss...............................................         (146)
                                                                   -----------
 Net increase in net assets resulting from operations............      116,594
                                                                   -----------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................................    6,769,881
 Shares redeemed.................................................   (3,088,620)
                                                                   -----------
 Net increase in net assets resulting from capital share
  transactions (a)...............................................    3,681,261
                                                                   -----------
    TOTAL INCREASE IN NET ASSETS.................................    3,797,855
                                                                   -----------
NET ASSETS:
 Beginning of period.............................................           10
                                                                   -----------
 End of period (including accumulated net investment income of
  $116,740)......................................................   $3,797,865
                                                                   ===========
(a) A summary of capital share transactions follows:
                                                                     Shares
                                                                  -------------
 Shares sold.....................................................      674,644
 Shares redeemed.................................................     (304,298)
                                                                   -----------
  Net increase in shares outstanding.............................      370,346
                                                                   ===========


                See accompanying notes to financial statements.

 BRINSON SHORT-TERM FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                    Six Months
                                                                      Ended
                                                                  June 30, 1999*
                                                                   (Unaudited)
                                                                  --------------
Net asset value, beginning of period.............................    $10.0000
                                                                    ---------
Income from investment operations:
 Net investment income...........................................      0.3152
 Net realized and unrealized loss................................     (0.0603)
                                                                    ---------
  Total income from investment operations........................      0.2549
                                                                    ---------
Net asset value, end of period...................................    $10.2549
                                                                    =========
Total return (non-annualized)....................................       2.55%
Ratios/Supplemental data
 Net assets, end of period (in 000s).............................    $  3,798
 Ratio of expenses to average net assets:
  Before expense reimbursement...................................       0.23%**
  After expense reimbursement....................................       0.05%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...................................       5.07%**
  After expense reimbursement....................................       5.25%**
 Portfolio turnover rate.........................................         N/A

* The Fund commenced operations December 31, 1998
** Annualized
 N/A=Not Applicable


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

In selecting issues for the Brinson High Yield Fund, we incorporate our analysis of interest rate sensitivity, maturity mix, and sector valuation, as well as security specific research--compiled by our fixed income and equity research teams. Successful high yield fixed income investing involves capturing the market's high total return potential while minimizing losses due to credit deterioration or default. We believe that many high yield managers sacrifice safety while reaching for high current income. In contrast, at the forefront of our philosophy is a focus on asset coverage and preservation of principal. Our disciplined process avoids taking large risks solely for the sake of a high indicated yield.

Our investment process consists of four stages:

 .  Identify high quality issuers with substantial asset coverage.

 . Identify issuers generating free cash flow with a focus on deleveraging their balance sheet.

 . Consider relative value: does expected return from the investment adequately compensate for risk?

 .  Diversify holdings by issuer and industry.

Since its performance inception on April 30, 1995, the Brinson High Yield Fund has returned 7.33% compared to 9.52% for its benchmark, the Merrill Lynch High Yield Master Index. Over the most recent six-month period, the Fund has returned 1.95% versus the index return of 1.76%. Volatility of the Fund (since its inception) has been slightly higher than that of the benchmark at 6.95% versus 5.34%.

Rising U.S. Treasury yields, above-trend GDP growth and a more benign global economic outlook resulted in tighter high yield bond spreads in the first half of 1999. (Prices, of high yield bonds increased relative to U.S. treasuries, bringing forward-looking "risky" bond yields closer to those of "riskless" government-backed treasury bonds.) Spreads over treasuries tightened significantly from 5.55% at December 31, 1998 to 4.51% at June 30, 1999. Lower rated high yield bonds have generally outperformed their higher quality counterparts thus far in 1999, as investors have, to some degree, reversed the flight-to-quality which occurred during the second half of 1998. We continue to believe that additional spread tightening is warranted at current levels.

Our valuation model indicates that the high yield bond market is expected to generate an annualized total return of approximately 10.5% over the course of the next 3 years. We continue to believe that issue selection remains paramount in generating solid returns from a high yield portfolio, and our focus remains on single-B rated companies that we expect will demonstrate improving credit quality over a 12 to 18 month horizon. Specifically, we have reduced our underweight in cyclical industries (which performed well during the first half of the year) including paper and energy, and modestly reduced our overweight in cable television and broadcasting.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Total Return

                                           6 Months 1 Year  3 Years Annualized
                                            Ended    Ended   Ended   4/30/95*
                                           6/30/99  6/30/99 6/30/99 to 6/30/99
------------------------------------------------------------------------------
 Brinson High Yield Fund                    1.95%   -5.80%   5.94%    7.33%
------------------------------------------------------------------------------
 Merrill Lynch High Yield Master Index**    1.76     0.94    8.72     9.52
------------------------------------------------------------------------------

 *Performance inception date of the Brinson High Yield Fund.
 ** Effective December 31, 1998, the Fund's benchmark changed from the First
    Boston High Yield Bond Index to the Merrill Lynch High Yield Master Index. All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund
vs. Merrill Lynch High Yield Master Index

BRINSON HIGH YIELD FUND CHART

Funds returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

 Industry Diversification

 As a Percent of Net Assets
 As of June 30, 1999 (Unaudited)

  U.S. BONDS
  Corporate Bonds
   Auto......................    3.08%
   Business & Public
    Service..................    3.59
   Chemicals.................    1.71
   Construction..............    3.01
   Consumer..................    2.09
   Electronics and Electric
    Components...............    0.73
   Energy....................    0.54
   Financial Services........    0.99
   Food & House Products.....    4.93
   Health....................    3.87
   Industrial................    0.87
   Multi-Industry............    0.76
   Radio Broadcasting........    5.19
   Real Estate...............    1.01
   Recreation................    9.39
   Retail....................    3.26
   Services/Miscellaneous....   16.74
   Telecommunications........   11.58
   Television Broadcasting...   14.59
                              --------
    Total U.S. Corporate
     Bonds...................   87.93
                              --------
    International Dollar
     Bonds...................    2.90
                              --------
    Total U.S. Bonds.........   90.83
                              --------
  U.S. EQUITIES..............    2.66
                              --------
    SHORT-TERM INVESTMENTS...    4.81
                              --------
  TOTAL INVESTMENTS..........   98.30
  CASH AND OTHER ASSETS,
   LESS LIABILITIES..........    1.70
                              --------
    NET ASSETS...............  100.00%
                              ========

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                          Face
                                                         Amount        Value
                                                      ------------ -------------

Bonds - 90.83%
U.S. Corporate Bonds - 87.93%
Ackerley Group Inc., Series B, 9.000%, due
 01/15/09...........................................   $ 3,500,000  $  3,456,250
Adams Outdoor Advertising, 10.750%, due 03/15/06....     1,000,000     1,065,000
Allbritton Communications Co., 9.750%, due
 11/30/07...........................................     1,500,000     1,518,750
Allbritton Communications Co., Series B,
 8.875%, due 02/01/08...............................     2,500,000     2,406,250
Alliance Laundry Systems, 144A, 9.625%, due
 05/01/08...........................................     2,750,000     2,523,125
American Media, Inc., 144A, 10.250%, due 05/01/09...     2,000,000     2,015,000
Aurora Foods, Inc., Series B, 9.875%, due 02/15/07..     3,500,000     3,622,500
Aurora Foods, Inc., Series D, 9.875%, due 02/15/07..     1,000,000     1,035,000
Avalon Cable Holdings, 144A, 9.375%, due 12/01/08...     3,150,000     3,201,187
Bally Total Fitness Corp., Series D, 9.875%, due
 10/15/07...........................................     3,750,000     3,637,500
BGF Industries, Inc., 144A, 10.250%, due 01/15/09...     2,000,000     1,820,000
Big City Radio, Inc., 0.000%, due 03/15/05 (c)......     3,000,000     2,130,000
Big Flower Holdings, Inc., 8.625%, due 12/01/08.....     4,000,000     3,680,000
Bresnan Communications Group, 144A,
 0.000%, due 02/01/09 (d)...........................     4,000,000     2,600,000
Budget Group, Inc., 144A, 9.125%, due 04/01/06......     3,500,000     3,228,750
Building Materials Corp., 8.000%, due 12/01/08......     3,500,000     3,263,750
Capstar Broadcasting Partners, Inc.,
 0.000%, due 02/01/09 (e)...........................     2,500,000     2,112,500
CB Richard Ellis Services, Inc., 8.875%, due
 06/01/06...........................................     3,500,000     3,377,500
CBS Radio, Inc......................................     3,158,400     3,580,836
Centennial Cellular, 144A, 10.750%, due 12/15/08....     4,500,000     4,646,250
Century Communications Corp., 0.000%, due 01/15/08..     6,500,000     2,892,500
Chancellor Media Corp., 9.000%, due 10/01/08........     1,000,000     1,017,500
Charter Communications Holdings, 144A,
 0.000%, due 04/01/11 (f)..............................  3,000,000     1,860,000
Citadel Broadcasting Co., 10.250%, due 07/01/07.....     2,500,000     2,693,750
Clearnet Communications, 0.000%, due 05/01/09 (g)...       375,000       213,750
Collins & Alkman Corp., 11.500%, due 04/15/06.......     3,500,000     3,517,500
CSC Holdings, Inc., 7.625%, due 07/15/18............     2,050,000     1,898,813
Cumulus Media, Inc., 10.375%, due 07/01/08..........     4,000,000     4,240,000
Diamond Triumph Autoglass, Inc., 144A,
 9.250%, due 04/01/08...............................     3,250,000     3,152,500
Digital Television Services, Series B, 12.500%, due
 08/01/07...........................................     2,000,000     2,197,500
Dobson/Sygnet, Inc., 144A, 12.250%, due 12/15/08....     3,750,000     3,937,500
Eagle Family Foods, Series B, 8.750%, due 01/15/08..     4,000,000     3,580,000
Echostar DBS Corp., 144A, 9.375%, due 02/01/09......     2,000,000     2,035,000
Exodus Communications, Inc., 144A, 11.250%, due
 07/01/08...........................................       750,000       787,500
Falcon Holding Group Series B, 0.000%, due 04/15/10
 (h)................................................     4,000,000     2,800,000
Federal-Mogul Corp., 144A, 7.500%, due 01/15/09.....     3,250,000     2,995,281
Florida Panthers Corp., 9.875%, due 04/15/09........     2,000,000     1,870,000
Fortress Group, Inc., 13.750%, due 05/15/03.........     4,000,000     2,800,000
Fox/Liberty Networks, 0.000%, due 08/15/07 (i)......     4,250,000     3,315,000

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                                  Face
                                                                 Amount        Value
                                                              ------------ -------------

U.S. Corporate Bonds - (continued)
Fundy Cable Ltd., 11.000%, due 11/15/05.....................   $ 3,000,000  $  3,270,000
Global Imaging Systems, Inc., 144A, 10.750%, due 02/15/07...     2,000,000     1,960,000
Golden Sky DBS Inc., 144A, 0.000%, due 03/01/07.............     3,500,000     2,082,500
Golden Sky Systems, Inc. Series B, 12.375%, due 08/01/06....     2,350,000     2,632,000
Granite Broadcasting, Corp., 10.375%, due 05/15/05..........     2,000,000     2,020,000
Group Maintenance America Corp., 144A,
 9.750%, due 01/15/09.......................................     3,700,000     3,630,625
Harvey Casinos Resorts, 10.625%, due 06/01/06...............     1,500,000     1,560,000
ICG Holdings Inc., 0.000%, due 05/01/06 (j).................     3,000,000     2,340,000
Icon Fitness Corp., Series B, 0.000%, due 11/15/06 (k)......     7,000,000        70,000
Integrated Electrical Services, Inc., 144A,
 9.375%, due 02/01/09.......................................     3,500,000     3,447,500
Interep National Radio Sales, Series B,
 10.000%, due 07/01/08......................................     3,000,000     3,067,500
Intermedia Communications, Inc., Series B,
 0.000%, due 07/15/07 (l)...................................     4,850,000     3,455,625
International Comfort Products Corp., Series B,
 8.625%, due 05/15/08.......................................     1,000,000     1,070,000
Iron Mountain, Inc., 8.750%, due 09/30/09...................     4,550,000     4,413,500
Isle of Capri Casinos, Inc., 144A, 8.750%, due 04/15/09.....     1,000,000       937,500
J.H. Heafner Co., 144A, 10.000%, due 05/15/08...............     3,000,000     2,985,000
J.H. Heafner Co., Inc., 10.000%, due 05/15/08...............       205,000       203,975
JCAC, Inc., 10.125%, due 06/15/06...........................     2,380,000     2,579,325
Lamar Advertising Co., 9.625%, due 12/01/06.................     1,600,000     1,648,000
Lamar Advertising Co., 8.625%, due 09/15/07.................     2,000,000     1,960,000
Level 3 Communications, 0.000%, due 12/01/08 (m)............     4,000,000     2,460,000
Liberty Group Operating, 9.375%, due 02/01/08...............     3,500,000     3,290,000
Lifepoint Hospitals Holdings, 144A, 10.750%, due 05/15/09...     2,000,000     2,035,000
LIN Holdings Corp., 0.000%, due 03/01/08....................     4,500,000     2,970,000
Lowes Cineplex Entertainment Corp., 8.875%, due 08/01/08....     3,000,000     2,865,000
Lyondell Chemical Co., 9.875%, due 05/01/07.................     1,000,000     1,022,500
Mail Well Corp., Series B, 8.750%, due 12/15/08.............     4,000,000     3,880,000
Mediacom LLC., Series B, 8.500%, due 04/15/08...............     4,350,000     4,089,000
Mohegan Tribal Gaming Authority Corp.,
 8.750%, due 01/01/09.......................................     3,500,000     3,465,000
MTS, Inc., 9.375%, due 05/01/05.............................     3,375,000     2,565,000
National Equipment Services, Inc., 10.000%, due 11/30/04....     1,000,000     1,010,000
NationsRent, Inc., 10.375%, due 12/15/08....................     3,250,000     3,217,500
NBTY, Inc., Series B, 8.625%, due 09/15/07..................     3,750,000     3,225,000
New World Pasta Co., 144A, 9.250%, due 02/15/09.............     3,750,000     3,646,875
Newpark Resources, Inc., Series B, 8.625%, due 12/15/07.....     2,000,000     1,930,000
Nextel Communications, Inc.,144A, 0.000%, due 09/15/07 (n)..     5,500,000     4,001,250
Nortek, Inc., Series B, 9.125%, due 09/01/07................     3,000,000     2,970,000
NTL Communications, Inc., Series B,
 0.000%, due 10/01/08 (o)...................................     5,000,000     3,412,500

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                         Face
                                                        Amount        Value
                                                     ------------ -------------

U.S. Corporate Bonds - (continued)
Packaging Corp. of America 144A, 9.625%, due
 04/01/09..........................................   $ 1,000,000  $  1,015,000
Paxson Communications Corp., 11.625%, due
 10/01/02..........................................     3,000,000     3,120,000
Pegasus Communications Corp., Series B,
 9.625%, due 10/15/05..............................     2,000,000     1,960,000
Pegasus Communications Corp., Series B,
 9.750%, due 12/01/06..............................     1,000,000     1,000,000
Phoenix Color, Inc., 10.375%, due 02/01/09.........     4,000,000     3,920,000
Premier Parks, Inc., 0.000%, due 04/01/08 (p)......     7,690,000     5,113,850
PSINet Inc., 11.500%, due 11/01/08.................     2,000,000     2,110,000
PSINet Inc., Series B, 10.000%, due 02/15/05.......     1,000,000     1,005,000
Quest Diannostic Corp., 144A, 9.875%, due
 07/01/09..........................................     1,000,000     1,012,500
Qwest Communications International Inc.,
 0.000%, due 10/15/07 (q)..........................     3,000,000     2,340,000
R. H. Donnelly, Inc., 9.125%, due 06/01/08.........     3,250,000     3,258,125
Range Resources Corp., 8.750%, due 01/15/07........     2,000,000     1,800,000
Rayovac Corp., Series B, 10.250%, due 11/01/06.....     2,300,000     2,461,000
Revlon Consumer Products, 8.625%, due 02/01/08.....     3,500,000     3,272,500
Scotts Co., 144A, 8.625%, due 01/15/09.............     3,500,000     3,447,500
SFX Entertainment, Inc., Series B, 9.125%, due
 02/01/08..........................................     4,000,000     3,920,000
Simmons Co., 144A, 10.250%, due 03/15/09...........     3,500,000     3,552,500
Sinclair Broadcast Group, Inc., 8.750%, due
 12/15/07..........................................     3,500,000     3,395,000
Sleepmaster Corp., 144A, 11.000%, due 05/15/09.....     1,000,000     1,017,500
Speedway Motorsports, Inc., 8.500%, due 08/15/07...     2,500,000     2,525,000
Speedway Motorsports, Inc., 144A, 8.500%, due
 08/15/07..........................................     1,000,000     1,010,000
Splitrock Services, Inc., Series B, 11.750%, due
 07/15/08..........................................       500,000       467,500
Supreme International Corp., 144A, 12.250%, due
 04/01/06..........................................     1,500,000     1,515,000
T/SF Communications Corp., Series B,
 10.375%, due 11/01/07.............................     3,000,000     3,000,000
Telecorp PCS Inc., 144A, 0.000%, due 04/15/09 (r)..     3,000,000     1,657,500
TeleWest Communications plc, 0.000%, due 10/01/07
 (s)...............................................     1,000,000       890,000
TeleWest Communications plc, 144A,
 0.000%, due 04/15/09 (t)..........................       500,000       333,125
Tenet Healthcare Corp., 8.625%, due 01/15/07.......     1,500,000     1,477,500
Tenet Healthcare Corp., Series B, 8.125%, due
 12/01/08..........................................     2,000,000     1,890,000
Trans-Resources, Inc., Series B, 0.000%, due
 03/15/08 (u)......................................     3,000,000     1,515,000
TransWestern Publishing Co., 9.625%, due 11/15/07..     4,000,000     3,935,000
Triton PCS, Inc., 0.000%, due 05/01/08 (v).........     4,000,000     2,570,000
Unisys Corp., 11.750%, due 10/15/04................     2,500,000     2,775,000
United Artists Theatre Circuit, Inc., Series B,
 9.750%, due 04/15/08..............................     1,400,000       994,000
United Industries Corp., 144A, 9.875%, due
 04/01/09..........................................     3,500,000     3,185,000
United Rentals, Inc., Series B, 9.250%, due
 01/15/09..........................................     1,000,000       985,000
United Rentals, Inc., Series B, 9.500%, due
 06/01/08..........................................     4,320,000     4,341,600
Verio Inc., 13.500%, due 06/15/04..................     2,550,000     2,856,000
Victory Markets, Inc., 12.500%, due 03/15/00.......     2,000,000        40,000

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                        Face
                                                       Amount        Value
                                                    ------------ -------------

U.S. Corporate Bonds - (continued)
Waterford Gaming, 144A, 9.500%, due 03/15/10.......  $ 3,500,000  $  3,473,750
Wesco Distribution, Inc., Series B, 9.125%, due
 06/01/08..........................................      500,000       483,750
Young Broadcasting Corp., 9.000%, due 01/15/06.....    3,000,000     2,932,500
                                                                 -------------
Total U.S. Corporate Bonds.........................                293,684,617
                                                                 -------------
International Dollar Bonds - 2.90%
COLT Telecom Group, 0.000%, due 12/15/06 (w).......    4,000,000     3,320,000
Energis plc, 144A, 9.750%, due 06/15/09............      750,000       759,375
Imax, Corp., 7.875%, due 12/01/05..................    2,250,000     2,117,813
Morocco - Loan Tranche A FRN, 5.906%, due
 01/01/09..........................................    3,333,333     2,683,333
Microcell Telecommunications, Inc., Series B,
 0.000%, due 06/01/06 (x)..........................    1,000,000       807,500
                                                                 -------------
Total International Dollar Bonds...................                  9,688,021
                                                                 -------------
Total Bonds (Cost $314,672,920)....................                303,372,638
                                                                 -------------
                                                       Shares
                                                    ------------

Equities - 2.66%
U.S. Equities
CSC Holdings, Inc., Series M.......................       31,922     3,479,468
Icon Health & Fitness Capital, Inc., Warrants......        4,000            40
Paxson Communications Corp.........................        1,500     1,368,750
Pegasus Communications Corp........................      151,081         1,556
Pegasus Communications Corp., Series A, PIK
 Convertible Preferred, 12.750%....................        3,807     3,921,210
Pegasus Communications Corp., Warrants.............        3,000       105,000
Renaissance Cosmetics, Inc., PIK Convertible
 Preferred, 14.000%................................        7,618         7,618
Renaissance Cosmetics, Inc., Warrants..............        4,000            --
Renaissance Cosmetics, Inc., Warrants..............        5,000            --
Royal Oak Mines, Inc...............................      171,428            --
                                                                 -------------
Total Equities (Cost $17,481,499)..................                  8,883,642
                                                                 -------------
Short-Term Investments - 4.81%
Investment Companies - 4.81%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $16,076,063).....................   16,076,063    16,076,063
                                                                 -------------
Total Investments (Cost $348,230,482) - 98.30%
 (a)...............................................                328,332,343
Cash and other assets, less liabilities - 1.70%....                  5,669,028
                                                                 -------------
Net Assets - 100.00%...............................               $334,001,371
                                                                 =============

               See accompanying notes to schedule of investments.

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $348,230,482; and net unrealized depreciation consisted of:

        Gross unrealized appreciation............  $  3,899,883
        Gross unrealized depreciation............   (23,798,022)
                                                  -------------
            Net unrealized depreciation..........  $(19,898,139)
                                                  =============

(b) Non-income producing security
(c) Interest rate 0.000% until 03/15/01, then 11.25% to maturity
(d) Interest rate 0.000% until 02/01/04, then 9.25% to maturity
(e) Interest rate 0.000% until 02/01/02, then 12.500% to maturity
(f) Interest rate 0.000% until 04/01/04, then 9.92% to maturity
(g) Interest rate 0.000% until 05/01/04, then 10.125% to maturity
(h) Interest rate 0.000% until 04/15/03, then 9.285% to maturity
(i) Interest rate 0.000% until 08/15/02, then 9.75% to maturity
(j) Interest rate 0.000% until 05/01/01, then 12.50% to maturity
(k) Interest rate 0.000% until 11/15/01, then 14.00% to maturity
(l) Interest rate 0.000% until 07/15/02, then 11.25% to maturity
(m) Interest rate 0.000% until 12/01/03, then 10.50% to maturity
(n) Interest rate 0.000% until 09/15/02, then 10.65% to maturity
(o) Interest rate 0.000% until 10/01/03, then 12.375% to maturity
(p) Interest rate 0.000% until 04/01/03, then 10.00% to maturity
(q) Interest rate 0.000% until 10/15/02, then 9.47% to maturity
(r) Interest rate 0.000% until 04/15/01, then 11.625% to maturity
(s) Interest rate 0.000% until 04/15/04, then 9.25% to maturity
(t) Interest rate 0.000% until 10/01/00, then 11.00% to maturity
(u) Interest rate 0.000% until 03/15/03, then 12.00% to maturity
(v) Interest rate 0.000% until 05/01/03, then 11.00% to maturity
(w) Interest rate 0.000% until 12/15/01, then 12.00% to maturity
(x) Interest rate 0.000% until 12/01/01, then 14.000% to maturity
FRN: Floating rate note, rate disclosed is as of June 30, 1999.
PIK: Payment in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $81,507,093 or 24.40% of net assets.

                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $332,154,419)......................  $312,256,280
  Affiliated issuers (Cost $16,076,063).........................    16,076,063
 Receivables:
  Interest......................................................     6,329,378
  Investment securities sold....................................        99,933
  Dividends.....................................................       242,696
  Due from Advisor..............................................        43,578
                                                                 -------------
    TOTAL ASSETS................................................   335,047,928
                                                                 -------------
LIABILITIES:
 Payables:
  Investment securities purchased...............................     1,000,000
  Due to custodian bank.........................................         2,979
  Other liabilities.............................................        43,578
                                                                 -------------
    TOTAL LIABILITIES...........................................     1,046,557
                                                                 -------------
NET ASSETS:
 Applicable to 24,868,541 shares; no par value, unlimited shares authorized....................................................  $334,001,371
                                                                 =============
 Net asset value, offering price and redemption price per share
  price per share ($334,001,371 / 24,868,541 shares)............  $    13.4307
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $292,133,344
 Accumulated net investment income..............................    71,373,571
 Accumulated net realized loss..................................    (9,607,405)
 Net unrealized depreciation....................................   (19,898,139)
                                                                 -------------
    NET ASSETS..................................................  $334,001,371
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest.........................................................  $15,144,666
 Dividends........................................................      339,565
                                                                   ------------
    TOTAL INCOME..................................................   15,484,231
                                                                   ------------
EXPENSES:
 Professional.....................................................       14,661
 Custodian........................................................        4,095
 Trustees.........................................................        2,353
 Other............................................................          905
                                                                   ------------
    TOTAL EXPENSES................................................       22,014
                                                                   ------------
    Expenses deferred by Advisor..................................      (22,014)
                                                                   ------------
    NET EXPENSES..................................................            0
                                                                   ------------
    NET INVESTMENT INCOME.........................................   15,484,231
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS:
 Net realized loss on:
  Investments.....................................................   (7,225,684)
 Change in net unrealized appreciation or depreciation on:
  Investments.....................................................   (2,337,673)
                                                                   ------------
 Net realized and unrealized loss.................................   (9,563,357)
                                                                   ------------
 Net increase in net assets resulting from operations.............  $ 5,920,874
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                Six Months
                                                   Ended
                                               June 30, 1999     Year Ended
                                                (Unaudited)   December 31, 1998
                                               -------------  -----------------
OPERATIONS:
 Net investment income........................  $ 15,484,231     $ 23,451,286
 Net realized loss............................    (7,225,684)     (13,955,595)
 Change in net unrealized appreciation or
  depreciation................................    (2,337,673)     (16,983,209)
                                               -------------    -------------
 Net increase (decrease) in net assets
  resulting from operations...................     5,920,874       (7,487,518)
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold..................................    42,546,432      177,164,918
 Shares redeemed..............................   (22,948,782)     (17,715,079)
                                               -------------    -------------
 Net increase in net assets resulting from
  capital share transactions (a)..............    19,597,650      159,449,839
                                               -------------    -------------
    TOTAL INCREASE IN NET ASSETS..............    25,518,524      151,962,321
                                               -------------    -------------
NET ASSETS:
 Beginning of period..........................   308,482,847      156,520,526
                                               -------------    -------------
 End of period (including accumulated net
  investment income of $71,373,571 and
  $55,889,340, respectively)..................  $334,001,371     $308,482,847
                                               =============    =============
(a) A summary of capital share transactions
 follows:
                                                  Shares           Shares
                                               -------------  -----------------
 Shares sold..................................     3,146,551       13,471,230
 Shares redeemed..............................    (1,694,801)      (1,262,864)
                                               -------------    -------------
  Net increase in shares outstanding..........     1,451,750       12,208,366
                                               =============    =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          Six Months
                          Ended June       Year Ended December 31,        Period Ended
                           30, 1999     --------------------------------- December 31,
                          (Unaudited)     1998        1997        1996       1995*
                          -----------   ---------   ---------   --------- ------------
Net asset value,
 beginning of period....    $13.1736     $13.9645    $12.3175    $10.7361   $10.0000
                           ---------    ---------   ---------   ---------  ---------
Income from investment
 operations:
 Net investment income..      0.4833       1.4678**    1.3299**    0.8041     0.5408
 Net realized and
  unrealized gain
  (loss)................     (0.2262)     (2.2587)     0.3171      0.7773     0.1953
                           ---------    ---------   ---------   ---------  ---------
  Total income (loss)
   from investment
   operations...........      0.2571      (0.7909)     1.6470      1.5814     0.7361
                           ---------    ---------   ---------   ---------  ---------
Net asset value, end of
 period.................    $13.4307     $13.1736    $13.9645    $12.3175   $10.7361
                           =========    =========   =========   =========  =========
Total return (non-
 annualized)............       1.95%      (5.66)%      13.37%      14.73%      7.36%
Ratios/Supplemental data
 Net assets, end of
  period
  (in 000s).............    $334,001     $308,483    $156,521    $165,050   $107,953
 Ratio of expenses to
  average net assets:
  Before expense
   reimbursement........       0.01%***     0.02%       0.06%       0.14%      0.33%***
  After expense
   reimbursement........       0.00%***     0.00%       0.00%       0.00%      0.00%***
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement........       9.44%***    10.75%      10.09%       9.17%      9.33%***
  After expense
   reimbursement........       9.45%***    10.77%      10.15%       9.31%      9.66%***
 Portfolio turnover
  rate..................         61%         106%         76%         45%        25%

*  The Fund commenced operations April 28, 1995.
** The net investment income per share data was determined by using average shares outstanding during the period.
*** Annualized

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

The Emerging Markets Debt Fund attempts to outperform its benchmark, the JP Morgan Emerging Markets Bond Index Plus (EMBI+), while controlling risk. The Fund is diversified across a wide range of emerging market fixed income securities issued by sovereign, agency and corporate borrowers.

Our analysis of emerging market securities focuses on the fundamental economic and political elements that drive capital market risks and returns. Our analysis combines disciplined quantitative techniques with qualitative judgment, in the context of integrated global capital markets. Our process is guided by risk considerations, and seeks to exploit discrepancies between a security's fundamental value and its observed market price.

 .Sovereign Price Analysis:
 We decompose bond cash flow into sovereign and U.S. collateral components, using similar quantitative techniques to those proven successful in the mortgage-backed market.

 .Sovereign Risk, or Value Analysis:
 We employ a rational model of economic and political variables prioritized with respect to immediate serviceability, medium-term solvency, and long-term structural strength.

Since its performance inception on July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Debt Fund has produced a return of 19.55% versus the benchmark return of 15.19%. It has achieved these results with a risk or volatility level of 22.97% similar to the benchmark volatility of 22.90%. For the most recent six months, the Fund has outperformed the benchmark by 307 basis points (13.64% versus 10.57%). Emerging market debt spreads have declined modestly since the beginning of the year, but remain under duress at currently high historical levels. While speculators' risk positions have presumably been reduced, sovereign spreads remain high, and reflect a cautious outlook on emerging economies' prospects.

Overall we believe that sovereign spreads in the emerging markets adequately reflect the risks. Even excluding Russia's problematic debt, current market spreads imply about a 40% conditional probability of default. By looking at default scenarios and applying reasonable estimates to recovery values, we think that emerging market debt is attractively priced. While volatility is expected to continue to be high, the opportunities available to a fundamental value-oriented investor are significant enough to offset the associated risks. That being said, risk reduction remains a primary driver of our investment decisions.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

Total Return

                                         6 Months 1 Year  3 Years Annualized
                                          Ended    Ended   Ended   6/30/95*
                                         6/30/99  6/30/99 6/30/99 to 6/30/99
----------------------------------------------------------------------------
 Brinson Emerging Markets Debt Fund(1)    13.64%   -2.33%  13.46%   18.79%
----------------------------------------------------------------------------
 Brinson Emerging Markets Debt Fund(2)    13.08    -2.81   13.27    18.79
----------------------------------------------------------------------------
 JP Morgan EMBI+                          10.57    -4.27    8.90    14.87
----------------------------------------------------------------------------

 *Inception date of the Brinson Emerging Markets Debt Fund.
 (1)Total return based on NAV--Does not include the payment of a transaction charge on Fund share purchases.
 (2) Standardized total return--Includes the payment of a transaction charge on Fund share purchases in each period presented where applicable. Effective March 1, the transaction charge or Fund shares purchased was changed from 0.50% to 0.75%.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund and in the JP Morgan EMBI+ if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Debt Fund
vs. JP Morgan EMBI+

                    BRINSON EMERGING MARKETS DEBT FUND LOGO

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS DEBT FUND                          MARKET ALLOCATION
--------------------------------------------------------------------------------

As of June 30, 1999 (Unaudited)

                                       Index   Strategy Over/Under Strategy Range
                                       Weight   Weight    Weight    (95% Freq.)
                                       ------  -------- ---------- --------------
Argentina.............................  24.8%    13.9%    -10.9%        5-30%
Brazil................................  22.2     23.5      +1.3         5-30
Bulgaria..............................   2.5      4.5      +2.0         0-10
China.................................   0.0      0.9      +0.9         0-10
Colombia..............................   0.8      7.9      +7.1         0-10
Croatia...............................   0.0      5.2      +5.2         0-10
Ecuador...............................   1.9      0.0      -1.9         0-10
Guatemala.............................   0.0      0.0       0.0         0-10
Korea.................................   3.4      0.0      -3.4         0-10
Mexico................................  18.0     16.5      -1.5         5-30
Morocco...............................   1.4      5.6      +4.2         0-10
Nigeria...............................   1.0      0.0      -1.0         0-10
Panama................................   2.3      0.0      -2.3         0-10
Peru..................................   1.7      0.0      -1.7         0-10
Philippines...........................   1.4      0.0      -1.4         0-10
Poland................................   3.6      0.0      -3.6         0-10
Quatar................................   0.0      2.5      +2.5         0-10
Russia................................   8.1      5.2      -2.9         0-10
Tunisia...............................   0.0      1.6      +1.6         0-10
Turkey................................   0.0      0.7      +0.7         0-10
Venezuela.............................   7.0      6.9      -0.1         0-15
Cash..................................   0.0      5.2      +5.2         0-30
                                       -----    -----
                                       100.0%   100.0%

Note: Totals may not add due to rounding.



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Face
                                                      Amount          Value
                                                  --------------- -------------

Bonds - 90.59%
International Dollar Bonds - 90.59%
Argentina - 13.14%
Argentina - FRN, 5.938%, due 03/31/05...........   $    3,162,000  $  2,701,929
Argentina - FRN, 12.120%, due 04/10/05..........       21,050,000    18,734,500
Argentina - Par Series L, 7.330%, due 03/31/23..       16,250,000    10,379,687
Compania de Alimentos Fargo S.A.,
 13.250%, due 08/01/08..........................        4,000,000     3,100,000
Republic of Argentina, 11.750%, due 04/07/09....       23,900,000    21,510,000
                                                                  -------------
                                                                     56,426,116
                                                                  -------------
Brazil - 22.38%
Banco Nacional de Desenvolvimento Economico e
 Social, 15.224%, due 06/16/08..................       15,000,000    12,562,500
Brazil - C PIK Bond, 8.000%, due 04/15/14.......       28,089,080    18,293,013
Brazil - DCB L FRN, 5.938%, due 04/15/12........       23,350,000    14,360,250
Brazil - New Money Bond L FRN,
 5.938%, due 04/15/09...........................        3,250,000     2,266,875
Brazil - EI L FRN, 5.875%, due 04/15/06.........        2,850,000     2,244,375
Brazil - DCB L FRN RG, 5.938%, due 04/15/12.....       12,750,000     7,841,250
Brazil - FLIRB L FRN BR, 5.000%, due 04/15/09...       21,300,000    11,821,500
Brazil - FLIRB L FRN RG, 5.000%, due 04/15/09...        6,700,000     3,718,500
Brazil - MYDFA Trust RegS, 5.875%, due
 09/15/07.......................................       32,932,296    22,970,277
                                                                  -------------
                                                                     96,078,540
                                                                  -------------
Bulgaria - 4.32%
Bulgaria - FLIRB Series A VRN RG,
 2.500%, due 07/28/12...........................          350,000       212,188
Bulgaria - IBA FRN, 5.875%, due 07/28/11........        9,000,000     6,131,250
Bulgaria - FLIRB Series A VRN BR,
 2.500%, due 07/28/12...........................       20,100,000    12,185,625
                                                                  -------------
                                                                     18,529,063
                                                                  -------------
Colombia - 7.55%
Banco de Comercio Exterior de Colombia,
 3.850%, due 07/09/01...........................      980,000,000     7,813,120
Republic of Colombia, 7.270%, due 06/15/03......       21,500,000    18,382,500
Republic of Colombia, 9.750%, due 04/23/09......        7,600,000     6,232,000
                                                                  -------------
                                                                     32,427,620
                                                                  -------------
Croatia - 4.91%
Croatia - Series A FRN, 5.813%, due 07/31/10....       26,500,000    21,067,500
                                                                  -------------
Hong Kong - 0.88%
Silver Grant International Industries
 Convertible,
 1.000%, due 08/19/04...........................        5,400,000     3,780,000
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                       Face
                                                      Amount          Value
                                                  --------------- -------------

International Dollar Bonds - (continued)
Mexico - 15.89%
Conproca S.A., RegS, 12.000%, due 06/16/10......   $   14,060,000  $ 13,357,000
Fideicumiso Petacalco Trust RegS,
 10.160%, due 12/23/09..........................        6,200,000     5,580,000
Mexico - Par Series W-B, 6.250%, due 12/31/19...       15,200,000    11,286,000
Mexico - United Mexican States, Warrants........           18,250     1,140,625
Monterray Power S.A., 9.625%, due 11/15/09......       11,300,000     9,605,000
Petro Mexicanos, RegS, 9.657%, due 07/15/05.....       29,214,000    27,242,055
                                                                  -------------
                                                                     68,210,680
                                                                  -------------
Morocco - 5.36%
Morocco - Loan Tranche A FRN, 5.906%, due
 01/01/09.......................................       28,571,429    23,000,000
                                                                  -------------
Russia - 5.04%
Russia, RegS, 12.750%, due 06/24/28.............       38,350,000    21,619,812
                                                                  -------------
Tunisia - 1.49%
Banque Centrale de Tunisie, 8.250%, due
 09/19/27.......................................        7,700,000     6,391,000
                                                                  -------------
Turkey - 0.60%
Cellco Finance NV, 15.000%, due 08/01/05........        2,500,000     2,575,000
                                                                  -------------
United Kingdom - 2.40%
State of Qatar Series 144A, 9.500%, due
 05/21/09.......................................       10,000,000    10,290,000
                                                                  -------------
Venezuela - 6.63%
Venezuela - 9.250%, due 09/15/27................        6,000,000     4,020,000
Venezuela - DCB Series DL, FRN,
 6.313%, due 12/18/07...........................       24,892,740    19,245,200
Venezuela - Discont Bond, Series W-A FRN,
 5.875%, due 03/31/20...........................        5,000,000     3,250,000
Venezuela - FLIRB Series B FRN,
 6.000%, due 03/31/07...........................                3             2
Venezuela Discount Bond, Series B FRN,
 6.000%, due 03/31/20...........................        3,000,000     1,950,000
                                                                  -------------
                                                                     28,465,202
                                                                  -------------
Total Bonds (Cost $372,372,159).................                    388,860,533
                                                                  -------------
                                                      Shares
                                                  ---------------
Short-Term Investments - 7.43%
Investment Companies - 6.75%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund.....................................       28,951,002    28,951,001
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1999 (Unaudited)

                                                         Face
                                                        Amount        Value
                                                      ----------- -------------
Treasury Obligations - 0.68%
U.S. Treasury Bill, 0.000%, due 08/05/99.............  $2,940,000  $  2,927,423
                                                                  -------------
Total Short Term Investments (Cost $31,878,282)......                31,878,424
                                                                  -------------
Total Investments (Cost $404,250,441) - 98.02% (a)...               420,738,957
Cash and other assets, less liabilities - 1.98%......                 8,513,772
                                                                  -------------
Net Assets - 100%....................................              $429,252,729
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $404,250,441; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $32,369,734
         Gross unrealized depreciation............  (15,881,218)
                                                   ------------
             Net unrealized appreciation..........  $16,488,516
                                                   ============

(b) No stated interest rate
BR:  Bearer
RG:  Registered
FLIRB: Front loaded interest reduction bond
FRN: Floating rate note--The rate disclosed is that in effect at June 30, 1999
DCB: Debt conversion bond
PIK: Payments in kind, interest payment in cash or additional securities. 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $10,290,000 or 2.40% of net assets.

FUTURES CONTRACTS

The Brinson Emerging Markets Debt Fund had the following open futures contracts as of June 30, 1999:

                             Settlement      Cost/      Current    Unrealized
                                Date       Proceeds      Value    Gain/(Loss)
                           -------------- ----------- ----------- ------------
U.S. Interest Rate
 Futures Buy Contracts
10 Year U.S. Treasury
 Notes, 135 contracts....  September 1999  15,172,844  15,010,313  $   162,532
30 Year U.S. Treasury
 Bonds, 1,115 contracts..  September 1999 131,769,446 129,235,469   (2,533,977)
                                                                  ------------
                                                                   $(2,371,445)
                                                                  ============

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 1999 was $2,927,423.

                See accompanying notes to financial statements.

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Emerging Markets Debt Fund had the following open forward currency contracts as of June 30, 1999:

                                  Settlement    Local     Current   Unrealized
                                     Date     Currency     Value       Gain
                                  ---------- ----------- ---------- ----------
Forward Foreign Currency Sale
 Contracts:
 Japanese Yen.................... 09/03/1999 970,000,000 $8,092,831   $37,046
                                                                     ========



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $375,299,440)......................  $391,787,956
  Affiliated issuers (Cost $28,951,001).........................    28,951,001
 Cash...........................................................         2,000
 Receivables:
  Interest......................................................     7,694,292
  Variation margin..............................................       853,281
 Other Assets...................................................        37,046
                                                                 -------------
    TOTAL ASSETS................................................   429,325,576
                                                                 -------------
LIABILITIES:
 Payables:
  Other liabilities.............................................        72,847
                                                                 -------------
    TOTAL LIABILITIES...........................................        72,847
                                                                 -------------
NET ASSETS:
 Applicable to 21,547,772 shares; no par value, unlimited shares authorized....................................................  $429,252,729
                                                                 =============
 Net asset value and redemption price per share
  ($429,252,729 / 21,547,772 shares)............................  $    19.9210
                                                                 =============
 Maximum offering price per share (net assets value, plus 0.50%
  of net asset value or 0.50% of offering price)................  $    20.0210
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $306,353,030
 Accumulated net investment income..............................   134,977,070
 Accumulated net realized loss..................................   (26,230,517)
 Net unrealized appreciation....................................    14,153,146
                                                                 -------------
    NET ASSETS..................................................  $429,252,729
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
 Interest.......................................................  $ 31,439,192
                                                                 -------------
    TOTAL INCOME................................................    31,439,192
                                                                 -------------
EXPENSES:
 Administration.................................................       155,986
 Professional...................................................        45,284
 Custodian......................................................        39,516
 Other..........................................................         3,982
                                                                 -------------
    TOTAL EXPENSES..............................................       244,768
                                                                 -------------
    NET INVESTMENT INCOME.......................................    31,194,424
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................   (24,553,672)
  Futures contracts.............................................    (5,974,980)
  Foreign currency transactions.................................       177,985
                                                                 -------------
    Net realized loss...........................................   (30,350,667)
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..............................    57,594,225
  Futures contracts.............................................    (2,604,092)
  Forward contracts.............................................        37,046
  Translation of other assets and liabilities denominated in
   foreign currency.............................................          (971)
                                                                 -------------
    Change in net unrealized appreciation or depreciation.......    55,026,208
                                                                 -------------
 Net realized and unrealized gain...............................    24,675,541
                                                                 -------------
 Net increase in net assets resulting from operations...........  $ 55,869,965
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Six Months
                                                      Ended        Year Ended
                                                  June 30, 1999   December 31,
                                                   (Unaudited)        1998
                                                  -------------  --------------
OPERATIONS:
 Net investment income...........................  $ 31,194,424   $  53,699,994
 Net realized loss...............................   (30,350,667)    (51,952,975)
 Change in net unrealized appreciation or
  depreciation...................................    55,026,208     (58,144,577)
                                                  -------------  --------------
 Net increase (decrease) in net assets resulting
  from operations................................    55,869,965     (56,397,558)
                                                  -------------  --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold.....................................    20,325,032     180,024,224
 Shares redeemed.................................   (45,179,912)   (153,474,069)
                                                  -------------  --------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)............   (24,854,880)     26,550,155
                                                  -------------  --------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS......    31,015,085     (29,847,403)
                                                  -------------  --------------
NET ASSETS:
 Beginning of period.............................   398,237,644     428,085,047
                                                  -------------  --------------
 End of period (including accumulated net
  investment income of $134,977,070 and
  $103,782,646, respectively)....................  $429,252,729   $ 398,237,644
                                                  =============  ==============
(a) A summary of capital share transactions
 follows:
                                                     Shares          Shares
                                                  -------------  --------------
 Shares sold.....................................     1,152,236      10,283,200
 Shares redeemed.................................    (2,322,714)     (8,728,204)
                                                  -------------  --------------
  Net increase (decrease) in shares outstanding..    (1,170,478)      1,554,996
                                                  =============  ==============



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                         Six Months
                         Ended June      Years Ended December 31,       Period Ended
                          30, 1999     -------------------------------- December 31,
                         (Unaudited)     1998       1997        1996       1995*
                         -----------   ---------  ---------   --------- ------------
Net asset value,
 beginning of period...    $17.5294     $20.2278   $16.8816    $11.6401   $10.0000
                          ---------    ---------  ---------   ---------  ---------
Income (loss) from
 investment operations:
 Net investment
  income...............      1.6958       2.2017     1.7757**    1.3882     0.4485
 Net realized and
  unrealized gain
  (loss)...............      0.6958      (4.9001)    1.5705      3.8533     1.1916
                          ---------    ---------  ---------   ---------  ---------
  Total income (loss)
   from investment
   operations..........      2.3916      (2.6984)    3.3462      5.2415     1.6401
                          ---------    ---------  ---------   ---------  ---------
Net asset value, end of
 period................    $19.9210     $17.5294   $20.2278    $16.8816   $11.6401
                          =========    =========  =========   =========  =========
Total return (non-
 annualized)...........      13.64%     (13.34)%     19.82%      45.03%     16.40%
Ratios/Supplemental
 data
 Net assets, end of
  period
  (in 000s)............    $429,253     $398,238   $428,085    $222,571   $119,654
 Ratio of expenses to
  average net assets...       0.12%***     0.12%      0.13%       0.18%      0.50%***
 Ratio of net
  investment income to
  average net assets...      14.97%***    12.21%      9.83%      11.89%     12.95%***
 Portfolio turnover
  rate.................         33%         122%       120%         71%        29%

*  The Fund commenced operations June 30, 1995.
** The net investment income per share was determined by using average shares outstanding during the period.
*** Annualized

                See accompanying notes to financial statements.

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of twelve series representing separate portfolios of investments, each of which is non-diversified. The twelve series are: Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Post-Venture Fund, Brinson Global (ex-U.S.) Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Short/Intermediate Fixed Income Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund (each a "Fund," and collectively the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of the Funds is includable in the income tax returns of the investors.

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

F. Partnership Allocations: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson Post-Venture Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the following funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund............................................ 0.05%
Brinson U.S. Equity Fund.................................................. 0.01
Brinson U.S. Large Capitalization Equity Fund............................. 0.01
Brinson U.S. Large Capitalization Value Equity Fund....................... 0.01
Brinson Global (Ex-U.S.) Equity Fund...................................... 0.06
Brinson Emerging Markets Equity Fund...................................... 0.50
Brinson U.S. Short/Intermediate Fixed Income Fund......................... 0.01
Brinson U.S. Cash Management Prime Fund................................... 0.01
Brinson Short-Term Fund................................................... 0.05
Brinson Emerging Markets Debt Fund........................................ 0.50

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund........................................... $7,964
Brinson U.S. Equity Fund.................................................  2,353
Brinson U.S. Large Capitalization Equity Fund............................      0
Brinson U.S. Large Capitalization Value Equity Fund......................  3,060
Brinson Post-Venture Fund................................................  3,077
Brinson Global (Ex-U.S.) Equity Fund.....................................  2,896
Brinson Emerging Markets Equity Fund.....................................  3,077
Brinson U.S. Short/Intermediate Fixed Income Fund........................    800
Brinson U.S. Cash Management Prime Fund..................................  3,711
Brinson Short-Term Fund..................................................    910
Brinson High Yield Fund..................................................  2,353
Brinson Emerging Markets Debt Fund.......................................  2,715

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 17.72% of the Fund's total net assets at June 30, 1999. Amounts relating to those investments at June 30, 1999 and for the six months ended is summarized as follows:

                                                                 Change in
                                                         Net        Net
                                            Sales     Realized   Unrealized
Affiliates                  Purchases     Proceeds      Gain    Gain/(Loss)      Value
------------------------  ------------- ------------- --------- ------------ -------------
Brinson Post-Venture
 Fund...................   $   --        $   --        $  --     $   534,553  $ 29,322,098
Brinson High Yield
 Fund...................                     --          --          886,072    46,269,702
Brinson Emerging Markets
 Equity Fund............       --            --          --       15,573,211    61,218,427
Brinson Emerging Markets
 Debt Fund..............       --           5,000,000   974,995   10,346,058    88,342,984
Brinson Supplementary
 Trust U.S. Cash
 Management Prime Fund..    424,625,920   401,710,466    --          --         63,240,119
                          ------------- ------------- --------- ------------ -------------
                           $424,625,920  $406,710,466  $974,995  $27,339,894  $288,393,330
                          ============= ============= ========= ============ =============

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at June 30, 1999 and for the six months ended are summarized as follows:

                                                                              % of
                                          Sales      Interest                 Net
Fund                       Purchases     Proceeds     Income       Value     Assets
------------------------  ------------ ------------ ----------- ------------ ------
Brinson U.S. Equity
 Fund...................  $ 33,900,214 $ 25,780,587 $   233,308 $ 11,489,699   5.42%
Brinson U.S. Large
 Capitalization Equity
 Fund...................    13,742,025   12,997,782       7,858      744,243   5.74
Brinson U.S. Large
 Capitalization Value
 Equity Fund............    12,959,536   10,628,941      73,244    3,494,998   2.82
Brinson Post-Venture
 Fund...................    94,358,286   69,773,178     773,829   50,962,884   8.25
Brinson Global (Ex-U.S.)
 Equity Fund............    24,903,388   24,533,410      74,006    1,331,945   1.53
Brinson Emerging Markets
 Equity Fund............   183,010,167  181,033,250     557,395   12,240,250   2.73
Brinson U.S.
 Short/Intermediate
 Fixed Income Fund......     9,305,733    8,144,900      36,350    1,614,029   6.00
Brinson U.S. Cash
 Management Prime Fund..   639,422,210  484,697,309  11,070,394  453,768,060 100.00
Brinson Short-Term
 Fund...................     3,076,621    3,076,621         445      --        --
Brinson High Yield
 Fund...................   127,038,741  118,722,402     345,569   16,076,063   4.81
Brinson Emerging Markets
 Debt Fund..............   153,648,206  132,177,566     263,602   28,951,001   6.75

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3. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended June 30, 1999, excluding short-term investments, were as follows:

                                               Purchases   Proceeds from Sales
                                              ------------ -------------------
Brinson Global Securities Fund............... $778,766,850    $875,698,811
Brinson U.S. Equity Fund.....................   49,082,770      42,649,567
Brinson U.S. Large Capitalization Equity
 Fund........................................   12,868,047         651,610
Brinson U.S. Large Capitalization Value Eq-
 uity Fund...................................   45,651,168      50,165,079
Brinson Post-Venture Fund....................  276,448,305     111,128,794
Brinson Global (Ex-U.S.) Equity Fund.........   34,524,153      25,318,879
Brinson Emerging Markets Equity Fund.........  202,598,807     257,360,755
Brinson U.S. Short/Intermediate Fixed Income
 Fund........................................   21,265,646      17,534,448
Brinson High Yield Fund......................  214,598,758     190,315,099
Brinson Emerging Markets Debt Fund...........  128,837,501     160,347,333

4. EQUITY SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund enters into equity swap contracts. Equity swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In these swaps, the Fund agrees to receive the return on an emerging market equity index and pay a floating interest rate based on the notional amount of each contract.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset equity swap contracts, if any, are reflected as receivable or payable for equity swap contracts closed on the statement of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Fund is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At June 30, 1999, the Brinson Emerging Markets Equity Fund had open equity swap contracts with a limited number of international dealers, including the Fund's custodian. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of its open equity swap contracts.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities Fund and the Brinson Global (Ex-U.S.) Equity Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward

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--------------------------------------------------------------------------------

foreign currency contracts during the six months ended June 30, 1999 was the Fund's custodian, or an affiliate of the Fund's custodian.

6. FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7. SECURITY LENDING:
The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least to 102% of the value of domestic securities loaned and 105% of the value of global (ex-U.S.) securities loaned. The cash collateral received is invested in short-term securities. The value of loaned securities and related collateral outstanding at June 30, 1999, are as follows:

                                                                      Cash
                                                  Value of Loaned  Collateral-
                                                    Securities      Received
                                                  --------------- -------------
Brinson Global Securities Fund...................   $315,149,775   $330,697,455
                                                   =============  =============

8. TRANSACTION CHARGES
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases. Effective March 1, 1999, the Brinson Emerging Markets Debt Fund's transaction charge was changed to .075%. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund were $360,168 and $3,745,133 and $101,625 and $900,123, respectively, for the six months ended June 30, 1999 and 1998, respectively, and are included in shares sold on the statements of changes in net assets.

This Report is submitted for the general information of the shareholders of the
  Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.


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